One National Life Drive

Montpelier, VT 05604

August 4, 2006

Dear Shareholder:

A Special Meeting of Shareholders of the Sentinel New York Tax-Free Income Fund (“Sentinel New York Fund”), Sentinel Pennsylvania Tax-Free Trust (“Sentinel Pennsylvania Fund”) and Sentinel Tax-Free Income Fund (“Sentinel Tax Free Fund”) will be held at One National Life Drive, Montpelier, VT 05604 on October 3, 2006 at 10:00 a.m., Eastern Time.  Enclosed is a combined Proxy Statement/Prospectus, which contains important proposals for you to consider.  You are eligible to vote on one or more of the proposals because you were a shareholder of record of the Sentinel New York Fund or Sentinel Tax Free Fund, each a series of Sentinel Group Funds, Inc., or the Sentinel Pennsylvania Fund, at the close of business on the New York Stock Exchange on July 7, 2006.

The Board of Directors of the Sentinel New York Fund and the Sentinel Tax Free Fund and the Board of Trustees of the Sentinel Pennsylvania Fund have  proposed  that (1) the Sentinel New York Fund be reorganized with and into the Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust (“Federated New York Fund”), (2) the Sentinel Pennsylvania Fund be reorganized with and into the Federated Pennsylvania Municipal Income Fund, a series of Federated Municipal Securities Income Trust (“Federated Pennsylvania Fund”) and (3) the Sentinel Tax Free Fund be reorganized with and into the Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”), each in a tax-free reorganization (each a “Reorganization”).  If the shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively, approve the applicable Reorganization, they will become shareholders of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively.  No sales charges or redemption fees will be imposed in connection with each Reorganization.  In addition, we do not expect any Reorganization to cause the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shareholders to recognize any federally taxable gains or losses.  However, each of those Funds will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to that Fund’s shareholders.

The Sentinel New York Fund seeks high current interest income exempt from federal income tax and New York City and New York State personal income tax, while seeking to control risk, by normally investing at least 80% of its total assets in tax-exempt New York obligations.  The Federated New York Fund seeks to provide current income exempt from federal regular income tax (not including the federal alternative minimum tax (“AMT”)) and the personal income taxes imposed by the state of New York and New York municipalities by investing at least a majority of its assets in a portfolio of long-term, investment grade, New York tax-exempt securities.

The Sentinel Pennsylvania Fund seeks high current interest income exempt from federal income tax and Pennsylvania personal income tax, while seeking to control risk by normally investing at least 80% of its net assets in tax-exempt Pennsylvania obligations.  The Federated Pennsylvania Fund seeks to provide current income exempt from federal regular income tax (not including the AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities by investing at least a majority of its assets in a portfolio of long-term, investment-grade, Pennsylvania tax-exempt securities.

The Sentinel Tax Free Fund seeks high current income exempt from federal income taxes while seeking to control risk by normally investing at least 80% of its total assets in municipal bonds.  The Federated Municipal Fund seeks to provide for its shareholders a high level of current income which is exempt from federal regular income tax (not including the AMT) by investing primarily in a portfolio of long-term, investment-grade, tax-exempt securities.

We believe the Federated Funds offer favorable pro forma net expenses for compatible funds of significantly larger size with attractive overall historical performance records managed by a highly respected company. Each Sentinel Fund Board has determined that each Reorganization is in the best interests of the Sentinel Fund and its shareholders, and recommends that you vote FOR the Reorganization of your Fund.

The enclosed materials provide more information.  Please read this information carefully and call us at 1-800-282-3863 if you have any questions.  Your vote is important to us, no matter how many shares you own.

After you review the enclosed materials, we ask that you vote FOR the Reorganization of your Fund.

Sincerely,

Thomas H. MacLeay

Chair

QUESTIONS AND ANSWERS

YOUR VOTE IS VERY IMPORTANT

Q.

On what am I being asked to vote at the upcoming Special Meeting of Shareholders (“Meeting”) on
October 3, 2006?

A.

Shareholders of the Sentinel New York Tax-Free Income Fund (“Sentinel New York Fund”) are being asked to approve its reorganization with and into the Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust (“Federated New York Fund”).  Shareholders of the Sentinel Pennsylvania Tax-Free Fund (“Sentinel Pennsylvania Fund”) are being asked to approve its reorganization with and into the Federated Pennsylvania Municipal Income Fund, a series of Federated Municipal Securities Income Trust (“Federated Pennsylvania Fund”).  Shareholders of the Sentinel Tax-Free Income Fund (“Sentinel Tax Free Fund”) are being asked to approve its reorganization with and into the Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”).  Each of these transactions is called a “Reorganization.”

Q.

Has the Board approved each Reorganization?

A.

The Sentinel New York and Sentinel Tax Free Funds’ Board of Directors and the Sentinel Pennsylvania Fund’s Board of Trustees have agreed that each Reorganization is in the shareholders’ best interests and recommends that you vote in favor of your Fund’s Reorganization.

Q.

How will the Reorganization affect me as a shareholder?

A.

If approved:  Sentinel New York Fund shareholders will become shareholders of the Federated New York Fund.  Sentinel Pennsylvania Fund shareholders will become shareholders of the Federated Pennsylvania Fund.  Sentinel Tax Free Fund shareholders will become shareholders of the Federated Municipal Fund.

Q.

What is the timetable for each Reorganization?

A.

If approved by shareholders at the Meeting, each Reorganization is expected to take effect on or about
October 13, 2006.

Q.

Who will pay for each Reorganization?

A.

The expenses of the proxy solicitation and shareholder meeting, including legal expenses, printing, packaging, and postage, will be borne by Sentinel Asset Management, Inc., Federated Investors, Inc. and/or their affiliates.

Q.

What will I receive in exchange for my current shares?

A.

An account will be created for you that will be credited with Federated New York Fund, Federated Pennsylvania Fund or Federated Municipal Fund Class A shares, as applicable, with an aggregate value equal to the value of your respective Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shares at the time of your Fund’s Reorganization. The net asset value of the Sentinel Funds’ shares will be determined in accordance with the procedures described in the corresponding Federated Funds’ Prospectus and Statement of Additional Information, and in accordance with the Federated Funds’ valuation procedures. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to su ch time. As a result, the dollar value of a Sentinel Fund’s shareholder’s investment may be lower after the applicable Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur. You may receive a greater or lesser number of shares.  No physical share certificates will be issued to you.  All stock certificates for shares of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will be cancelled.

Q.

Will my Fund’s Reorganization result in any federal tax liability to me?

A.

Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization.  However, each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to that Fund’s shareholders.

Q.

Can I exchange or redeem my Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund shares before my Fund’s Reorganization takes place?

A.

Yes.  You may exchange your Fund shares for appropriate shares of another Sentinel Fund, or redeem your shares, at any time before a Reorganization takes place, as set forth in your Fund’s Prospectus.  If you choose to do so, your request will be treated as a normal exchange or redemption of shares and may be a taxable transaction. In addition, you will be charged any applicable contingent deferred sales charge or redemption fee on your exchange or redemption.

Q.

What will happen to my active Automatic Investment Plan or Systematic Withdrawal Plan?

A.

All accounts options, including Automatic Investment Plans, Systematic Withdrawal Plans and Bank Instructions, will automatically be copied to your new account.

Q.

Will I be able to continue to use my Sentinel Fund checkbook?

A.

No.  Your Sentinel Fund checkbook will no longer be valid as of the Reorganization.  The Federated Funds do not provide a check writing option.

Q.

What happens if shareholders do not approve a Reorganization?

A.

If your Fund’s Reorganization is not approved, you will remain a shareholder of your Fund.  The approval of a particular Reorganization is not contingent upon the approval of the other Reorganizations.  However, we may reevaluate whether any Reorganization should be consummated if less than all three Reorganizations are approved.  Also, there are certain contingencies, such as minimum fund asset levels, that are contained  in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds’ advisor.  If all three Reorganizations are not approved, these contingencies may not be satisfied.

Q.

I don’t own very many shares.  Why should I bother to vote?

A.

Your vote makes a difference.  If numerous shareholders just like you fail to vote, a Fund may not receive sufficient votes to hold the Meeting or approve its Reorganization.

Q.

Who is entitled to vote?

A.

Any person who owned shares of the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund on the record date, which was the close of business on the New York Stock Exchange on July 7, 2006, is entitled to vote on the applicable Reorganization - even if that person later sells the shares.  You may cast one vote for each share of the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund you owned on the record date.

Q.

How can I vote?


A.

Please refer to the enclosed proxy card for information on authorizing a proxy and submitting voting instructions by telephone or mail.  You may also vote at the Meeting.

SENTINEL NEW YORK TAX-FREE INCOME FUND

SENTINEL TAX-FREE INCOME FUND

EACH A SERIES OF SENTINEL GROUP FUNDS, INC.

SENTINEL PENNSYLVANIA TAX-FREE TRUST

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

1-800-282-3863

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

TO BE HELD ON OCTOBER 3, 2006

A Special Meeting of Shareholders (“Meeting”) of the Sentinel New York Tax-Free Income Fund (“Sentinel New York Fund”) and Sentinel Tax-Free Income Fund (“Sentinel Tax Free Fund”), each a series of Sentinel Group Funds, Inc. (“Corporation”) and the Sentinel Pennsylvania Tax-Free Trust (“Sentinel Pennsylvania Fund”) will be held on October 3, 2006 at One National Life Drive, Montpelier, VT 05604 at 10:00 a.m., Eastern Time, for the purpose of considering and voting on the proposal(s) set forth below.  Proposal 1(a), if approved by shareholders of the Sentinel New York Fund, will result in the transfer of the assets of the Sentinel New York Fund to the Federated New York Municipal Income Fund, a series of the Federated Municipal Securities Income Trust (“Federated New York Fund”) in return for Class A shares of the Federated New York Fund.  Proposal 1(b), if approved by shareholders of the Sentinel Pennsyl vania Fund, will result in the transfer of the assets of the Sentinel Pennsylvania Fund to the Federated Pennsylvania Municipal Income Fund, a series of the Federated Municipal Securities Income Trust (“Federated Pennsylvania Fund”) in exchange for Class A shares of the Federated Pennsylvania Fund.  Proposal 1(c), if approved by the shareholders of the Sentinel Tax Free Fund, will result in the transfer of the assets of the Sentinel Tax Free Fund to the Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”) in return for Class A shares of the Federated Municipal Fund.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization.  However, whether any Reorganization should be consummated may be reevaluated if less than all three Reorganizations are approved.  Also, there are certain contingencies in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds’ advisor that may not be satisfied unless all three Reorganizations are approved.

PROPOSAL 1(a): To approve the reorganization of the Sentinel New York Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(b): To approve the reorganization of the Sentinel Pennsylvania Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 1(c): To approve the reorganization of the Sentinel Tax Free Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in the enclosed Proxy Statement/Prospectus.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

Shareholders of record of the Sentinel New York Fund, for Proposal 1(a), Sentinel Pennsylvania Fund, for Proposal 1(b), and/or Sentinel Tax Free Fund, for Proposal 1(c), as of the close of business on the New York Stock Exchange on July 7, 2006 are entitled to notice of and to vote at the Meeting, or any adjournment or postponement of the Meeting.  Each Proposal 1(a), 1(b) and 1(c) will be effected only if the shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively, vote to approve the applicable Proposal.

Your Vote is Important.

Please Authorize Your Proxy By Telephone Or

Complete, Sign, Date and Return Your Proxy Card.

As A Shareholder Of The Sentinel New York Fund, Sentinel Pennsylvania Fund And/Or Sentinel Tax Free Fund, You Are Asked To Attend The Meeting Either In Person Or By Proxy.  We Urge You To Vote By Proxy.  Your Prompt Authorization Of A Proxy Will Help Assure A Quorum At The Meeting And Avoid Additional Expenses Associated With Further Solicitation.  Authorizing A Proxy Will Not Prevent You From Voting Your Shares In Person At The Meeting.  You May Revoke Your Proxy Before It Is Exercised By Submitting To The Secretary of Sentinel Group Funds, Inc. or Sentinel Pennsylvania Tax-Free Trust, As Applicable A Written Notice Of Revocation Or A Subsequently Signed Proxy Card, Or By Attending The Meeting And Voting In Person.  A Prior Proxy Can Also Be Revoked By Authorizing A Subsequent Proxy By Telephone.

By Order of the Sentinel Group Funds, Inc. Board of Directors and Sentinel Pennsylvania Tax-Free Trust Board of Trustees,

/s/Kerry A. Jung

Kerry A. Jung

Secretary

Montpelier, Vermont

August 4, 2006

PROXY STATEMENT/PROSPECTUS

DATED AUGUST 4, 2006

RELATING TO THE REORGANIZATIONS OF

SENTINEL NEW YORK TAX-FREE INCOME FUND,

A SERIES OF SENTINEL GROUP FUNDS, INC.

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

WITH AND INTO

FEDERATED NEW YORK MUNICIPAL INCOME FUND,

A SERIES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SENTINEL PENNSYLVANIA TAX-FREE TRUST

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

WITH AND INTO

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND,

A SERIES OF FEDERATED MUNICIPAL SECURITIES INCOME TRUST

5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

SENTINEL TAX-FREE INCOME FUND,

A SERIES OF SENTINEL GROUP FUNDS, INC.

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

WITH AND INTO

FEDERATED MUNICIPAL SECURITIES FUND, INC.

5800 CORPORATE DRIVE
PITTSBURGH, PA 15237-7000

This Proxy Statement/Prospectus Is Furnished In Connection With The Solicitation Of Proxies By The Board Of Directors Of Sentinel Group  Funds, Inc., A Maryland Corporation (“Corporation”), On Behalf Of Its Series, The Sentinel New York Tax-Free Income Fund (“Sentinel New York Fund”) And Sentinel Tax-Free Income Fund (“Sentinel Tax Free Fund”), And the Board of Trustees of the Sentinel Pennsylvania Tax-Free Trust, A Pennsylvania Trust (“Sentinel Pennsylvania Fund”) In Connection With The Special Meeting Of Shareholders (“Meeting”) To Be Held On October 3, 2006, At 10:00 a.m., Eastern Time, At One National Life Drive, Montpelier, VT 05604 Or Any Adjournment Or Postponement Of The Meeting. At the Meeting, shareholders of each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund will be asked to consider and approve a proposed reorganization of their respective Fund (each a “Reo rganization”), as described in the Agreements and Plans of Reorganization, each dated June 20, 2006 (each a “Plan of Reorganization”), of (1) the Corporation, on behalf of the Sentinel New York Fund, and Federated Municipal Securities Income Trust, a Massachusetts business trust (“Trust”), on behalf of its series the Federated New York Municipal Income Fund (“Federated New York Fund”), (2) the Sentinel Pennsylvania Fund and the Trust, on behalf of its series the Federated Pennsylvania Municipal Income Fund (“Federated Pennsylvania Fund”), and (3) the Corporation, on behalf of the Sentinel Tax Free Fund, and Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund”).  The Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund are sometimes referred to collectively as the “Sentinel Funds.”  The Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund are sometimes referred to c ollectively as the “Federated Funds.”  The Sentinel Funds and Federated Funds are sometimes referred to individually as a “Fund” and collectively as the “Funds.”  The Sentinel Group Funds, Inc. Board of Directors and Sentinel Pennsylvania Tax-Free Trust Board of Trustees are referred to as the “Sentinel Board.”  The Federated Municipal Securities Income Trust Board of Trustees and the Federated Municipal Securities Fund, Inc. Board of Directors are referred to as the “Federated Board.”  A copy of each Plan of Reorganization is attached as Exhibit A.

Proposal	Shareholders Eligible to Vote

PROPOSAL 1(a): To approve the reorganization of the Sentinel New York Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in this Proxy Statement/Prospectus.

Record date shareholders of the Sentinel New York Fund.

PROPOSAL 1(b): To approve the reorganization of the Sentinel Pennsylvania Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in this Proxy Statement/Prospectus.

Record date shareholders of the Sentinel Pennsylvania Fund.

PROPOSAL 1(c): To approve the reorganization of the Sentinel Tax Free Fund in accordance with an Agreement and Plan of Reorganization and the transactions it contemplates, as described in this Proxy Statement/Prospectus.

Record date shareholders of the Sentinel Tax Free Fund.

PROPOSAL 2: The transaction of such other business as may properly come before the Meeting.

The approval of a particular Reorganization is not contingent upon the approval of any other Reorganization.  However, whether any Reorganization should be consummated may be reevaluated if less than all three Reorganizations are approved.  Also, there are certain contingencies, such as minimum fund asset levels, that are contained in a purchase agreement between the parent of the advisor to the Federated Funds and advisor to the Sentinel Funds relating to the sale of certain assets by the Sentinel Funds’ advisor.  If all three Reorganizations are not approved, these contingencies may not be satisfied.


The Plans of Reorganization provide for (i) the transfer of the Sentinel New York Fund’s, Sentinel Pennsylvania Fund’s and Sentinel Tax Free Fund’s (as applicable) assets (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations) to the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively, and (ii) the issuance of Class A shares of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund (as applicable) to shareholders of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively.  Regarding each Reorganization, the transfer is expected to occur as of 4:00 p.m., Eastern Time, (“Effective Time”) on October 13, 2006 (“Closing Date”).

Immediately after the transfer of each of the Sentinel New York Fund’s, Sentinel Pennsylvania Fund’s and Sentinel Tax Free Fund’s (as applicable) assets (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations), each holder of shares in the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, respectively, as of the Effective Time of the applicable Reorganization, will receive a number of Class A shares of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, respectively, with the aggregate net asset value (“NAV”) of the shares held in the Sentinel New York Fund, Sentinel Pennsylvania Fund or Sentinel Tax Free Fund (as applicable) as of the Effective Time.

Each of the Sentinel Funds offers Class A shares.  Each of the Federated New York Fund and Federated Pennsylvania Fund offers Class A and Class B shares.  The Federated Municipal Fund offers Class A, Class B and Class C shares.  Holders of Class A shares of each Sentinel Fund will receive an amount of Class A shares of the corresponding Federated Fund equal in value to their Sentinel Fund shares.

At the time of the reorganization, the NAV of the Sentinel Funds’ shares will be determined in accordance with the procedures described in the corresponding Federated Funds’ Prospectus and Statement of Additional Information, and in accordance with the Federated Funds’ valuation procedures. The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having l ower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time. As a result, the dollar value of a Sentinel Fund’s shareholder’s investment may be lower after the applicable Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.

The Sentinel New York Fund and Sentinel Tax Free Fund are series of the Corporation.  The Federated New York Fund and Federated Pennsylvania Fund are series of the Trust.  The Corporation, Trust, Sentinel Pennsylvania Fund and Federated Municipal Fund are each an open-end, management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”).  Currently, each Sentinel Fund is advised by Sentinel Asset Management, Inc. (“SAM”).  Sentinel Financial Services Company (“SFSC”) is the principal underwriter and Sentinel Administrative Services, Inc. (“SASI”) is the transfer agent and administrator for each Sentinel Fund.  Currently, each Federated Fund is advised by Federated Investment Management Company (“FIMC”), a subsidiary of Federated Investors, Inc. (“Federated”).  Federated Securities Corp. (“FSC”) is the principal underwriter and Federa ted Administrative Services (“FAS”) is the administrator of each Federated Fund.

This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each of the Sentinel New York Fund, Sentinel Pennsylvania Fund and/or Sentinel Tax Free Fund should know before voting on the applicable Reorganization, and it should be retained for future reference.  Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission (“SEC”), are incorporated in whole or in part by reference.  A Statement of Additional Information dated August 4, 2006, relating to this Proxy Statement/Prospectus and the Reorganization, which includes certain financial information about the Funds, has been filed with the SEC and is incorporated by reference in its entirety into this Proxy Statement/Prospectus.  A copy of such Statement of Additional Information is available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations, of the Sentinel New York Fund, Sentinel Pennsylvania Fund and Sentinel Tax Free Fund, see the Prospectus dated March 30, 2006 and Statement of Additional Information dated March 30, 2006, as they may be amended and/or supplemented, which have been filed with the SEC and which are incorporated by reference into this Proxy Statement/Prospectus.    Further information about the Sentinel Funds’ performance is contained in their Annual Report for their fiscal year ending November 30, 2005 and Semi-Annual Report relating to the period ending May 31, 2006.  Each of these Annual Reports and Semi-Annual Reports are incorporated by reference herein. Copies of the Sentinel Funds’ Prospectus and Statement of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by writing to the Sen tinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.

For a more detailed discussion of the investment objectives, policies, risks, and restrictions, and investment limitations of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund, see the Prospectuses and Statements of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, and May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented, which have been filed with the SEC. This Proxy Statement/Prospectus is accompanied by the Prospectuses of the Federated New York Fund, Federated Pennsylvania Fund and Federated Municipal Fund dated October 31, 2005, October 31, 2005 and May 31, 2006, respectively. Further information about the Federated New York Fund’s, Federated Pennsylvania Fund’s and Federated Municipal Fund’s performance is contained in their respective Annual Reports for their fiscal years ending August 31, 2005, August 31, 2005 and Ma rch 31, 2006, respectively, and, in the case of the Federated New York Fund and Federated Pennsylvania Fund, in their respective Semi-Annual Reports relating to the period ending February 28, 2006.  Each of these Prospectuses, Statements of Additional Information, Annual Reports and Semi-Annual Reports are incorporated by reference herein.  Copies of the Federated Funds’ Prospectuses and Statements of Additional Information, and Annual and Semi-Annual Reports, are available upon request and without charge by writing to Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

This Proxy Statement/Prospectus is expected to be sent to shareholders on or about August 14, 2006.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS.  ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROXY STATEMENT/PROSPECTUS AND IN THE MATERIALS EXPRESSLY INCORPORATED HEREIN BY REFERENCE AND, IF GIVEN OR MADE, SUCH OTHER INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUNDS.

THE SHARES OFFERED BY THIS PROXY STATEMENT/PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK.  THESE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER GOVERNMENTAL AGENCY.  INVESTMENT IN THESE SHARES INVOLVES INVESTMENT RISK, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

TABLE OF CONTENTS


   PAGE

SYNOPSIS

Introduction

Sentinel Board Recommendation

Comparison of Principal Investment Objectives, Strategies, And Policies

Comparison of Investment Limitations

Comparison of Principal Investment Risks

Fees And Expenses

Financial Highlights

Potential Risks and Rewards; Performance

Investment Advisor and Portfolio Manager

Distribution and Shareholder Servicing Arrangements

Comparison of Purchase, Redemption And Exchange Policies and Procedures

Dividends and Other Distributions and Taxation

Legal and Regulatory Matters

INFORMATION RELATING TO THE REORGANIZATIONS

Description of the Reorganizations

Agreement Among Federated and Sam

Costs Of The Reorganizations

Federal Income Taxes

Federated Fund Shares and Capitalization

REASONS FOR THE REORGANIZATIONS

SHAREHOLDER RIGHTS

MORE INFORMATION ABOUT THE FUNDS

SENTINEL BOARD RECOMMENDATION

VOTING MATTERS

General Information

Voting Rights and Required Vote

Record Date and Outstanding Shares

Security Ownership of Certain Beneficial Owners and Management

OTHER BUSINESS AND DISCRETION OF NAMED PROXIES

SHAREHOLDER INQUIRIES

ANNEX A – SUMMARY OF INVESTMENT LIMITATIONS

 <.R> 61

EXHIBIT A – AGREEMENTS AND PLANS OF REORGANIZATION

A-1

SYNOPSIS

This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, investment limitations, and distribution, purchase, exchange and redemption procedures of the Sentinel Funds with those of the Federated Funds.  It is a summary of some information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus.  This Synopsis is qualified in its entirety by reference to the additional information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus.  Copies of each Plan of Reorganization are attached to this Proxy Statement/Prospectus as Exhibit A.  Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read each Fund’s Prospectus, as it may be amended and/or supplemented.

INTRODUCTION

The Funds

The Sentinel New York Fund and Sentinel Tax Free Fund are series of the Corporation, which was organized as a Maryland corporation on December 5, 1933.  The Sentinel Pennsylvania Fund was organized as a Pennsylvania trust on July 24, 1986.  Each of the Federated New York Fund and Federated Pennsylvania Fund are series of the Trust, which was organized under the laws of the Commonwealth of Massachusetts on August 6, 1990.  The Federated Municipal Fund was organized as a Maryland corporation on September 10, 1976.  The Corporation, Sentinel Pennsylvania Fund, Trust and Federated Municipal Fund are each open-end, management investment companies that offer redeemable shares in different classes and/or series. The Sentinel Funds each offer Class A shares.  The Federated New York Fund and Federated Pennsylvania Fund each offer Class A and Class B shares.  The Federated Municipal Fund offers Class A, Class B and Class C shares.

The Reorganizations

Background.  Pursuant to the applicable Plan of Reorganization (attached as Exhibit A), an applicable Sentinel Fund will transfer its assets  (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations), to the corresponding Federated Fund in exchange for Class A shares of such Federated Fund.  Holders of Class A shares of each Sentinel Fund will receive Class A shares of the corresponding Federated Fund.  None of the Reorganization transactions will be subject to any front-end or contingent deferred sales charges or redemption fees.   The result of each Reorganization is that shareholders of each Sentinel Fund will become shareholders of the corresponding Federated Fund.

Tax Consequences.  Each Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization.  If a Reorganization so qualifies, shareholders of each applicable Sentinel Fund will not recognize a gain or a loss for federal income tax purposes in the transactions contemplated by that Reorganization.  However, each Sentinel Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to its Reorganization, which may result in taxable income to that Sentinel Fund’s shareholders.  Shareholders of the Sentinel Funds should consult their tax advisors regarding the effect, if any, of their Sentinel Fund’s Reorganization in light of their individual circumstances.  Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization.  For more information with respect to the tax consequences of the Reorganizations, see “Federal Income Taxes.”

SENTINEL BOARD RECOMMENDATION

The Sentinel Board, including the Directors/Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act (“Independent Directors/Trustees”), has concluded that each Reorganization is advisable and in the best interests of the applicable Sentinel Fund and its shareholders, and that the interests of existing shareholders in each Fund would not be diluted as a result of the transactions contemplated by each Reorganization.

THE SENTINEL BOARD RECOMMENDS THAT YOU VOTE FOR THE REORGANIZATION OF YOUR FUND.

COMPARISON OF PRINCIPAL INVESTMENT OBJECTIVES, STRATEGIES, AND POLICIES

This section will help you compare the principal investment objectives and policies of each Fund.  Please be aware that this is only a brief discussion.  More complete information may be found in each Fund’s Prospectus, as they may be amended and/or supplemented.

Sentinel New York Fund	Federated New York Fund
Principal Investment Objective Seeks high current interest income exempt from federal income tax and New York City and New York State personal income tax, while seeking to control risk.

Principal Investment Objective

To provide current income exempt from federal regular income tax (not including the federal alternative minimum tax (“AMT”)) and the personal income taxes imposed by the state of New York and New York municipalities.

Principal Investment Strategies

Normally invests at least 80% of its total assets in tax-exempt New York obligations, as a fundamental policy that may only be changed by a majority vote of the outstanding shares of the Fund.  The interest on these municipal bonds will be, in the opinion of the issuer’s bond counsel, exempt from New York State and City personal income tax, excludable from gross income for federal income tax purposes and not includable in taxable income for purposes of the federal alternative minimum tax.

Normally invests in investment-grade municipal bonds of New York issuers with remaining maturities of more than one year at the time of investment.  May invest up to 20% of its net assets in short-term New York municipal bonds.

Normally, invests in municipal bonds rated within the four highest rating categories of either Moody’s or Standard & Poor’s, but may also purchase bonds in the lower rating categories (below Baa3 for Moody’s and below BBB- for Standard and Poor’s) and comparable unrated securities.  However, will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if SAM believes the quality of the bonds is higher than indicated by the rating.  No more than 5% of total assets may be invested in lower-rated New York municipal bonds.

May use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks, but only when immediately thereafter not more than 5% of its total assets are held in derivative positions. Is not required to use hedging and may choose not to do so.

May invest up to 100% of assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant.  If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Principal Investment Strategies

Will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities, as a policy that may not be changed without shareholder approval.  Interest income from investments may be subject to the federal alternative minimum tax.  FIMC actively manages the portfolio, seeking to manage the interest rate risk and credit risk and provide superior levels of after-tax total return.

No limit to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years.  FIMC manages interest rate risk by adjusting the duration of the portfolio. FIMC will increase or reduce the portfolio duration based on its interest rate outlook.  When FIMC expects interest rates to fall, it will maintain longer portfolio duration. When FIMC expects interest rates to increase, it will shorten the portfolio duration.

FIMC considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth, current and expected interest rates and inflation, the Federated Reserve Board’s monetary policy, and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

FIMC manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Federated New York Fund purchases such securities.  FIMC considers a variety of factors, including the economic feasibility of revenue bond financings and general purpose financings, the financial condition of the issuer or guarantor, and political developments that may affect credit quality.  FIMC monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations.

While the Federated New York Fund’s investment objective is to provide current income exempt from federal regular income tax and New York City and New York State personal income tax, while seeking to control risk, FIMC also attempts to provide superior levels of after-tax total return, which consists of two components:  (1) income received from the Federated New York Fund’s portfolio securities, and (2) changes in the market value of the Federated New York Fund’s portfolio securities and attendant increase or decrease in the market value of its shares.  FIMC seeks total return on an after-tax basis, so that it will try to maximize tax-exempt income distributions, make no ordinary income distributions and minimize or eliminate capital gains distributions.

Will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality), and may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

May enter into derivatives contracts as hedging transactions, and also to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Federated New York Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.  Hedging transactions are intended to reduce specific risks, and are used for purposes of duration management.  Hedging transactions will not eliminate risk even if they work as intended, are not always successful, and could result in increased fund expenses and losses.

May temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors and also may cause the Fund to give up greater investment returns to maintain the safety of principal.

Primary Differences.  The primary differences between the Sentinel New York Fund and the Federated New York Fund are (1) the Sentinel New York Fund normally invests at least 80% of its assets in municipal bonds, the interest on which is expected to be exempt from both the federal regular income tax and the AMT, while the securities in which the Federated New York Fund normally invests may be subject to the AMT, (2) the Sentinel New York Fund normally invests in municipal bonds with maturities of more than one year and has a 20% limit on investments in short-term bonds, while the Federated New York Fund has no such limit on investments in short-term securities, but does currently focus on securities with maturities greater than ten years, (3) the Federated New York Fund may invest substantially more of its assets in below investment-grade securities than may the Sentinel New York Fund, and (4) the Sentinel New York Fund has a limit on its use of derivatives to w hich the Federated New York Fund is not subject. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Pennsylvania Fund	Federated Pennsylvania Fund
Principal Investment Objective Seeks high current interest income exempt from federal income tax and Pennsylvania personal income tax, while seeking to control risk.

Principal Investment Objective

To provide current income exempt from federal regular income tax (not including the AMT) and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities.

Principal Investment Strategies

Normally invests at least 80% of its net assets in tax-exempt Pennsylvania obligations, which is a fundamental policy that may only be changed by a majority vote of the outstanding shares of the Fund.  The interest on these municipal bonds is, in the opinion of the issuer’s bond counsel, exempt from Pennsylvania personal income tax, excludable from gross income for federal income tax purposes and not includable in taxable income for purposes of the federal alternative minimum tax.

Normally invests in investment grade municipal bonds of Pennsylvania issuers with maturities of more than one year.  May invest up to 20% of its net assets in short-term Pennsylvania municipal bonds.

All of the Pennsylvania municipal bonds in which the Fund invests will be rated in the top four rating categories by Moody’s or Standard & Poor’s or, if unrated, will have equivalent investment characteristics, as determined by SAM.  Must invest at least 75% of assets in municipal obligations rated “A” or higher by Moody’s or by Standard & Poor’s or, if not rated, bonds that, in the opinion of SAM, have equivalent investment characteristics, or highly rated municipal notes or tax-exempt commercial paper.  May invest up to 25% of total assets in bonds in the fourth highest rating category of Moody’s and Standard and Poor’s.  Cannot invest in “junk” municipal obligations.

May use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks, but only when immediately thereafter not more than 5% of its total assets are held in derivative positions. Is not required to use hedging and may choose not to do so.

If SAM anticipates a rise in interest rates, may temporarily invest up to 20% of its total assets in securities other than Pennsylvania municipal bonds and will invest in non-governmental issuers only where the bonds are rated in one of the two highest categories of either Standard & Poor’s or Moody’s.  Temporary defensive investments may prevent the Fund from achieving its investment objective(s).

Principal Investment Strategies

Normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax and the Commonwealth of Pennsylvania personal income tax, as a policy that may not be changed without shareholder approval.  Interest income from the Fund’s investments may be subject to the federal alternative minimum tax.  FIMC actively manages the portfolio, seeking to manage the interest rate risk and credit risk assumed and to provide superior levels of after-tax total return.

Does not limit itself to securities of a particular maturity range, but currently focuses on long-term securities with maturities greater than ten years.  FIMC manages interest rate risk by adjusting the duration of the portfolio.  FIMC will increase or reduce portfolio duration based on its interest rate outlook. When FIMC expects interest rates to fall, it will maintain a longer portfolio duration. When FIMC expects interest rates to increase, it will shorten the portfolio duration.

FIMC considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth, current and expected interest rates and inflation, the Federated Reserve Board’s monetary policy, and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

FIMC manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Federated Pennsylvania Fund purchases such securities.  FIMC considers a variety of factors, including the economic feasibility of revenue bond financings and general purpose financings, the financial condition of the issuer or guarantor, and political developments that may affect credit quality.  FIMC monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations.

While the Federated Pennsylvania Fund’s investment objective is to provide current income exempt from federal regular income tax and the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities, FIMC also attempts to provide superior levels of after-tax total return, which consists of two components:  (1) income received from the Federated Pennsylvania Fund’s portfolio securities, and (2) changes in the market value of the Federated Pennsylvania Fund’s portfolio securities and attendant increase or decrease in the market value of its shares.  FIMC seeks total return on an after-tax basis, so that it will try to maximize tax-exempt income distributions, make no ordinary income distributions and minimize or eliminate capital gains distributions.

Will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality), and may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

May enter into derivatives contracts as hedging transactions, and also to implement its overall investment strategies in a more cost effective or efficient manner. For example, the Federated Pennsylvania Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.  Hedging transactions are intended to reduce specific risks, and are used for purposes of duration management.  Hedging transactions will not eliminate risk even if they work as intended, are not always successful, and could result in increased fund expenses and losses.

May temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term debt securities and similar obligations to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors and also may cause the Fund to give up greater investment returns to maintain the safety of principal.

Primary Differences.  The primary differences between the Sentinel Pennsylvania Fund and the Federated Pennsylvania Fund are (1) the Sentinel Pennsylvania Fund normally invests at least 80% of its assets in municipal bonds, the interest on which is expected to be exempt from both the federal regular income tax and the AMT, while the securities in which the Federated Pennsylvania Fund normally invests may be subject to that tax, (2) the Sentinel Pennsylvania Fund normally invests in municipal bonds with maturities of more than one year and has a 20% limit on investments in short-term bonds, while the Federated Pennsylvania Fund has no such limit on investments in short-term securities, but does currently focus on securities with maturities greater than ten years, (3) the Federated Pennsylvania Fund may invest a substantial portion of its assets in below investment-grade securities, while the Sentinel Pennsylvania Fund does not invest in such securities, and (4) the Sentinel Pennsylvania Fund has a limit on its use of derivatives to which the Federated Pennsylvania Fund is not subject. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

Sentinel Tax Free Fund	Federated Municipal Fund
Principal Investment Objective Seeks high current income exempt from federal income taxes while seeking to control risk.	Principal Investment Objective To provide for its shareholders a high level of current income which is exempt from federal regular income tax.

Principal Investment Strategies

Normally invests at least 80% of its total assets in municipal bonds, which is a fundamental policy that may only be changed by a majority vote of the outstanding shares of the Fund.  The interest earned from these municipal bonds, in the opinion of the issuer’s bond counsel, is excludable from gross income for federal income tax purposes and not includable in taxable income for purposes of the federal alternative minimum tax.

Normally invests in bonds with maturities of more than one year.

Normally invests in municipal bonds rated within the four highest rating categories of either Moody’s or Standard & Poor’s.  May invest in unrated municipal bonds if SAM believes the credit characteristics are at least equivalent to those of municipal bonds ranked in the fourth highest rating category of either Moody’s or Standard & Poor’s.   May also purchase bonds in the lower rating categories (below Baa3 for Moody’s and below BBB- for Standard and Poor’s) and comparable unrated securities.  However, will only purchase securities rated B3 or lower by Moody’s or lower than B- by Standard and Poor’s if SAM believes the quality of the bonds is higher than indicated by the rating.  No more than 5% of total assets may be invested in lower-rated municipal bonds.

May use derivative instruments (e.g., futures, options and swap agreements) for hedging purposes, and for other investment purposes such as replicating permitted investments, as long as such investments do not have the effect of leveraging portfolio risks, but only when immediately thereafter not more than 5% of its total assets are held in derivative positions. Is not required to use hedging and may choose not to do so.

May invest up to 100% of its assets in cash, commercial paper, high-grade bonds, or cash equivalents for temporary defensive reasons if SAM believes that adverse market or other conditions warrant. If the Fund takes a temporary defensive position, it may not achieve its investment objective.

Principal Investment Strategies

Normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.  Interest from investments may be subject to the federal alternative minimum tax.  FIMC actively manages the Fund’s portfolio, seeking to manage the interest rate risk and credit risk assumed by the Fund and provide superior levels of after-tax total return.

Invests primarily in long-term, investment-grade, tax-exempt securities.  FIMC manages interest rate risk by adjusting the duration of its portfolio.  FIMC will increase or reduce portfolio duration based on its interest rate outlook.  When FIMC expects interest rates to fall, it will maintain a longer portfolio duration. When FIMC expects interest rates to increase, it will shorten the portfolio duration.

FIMC considers a variety of factors in formulating its interest rate outlook, including current and expected U.S. economic growth, current and expected interest rates and inflation, the Federated Reserve Board’s monetary policy, and supply and demand factors related to the municipal market and the effect they may have on the returns offered for various bond maturities.

FIMC manages credit risk by performing a fundamental credit analysis on tax-exempt securities before the Federated Municipal Fund purchases such securities.  FIMC considers a variety of factors, including the economic feasibility of revenue bond financings and general purpose financings, the financial condition of the issuer or guarantor, and political developments that may affect credit quality.  FIMC monitors the credit risks of all portfolio securities on an ongoing basis by reviewing periodic financial data and ratings of nationally recognized statistical rating organizations.

While the Federated Municipal Fund’s investment objective is to provide for its shareholders a high level of current income which is exempt from federal regular income tax, FIMC also attempts to provide superior levels of after-tax total return, which consists of two components:  (1) income received from the Federated Municipal Fund’s portfolio securities, and (2) changes in the market value of the Federated Municipal Fund’s portfolio securities and attendant increase or decrease in the market value of its shares.  FIMC seeks total return on an after-tax basis, so that it will try to maximize tax-exempt income distributions, make no ordinary income distributions and minimize or eliminate capital gains distributions.

FIMC’s ability to formulate an accurate interest rate outlook, coupled with effective management of the Federated Municipal Fund’s duration, is critical to FIMC’s achievement of this component of its strategy.  FIMC will seek to further enhance after-tax total return by engaging in a relative value analysis; that is, FIMC will assess the cost of a tax-exempt security compared with other tax-exempt securities and taxable securities such as U.S. Treasury obligations.  FIMC may also allocate investments in sectors of the tax-exempt market that offer the highest return.  FIMC also will invest a portion of the portfolio in tax-exempt securities subject to AMT, which may offer higher returns.

Invests primarily in investment-grade, tax-exempt securities and unrated securities determined to be of equivalent quality. While the Fund does not invest primarily in non-investment grade securities, there is no set limit on the amount of the remaining portion of the Fund’s portfolio that the Fund is permitted to invest in securities rated below investment grade.

May enter into derivatives contracts as hedging transactions, and also to implement its overall investment strategies in a more cost effective or efficient manner.  For example, the Federated Municipal Fund may purchase derivatives contracts rather than individual securities in order to gain exposure to the municipal bond sector.  Hedging transactions are intended to reduce specific risks, and are used for purposes of duration management.  Hedging transactions will not eliminate risk even if they work as intended, are not always successful, and could result in increased fund expenses and losses.

May temporarily depart from its principal investment strategies by investing its assets in cash and shorter-term securities subject to federal income tax to minimize potential losses and maintain liquidity to meet shareholder redemptions during adverse market conditions. This may cause the Fund to receive and distribute taxable income to investors and may cause the Fund to give up greater investment returns to maintain the safety of principal.

Primary Differences.  The primary differences between the Sentinel Tax Free Fund and the Federated Municipal Fund are (1) the Sentinel Tax Free Fund normally invests at least 80% of its assets in municipal bonds the interest on which is expected to be exempt from both the federal regular income tax and the AMT, while the securities in which the Federated Municipal Fund normally invests may be subject to the AMT and (2) the Sentinel Tax Free Fund has a limit on its use of derivatives to which the Federated Municipal Fund is not subject. See “Comparison of Investment Limitations” below for a further discussion of the Funds’ investment limitations.

COMPARISON OF INVESTMENT LIMITATIONS

In addition to the objectives and policies described above, each Federated Fund and Sentinel Fund is subject to certain investment limitations.   More complete information may be found in each Fund’s Prospectus and/or Statement of Additional Information, as they may be amended and/or supplemented, which set forth in full the investment objectives, policies and limitations of each Federated Fund and Sentinel Fund, all of which are incorporated by reference herein.  A summary of the fundamental and non-fundamental limitations of each Federated Fund and each Sentinel Fund is set forth on Annex A to this Proxy Statement/Prospectus.

The limitations for the Federated Funds and the Sentinel Funds are substantially similar; however, you may want to note the following differences:

The Federated New York Fund and the Federated Municipal Fund have the following fundamental investment limitations that the Sentinel New York Fund and the Sentinel Tax Free Fund do not have:

Each of the Federated New York Fund and the Federated Municipal Fund may not make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

The Federated New York Fund and the Federated Municipal Fund may not purchase or sell physical commodities, provided that the Federated New York Fund or Federated Municipal Fund may purchase securities of companies that deal in commodities.  The similar limitation under the Sentinel New York Fund and Sentinel Tax Free Fund only limits those Sentinel Funds from investing in oil, gas or other mineral exploration or development programs or leases.

Each of the Federated New York Fund and the Federated Municipal Fund will not make investments that will result in the concentration of investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.  The Federated Municipal Fund may invest more than 25% of the value of its assets in industrial development bonds.  As to industrial development bonds, the Federated Municipal Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund’s assets in one industry, and the Fund reserves the right to invest more than 25% of its assets in industrial developments bonds in the same state.  The Sentinel Tax Free Fund may not invest more than 25% of its assets in securities of companies within a single industry.

The Sentinel New York Fund has the following fundamental investment limitations that the Federated New York Fund does not have:

The Sentinel New York Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Sentinel New York Fund shares.

The Sentinel New York Fund may not invest in oil, gas or other mineral exploration or development programs or leases.

The Sentinel New York Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

The Sentinel New York Fund may not invest for the purposes of exercising control or management.

The Sentinel New York Fund may not make short sales of securities.

The Sentinel Tax Free Fund has the following fundamental investment limitations that the Federated Municipal Fund does not have:

The Sentinel Tax Free Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.

The Sentinel Tax Free Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

The Sentinel Tax Free Fund may not make short sales of securities.

The Sentinel Tax Free Fund may not invest more than 25% of its assets in securities of companies within a single industry, except note that the Federated Municipal Fund will not make investments that will result in the concentration of investments in the securities of issuers primarily engaged in the same industry, not including government securities, municipal securities and bank instruments.

In addition to its diversification of investments limitation, the Sentinel Tax Free Fund may not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

The Sentinel Tax Free Fund may not invest in illiquid securities.

The Federated Pennsylvania Fund has the following fundamental investment limitations that the Sentinel Pennsylvania Fund does not have:

The Federated Pennsylvania Fund may not purchase or sell physical commodities, provided that the Federated Pennsylvania Fund may purchase securities of companies that deal in commodities. The similar limitation under the Sentinel Pennsylvania Fund only limits the Sentinel Pennsylvania Fund from investing in or selling interests in oil, gas or other mineral exploration or development programs.

The Federated Pennsylvania Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

The Sentinel Pennsylvania Fund has the following fundamental investment limitations that the Federated Pennsylvania Fund does not have:

The Sentinel Pennsylvania Fund may not acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Sentinel Pennsylvania Fund may not purchase securities of companies for the purpose of exercising control.

The Sentinel Pennsylvania Fund may not invest in or sell interests in oil, gas or other mineral exploration development programs.

The Sentinel Pennsylvania Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations.

COMPARISON OF PRINCIPAL INVESTMENT RISKS

Principal Investment Risks

We cannot guarantee that any Fund’s investment objective will be achieved.  You can find additional information about the securities and investment techniques used by the Funds in the Funds’ Prospectuses and Statements of Additional Information.

Each Sentinel Fund and the corresponding Federated Fund are generally subject to the same principal investment risks, except that the Federated Funds are also principally subject to leverage risks and prepayment risks, the Federated Pennsylvania Fund is also subject to the risks of investing in below investment-grade securities, and the Sentinel Funds are principally subject to the risks of investing in certain U.S. territories.  Because the Federated New York Fund may invest substantially more of its assets in below investment grade securities than the Sentinel New York Fund, it may also be more sensitive to the risks of these securities.  More information with respect to the risk factors of the Sentinel Funds and Federated Funds is set forth below.

Sentinel Funds

General Fixed-Income Securities Risk. The market prices of bonds, including those issued by the U.S. government, go up as interest rates fall, and go down as interest rates rise. As a result, the NAV of the shares of Funds holding bonds will fluctuate with conditions in the bond markets. Bonds with longer maturities and longer durations (a measure of a bond’s sensitivity to changes in interest rates) generally have higher yields and are subject to greater price fluctuation due to interest-rate changes than bonds with shorter maturities or shorter durations.  While considered investment-grade, bonds in the fourth highest rating category of Moody’s and Standard & Poor’s may have more speculative characteristics and may be more likely to be downgraded than bonds rated in the three highest rating categories. If a bond is downgraded below investment-grade, SAM will determine whether selling it is in the shareholders’ best interest. To arrive at this decision, SAM will consider, among other things, the market price, credit risk, and general market conditions.

Derivatives Risk. Derivative investments involve credit risk (the risk that the counterparty of the derivative transaction will be unable to honor its financial obligation to the Sentinel Fund), hedging risk (the risk that the derivative instrument will not fully offset the underlying positions), liquidity risk (the risk that the Sentinel Fund cannot sell the derivative instrument because of an illiquid secondary market) and, when hedging, the risk that the intended risk management purpose of the derivative instrument may not be achieved, and may produce losses or missed opportunities.

Illiquid Securities Risk.  Lower-quality bonds may become illiquid. The Sentinel Funds will not be able to readily resell illiquid bonds. The inability to sell these bonds at the most opportune time may negatively affect a Sentinel Fund’s NAV.

Lower-Quality Bonds Risk.  The lower-quality bonds in which the Sentinel New York Fund and Sentinel Tax Free Fund may invest generally have higher nominal or effective interest rates than higher-quality bonds.  Lower-quality bonds may pay interest at fixed, floating or adjustable rates. The value of floating or adjustable rate bonds is less likely to be adversely affected by interest-rate changes than fixed rate bonds. However, if interest rates fall, the Funds may earn less income if they hold floating or adjustable rate bonds.  Lower-rated bonds are more speculative and likely to default than higher-quality bonds.  Lower-rated bond values also tend to fluctuate more widely in value, for several reasons. An economic downturn may have a greater impact on the ability of issuers with less financial strength to make their bond payments. These bonds may not be traded as actively. Their prices may respond more adversely to negative publicity an d investor perceptions. If trading in lower-rated bonds becomes less active, the Sentinel Funds may have more difficulty in valuing these bonds. Success in investing in junk bonds depends heavily on SAM’s credit analysis. Lower-rated bonds are also more sensitive than other debt securities to adverse business developments affecting specific issuers. The risk of loss due to default by the issuer of a lower-quality bond may be significantly greater than the risk for higher rated bonds because lower-quality bonds are more likely to be unsecured and may be subordinated to other creditors. If a bond defaults, the Sentinel Funds may incur additional expenses in seeking a recovery or participating in a restructuring.  Lower-quality bonds also may have call features that permit the issuer to repurchase the securities from the Sentinel Funds before their maturity. If a call is exercised during a period of declining interest rates, the affected Sentinel Fund would probably have to replace the called bonds wi th lower-yielding bonds, and the Sentinel Fund’s investment income would go down.

Municipal Lease Risk.  Municipal leases contain non-appropriation clauses under which the municipality may elect annually not to appropriate for future lease payments. This right of non-appropriation creates a non-payment risk for the Sentinel Funds.

Non-diversified Risk.  Each of the Sentinel New York Fund and Sentinel Pennsylvania Fund are non-diversified funds, meaning that it may hold fewer securities than a diversified portfolio and may take larger positions in individual securities. As a result, these Funds may be more affected by the performance of a particular security than a fund investing in a broader range of securities.

Not Guaranteed Risk.  None of the Sentinel Funds is guaranteed or insured by the U.S. government.  The value of a Sentinel Fund’s shares is expected to fluctuate.

Related Projects Risk.  Because the Sentinel Funds invest in issuers that finance similar types of municipal projects and obligors whose principal business activities are in the same types of municipal projects (such as projects involving community development, education, healthcare, hospitals, industrial development, pollution control, retirement and assisted living centers, single- and multi-family low income housing, and energy productions), they bear the risks from the effects of economic, political, tax law, or business developments related to these types of municipal projects. These risks include, but are not limited to, proposed federal or state legislation affecting these types of municipal projects, pending or final court decisions relating to municipal projects or their financing, shortages of or price increases in materials needed for the municipal projects, and declining markets or need for these municipal projects.

State-specific Risk.  Each of the Sentinel New York Fund and Sentinel Pennsylvania Fund is more susceptible to factors adversely affecting New York or Pennsylvania governmental entities, respectively, and the municipal bond market of that area than a municipal bond fund that is diversified nationally. Each of these Funds’ NAV is particularly sensitive to changes in the economic condition and governmental policies of the state in which it invests. For example, if the economic condition of a single significant industry within New York or Pennsylvania deteriorates, specific governmental issuers within the state or the anticipated revenues to the state or issuers within the state may be weakened, and the NAV of the Sentinel Funds’ shares may fall as a result. Adverse changes in employment rates, federal revenue sharing or laws on tax-exempt financing may also cause the value of the Sentinel Funds’ shares to fall.

The New York economy is expected to see continued, albeit slower, growth in 2006 and beyond.  A strong housing market and solid securities industry performance have been key drivers of economic activity in New York.  Much of the recent strength in the drivers of the New York economy has stemmed from an extended period of low long-term interest rates.  Rising interest rates tend to have a more negative impact on  New York than on the nation as a whole, as rising interest rates imply both a reduction in the affordability of housing and lower future corporate earnings.  Higher energy prices and global instability also loom large as risks to equity market performance.

Pennsylvania had historically been identified as a heavy industry state.  That reputation has changed over the last thirty years and the Commonwealth’s business environment readjusted to reflect a more diversified economic base.  Currently, the major sources of growth in Pennsylvania are in the service sector, including trade, medical, health services, education and financial institutions.  As in many other industrially developed states, economic activity may be more cyclical than in some other states or in the nation as a whole.  The fiscal 2006 General Fund budget assumes, in part, that trends in the Pennsylvania economy will maintain their close association with national trends.

SAM does not believe that the current economic conditions in New York State, New York City or Pennsylvania will have a significant adverse effect on these Sentinel Funds’ ability to invest in high-quality New York or Pennsylvania municipal bonds.  Because these Sentinel Funds focus on investment-grade bonds, these Sentinel Funds expect to be less subject to market and credit risks than a fund that invests mainly in lower-quality New York or Pennsylvania municipal bonds.

Taxability Risk.  Each of the Sentinel Funds intends to minimize the payment of taxable income to shareholders by investing in municipal bonds in reliance on an opinion of bond counsel that the interest paid will be excludable from gross income for federal income tax purposes.  Such securities, however, may be determined to pay, or have paid, taxable income subsequent to a Sentinel Fund’s acquisition of the securities.  In that event, the Internal Revenue Service may demand that an affected Sentinel Fund pay taxes on such interest and, if the Sentinel Fund agrees to do so, its yield could be adversely affected.  In addition, the treatment of dividends previously paid or to be paid by the Sentinel Fund as “exempt-interest dividends” could be adversely affected, subjecting the Sentinel Fund’s shareholders to increased federal income tax liabilities, and possible penalties and interest.   If any municipal bond held by one of these Sentinel Funds is deemed to pay interest subject to federal income tax, the affected Sentinel Fund will attempt to dispose of the security as soon as practicable.  Interest income on certain “private activity” bonds is a preference item for shareholders subject to the federal alternative minimum tax. Municipal bonds whose interest is a preference item for federal alternative minimum tax purposes are expected to comprise less than 20% of each of the Sentinel Funds’ total assets.

Temporary Defensive Position Risk.  If a Sentinel Fund takes a temporary defensive position, it may invest all or a large portion of its assets in U.S. government securities, high-quality, money-market instruments, bank deposits, or cash.  If a Sentinel Fund takes a temporary defensive position, it may not achieve its investment objective(s).  The interest on municipal bonds issued by states other than the recipient’s state of residence is exempt only from federal personal income tax. Interest on certain types of U.S. government securities is exempt only from state personal income tax. Interest on money-market instruments is generally fully subject to both federal and any applicable state personal income taxes.

U.S. Territory-specific Risks.  Each of the Sentinel Funds is susceptible to some extent to factors adversely affecting certain U.S. territories that issue securities that may be exempt from federal and, in certain circumstances, state and local taxes.

Guam’s economy is dependent on revenues from tourism, the U.S. military, and service industries.  Its employment is concentrated in local government and federal jobs.  Natural disasters and a decrease in U.S. military operations may have a negative impact on Guam’s economy and Guam’s issuers.

Historically, Puerto Rico’s economy benefited from tax incentives contained in Section 936 of the Internal Revenue Code of 1986. These tax incentives allow tax credits for U.S. domestic corporations that conduct a large amount of business in Puerto Rico. However, these incentives may be phased out, which may decrease Puerto Rico’s competitive advantage for attracting new business, and negatively affect Puerto Rico’s economy. Economic difficulties in the United States and natural disasters could also have a negative impact on the overall economy of Puerto Rico, and negatively affect Puerto Rico issuers.

The U.S. Virgin Islands’ economy is heavily dependent on tourism for both revenue and employment and continued favorable U.S. tax laws. Natural disasters and economic difficulties in the United States could have a negative impact on the Virgin Islands’ tourism industry and may also have a negative impact on the overall economy of the Virgin Islands and Virgin Island issuers.

Federated Funds

Interest Rate Risks.  Prices of fixed-income securities rise and fall in response to changes in the interest rate paid by similar securities. Generally, when interest rates rise, prices of fixed-income securities fall.  However, market factors, such as the demand for particular fixed-income securities, may cause the price of certain fixed-income securities to fall while the prices of other securities rise or remain unchanged. Interest rate changes have a greater effect on the price of fixed-income securities with longer durations. Duration measures the price sensitivity of a fixed-income security to changes in interest rates.

Credit Risks.  Credit risk is the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Federated Funds will lose money. Many fixed-income securities receive credit ratings from nationally recognized statistical ratings organizations such as Standard & Poor’s and Moody’s Investors Service. These services assign ratings to securities by assessing the likelihood of issuer default. Lower credit ratings correspond to higher credit risk. If a security has not received a rating, the Federated Funds must rely entirely upon FIMC’s credit assessment. Credit risk includes the possibility that a party to a transaction involving the Federated Funds will fail to meet its obligations. This could cause the Federated Funds to lose the benefit of the transaction or prevent the Federated Funds from selling or buying other securities to implement its investment strategy.

The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund also disclose that non-investment grade securities generally have a higher default risk than investment grade securities.

Call Risks.  Call risk is the possibility that an issuer may redeem a fixed-income security before maturity (a call) at a price below its current market price. An increase in the likelihood of a call may reduce the security’s price.  If a fixed-income security is called, the Federated Funds may have to reinvest the proceeds in other fixed-income securities with lower interest rates, higher credit risks or other less favorable characteristics.

Sector Risks.  A substantial part of the Federated Municipal Fund’s portfolio may be comprised of securities credit enhanced by banks, insurance companies or other companies with other similar characteristics. As a result, the Federated Municipal Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers.

A substantial part of the Federated New York Fund’s portfolio may be comprised of securities issued by New York issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Federated New York Fund will be more susceptible to any economic, business, political or other developments which generally affect New York issuers or these credit enhancing entities. New York’s economy is relatively diversified across the manufacturing, agriculture and service sectors.  New York’s budget is chronically late and requires special spending measures.  This process can cause delays in state-aid funding to localities. New York City, however, is a major component of the state’s economy and is heavily dependent on the historically volatile financial, real estate, and insurance industries. Additionally, New York City was a target of the September 11, 2001 terrorist attacks. While the economic and financial imp act on the city has been manageable, New York likely faces increased exposure to any potential terrorist actions which could have a significant impact on the city and state.  Since the Federated New York Fund invests primarily in issuers from a single state, the Federated New York Fund may be subject to additional risks compared to funds that invest in multiple states.

A substantial part of the Federated Pennsylvania Fund’s portfolio may be comprised of securities issued by Pennsylvania issuers or credit enhanced by banks, insurance companies or companies with similar characteristics. As a result, the Federated Pennsylvania Fund will be more susceptible to any economic, business, political or other developments which generally affect Pennsylvania issuers or these credit-enhancing entities.  Pennsylvania’s credit strength is based on its good fiscal management, moderate debt position and diversifying economic base. Pennsylvania’s economy has diversified away from the concentration in heavy industry and manufacturing which existed prior to the downsizing of the steel industry and improved its mixture of technology-based businesses, health care services and education services. Despite the improvements in its employment base, Pennsylvania is still subject to the cyclical impact which an economic downturn has on the manufa cturing sector. Since the Federated Pennsylvania Fund invests primarily in issuers from a single state, the Federated Pennsylvania Fund may be subject to additional risks compared to funds that invest in multiple states.

Tax Risks.  In order to pay interest that is exempt from federal regular income tax, tax-exempt securities must meet certain legal requirements. Failure to meet such requirements may cause the interest received and distributed by the Fund to shareholders to be taxable.  Changes or proposed changes in federal tax laws may cause the prices of tax-exempt securities to fall.  The federal income tax treatment of payments in respect of certain derivative contracts is unclear. Additionally, the Federated Funds may not be able to close out certain derivative contracts when it wants to. Consequently, the Federated Funds may receive payments that are treated as ordinary income for federal income tax purposes.  Income from the Federated Funds may be subject to AMT.

Leverage Risks.  Leverage risk is created when an investment exposes the Federated Funds to a level of risk that exceeds the amount invested. Changes in the value of such an investment magnify the Federated Funds’ risk of loss and potential for gain.  Investments can have these same results if their returns are based on a multiple of a specified index, security or other benchmark.

Liquidity Risks.  Trading opportunities are more limited for fixed-income securities that have not received any credit ratings, have received ratings below investment grade or are not widely held. Consequently, the Federated Funds may have to accept a lower price to sell a security, sell other securities to raise cash or give up an investment opportunity, any of which could have a negative effect on a Federated Fund’s performance. Infrequent trading of securities may also lead to an increase in their price volatility.  Liquidity risk also refers to the possibility that a Federated Fund may not be able to sell a security or close out a derivative contract when it wants to. If this happens, the Federated Fund will be required to continue to hold the security or keep the position open, and the Federated Fund could incur losses. Over-the-counter derivative contracts generally carry greater liquidity risk than exchanged-traded contracts.

The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund also disclose that non-investment grade securities generally have less liquidity than investment grade securities.

Prepayment Risks.  Unlike traditional fixed-income securities, which pay a fixed rate of interest until maturity (when the entire principal amount is due), payments on municipal mortgage-backed securities include both interest and a partial payment of principal. Partial payment of principal may be comprised of scheduled principal payments as well as unscheduled payments from the voluntary prepayment, refinancing, or foreclosure of the underlying loans. These unscheduled prepayments of principal create risks that can adversely affect a Federated Fund holding municipal mortgage-backed securities.  For example, when interest rates decline, the values of municipal mortgage-backed securities generally rise.  However, when interest rates decline, unscheduled prepayments can be expected to accelerate, and a Federated Fund would be required to reinvest the proceeds of the prepayments at the lower interest rates then available.  Unscheduled prepayments wo uld also limit the potential for capital appreciation on municipal mortgage-backed securities.  Conversely, when interest rates rise, the values of municipal mortgage-backed securities generally fall.  Since rising interest rates typically result in decreased prepayments, this could lengthen the average lives of municipal mortgage-backed securities, and cause their value to decline more than traditional fixed-income securities.

Derivatives Risks.  The Federated Funds’ use of derivative contracts involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. First, changes in the value of the derivative contracts in which the Federated Funds invest may not be correlated with changes in the value of the underlying asset or, if they are correlated, may move in the opposite direction than originally anticipated.  Second, while some strategies involving derivatives may reduce the risk of loss, they may also reduce potential gains or, in some cases, result in losses by offsetting favorable price movements in portfolio holdings. Third, there is a risk that derivatives contracts may be mispriced or improperly valued and, as a result, the Federated Funds may need to make increased cash payments to the counterparty. Finally, derivative contracts may cause the Federated Funds to realize increased or dinary income or short-term capital gains (which are treated as ordinary income for federal income tax purposes) and, as a result, may increase taxable distributions to shareholders.  Derivative contracts may also involve other risks described above, such as interest rate, credit, liquidity, and leverage risks.

Non-Investment Grade Securities Risks.  The Prospectuses for the Federated New York Fund and Federated Pennsylvania Fund disclose risks associated with non-investment grade securities.  Securities rated below investment-grade, also known as junk bonds, generally entail greater interest rate, credit and liquidity risks than investment-grade securities. For example, their prices are more volatile, economic downturns and financial setbacks may affect their prices more negatively, and their trading market may be more limited. Each of the Federated New York Fund and the Federated Pennsylvania Fund will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality), and may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

Non-Diversification Risk.  The Federated New York Fund and the Federated Pennsylvania Fund are non-diversified.  Compared to diversified mutual funds, each of the Federated New York Fund and the Federated Pennsylvania Fund may investment a higher percentage of its assets among fewer issuers of portfolio securities.  This increases the Federated New York Fund’s and the Federated Pennsylvania Fund’s risk by magnifying the impact (positively or negatively) that any one issuer has on a fund’s share price and performance.

Primary Differences

The primary differences between the principal investment risks of the Sentinel Funds and the Federated Funds are that the Sentinel Funds are not subject to leverage risks or prepayment risks and the Federated Funds are not principally subject to the risks of investing in U.S. territories, such as Guam, Puerto Rico and the U.S. Virgin Islands.  In addition, unlike the Sentinel Pennsylvania Fund, the Federated Pennsylvania Fund is principally subject to the risks of non-investment grade securities.  Because the Federated New York Fund may invest substantially more of its assets in non-investment grade securities than the Sentinel New York Fund, it may also be more sensitive to the risks of these securities.

FEES AND EXPENSES

The Funds, like all mutual funds, incur certain expenses in their operations, and, as an investor, you pay fees and expenses to buy and hold shares of a Fund.  You pay shareholder fees directly when you buy or sell shares.  You pay annual fund operating expenses indirectly because they are deducted from Fund assets.  These expenses may include management fees, as well as the costs of maintaining accounts, administration, providing shareholder liaison, distribution services and other activities.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of a Fund. The pro forma line items show expenses of the Federated Fund as if the Reorganization had occurred on September 1, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or April 1, 2006, for the Federated Municipal Fund.  The Annual Fund Operating Expenses table and Example table shown below are based on actual expenses incurred during each Fund’s fiscal period ended November 30, 2005, for the Sentinel Funds, August 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or March 31, 2006, for the Federated Municipal Fund.  Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees

	Sentinel New York Fund	Federated New York Fund	Pro forma - Federated New York Fund
Maximum Sales Charge (Class A)	4.00%1	4.50%2	4.50%
Redemption Fee	2% on excessive trading	None	None

Annual Fund Operating Expenses

	Sentinel New York Fund	Federated New York Fund[3]	Pro forma Federated New York Fund
Management Fee	0.50%	0.40%[4]	0.40%
12b-1 Fee	0.20%	0.25%[5]	0.25%[3]
Other Expenses	0.22%	1.03%[6]	0.79%
Total Annual Operating Expenses	0.92%	1.68%	1.44%[7]

1 A deferred sales charge of 1% applies to certain redemptions of Class A shares made within eighteen months of purchase if the shares are bought without an initial sales charge as part of an investment of $1,000,000 or more.

2 A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

3 The percentages shown are based on expenses for the entire most recently ended fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, FIMC, FSC and FAS waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the most recently ended fiscal year.

Federated New York Fund
Total Waivers of Fund Expenses	0.93%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%

4 FIMC voluntarily waived or expects to waive a portion of the management fee. FIMC can terminate this voluntary waiver at any time. The management fee expected to be paid by the Federated New York Fund (after the voluntary waiver) is 0.00% for the current fiscal year.

5 FSC expects to voluntarily waive the distribution (12b-1) fee for Class A shares of the Federated New York Fund for the current fiscal year.  FSC can terminate these voluntary waivers at any time.

6 Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  FAS voluntarily waived or expects to waive a portion of its fee and/or FIMC expects to reimburse certain operating expense.  FAS and FIMC can terminate these voluntary waivers/reimbursements at any time. Total Other Expenses paid by the Federated New York Fund’s Class A shares (after the voluntary waiver and reimbursement) are expected to be 0.75% for the current fiscal year.

7 The pro forma net annual operating expenses (after anticipated voluntary waivers and/or reimbursements) of the Federated New York Fund is expected to be 0.76%.

Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.  Your annual return may be more or less than the 5% used in these examples.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.  Note that the amounts shown do not reflect the waivers or reimbursements.

	1 year	3 years	5 years	10 years
Sentinel New York Fund	$490	$682	$889	$1,486
Federated New York Fund	613	956	1,321	2,348
Pro forma – Federated New York Fund	590	885	1,201	2,097

Shareholder Fees

	Sentinel Pennsylvania Fund	Federated Pennsylvania Fund	Pro forma - Federated Pennsylvania Fund
Maximum Sales Charge (Class A)	4.00%[1]	4.50%[2]	4.50%
Redemption Fee	2% on excessive trading	None	None

Annual Fund Operating Expenses

	Sentinel Pennsylvania Fund	Federated Pennsylvania Fund3	Pro forma – Federated Pennsylvania Fund
Management Fee	0.55%	0.40%4	0.40%
12b-1 Fee	0.20%	0.40%5	0.40%5
Other Expenses	0.50%	0.46%6	0.46%
Total Annual Operating Expenses	1.25%	1.26%	1.26%7

1 A deferred sales charge of 1% applies to certain redemptions of Class A shares made within eighteen months of purchase if the shares are bought without an initial sales charge as part of an investment of $1,000,000 or more.

2 A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

3 The percentages shown are based on expenses for the entire most recently ended fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, FIMC, FSC and FAS waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the most recently ended fiscal year.

Federated Pennsylvania Fund
Total Waivers of Fund Expenses	0.51%
Total Actual Annual Fund Operating Expenses (after waivers)	0.75%

4 FIMC voluntarily waived or expects to waive a portion of the management fee. FIMC can terminate this voluntary waiver at any time. The management fee paid by the Federated Pennsylvania Fund (after the voluntary waiver) was 0.31% for the most recent fiscal year.

5 The Federated Pennsylvania Fund Class A shares did not pay or accrue the distribution (12b-1) fee during the most recent fiscal year. The Federated Pennsylvania Fund Class A shares have no present intention of paying or accruing the distribution (12b-1) fee during the current fiscal year. FSC can terminate these voluntary waivers at any time.

6 Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  FAS voluntarily waived or expects to waive a portion of its fee and/or FIMC expects to reimburse certain operating expense.  FAS and FIMC can terminate these voluntary waivers/reimbursements at any time. Total Other Expenses paid by the Federated Pennsylvania Fund’s Class A shares (after the voluntary waiver) were 0.44% for the most recently completed fiscal year.

7 The pro forma net annual operating expenses (after anticipated voluntary waivers and/or reimbursements) of the Federated Pennsylvania Fund is expected to be 0.75%.

Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.  Your annual return may be more or less than the 5% used in these examples.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.  Note that the amounts shown do not reflect the waivers or reimbursements.

Sentinel Pennsylvania Fund	$522	$781	$1,059	$1,851
Federated Pennsylvania Fund	573	832	1,110	1,904
Pro forma – Federated Pennsylvania Fund	573	832	1,110	1,904

Shareholder Fees

	Sentinel Tax Free Fund	Federated Municipal Fund	Pro forma - Federated Municipal Fund
Maximum Sales Charge (Class A)	4.00%[1]	4.50%[2]	4.50%
Redemption Fee	2% on excessive trading	None	None

Annual Fund Operating Expenses

	Sentinel Tax Free Fund	Federated Municipal Fund1	Pro forma – Federated Municipal Fund
Management Fee	0.50%	0.52%	0.52%
12b-1 Fee	0.20%	-	-
Other Expenses	0.25%	0.47%4	0.48%
Total Annual Operating Expenses	0.95%	0.99%	1.00%5

1A deferred sales charge of 1% applies to certain redemptions of Class A shares made within eighteen months of purchase if the shares are bought without an initial sales charge as part of an investment of $1,000,000 or more.

2A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

3 The percentages shown are based on expenses for the entire most recently ended fiscal year. However, the rate at which expenses are accrued during the fiscal year may not be constant and, at any particular point, may be greater or less than the stated average percentage. Although not contractually obligated to do so, FIMC, FSC and FAS waived certain amounts. These are shown below along with the net expenses the Fund actually paid for the most recently ended fiscal year

Federated Municipal Fund
Total Waivers of Fund Expenses	0.14%
Total Actual Annual Fund Operating Expenses (after waivers)	0.85%

4 Includes a shareholder services fee/account administrative fee which is used to compensate intermediaries for shareholder services or account administrative services. Also includes a recordkeeping fee which is used to compensate intermediaries for recordkeeping services.  FAS voluntarily waived or expects to waive a portion of its fee and/or FIMC expects to reimburse certain operating expense.  FAS and FIMC can terminate these voluntary waivers/reimbursements at any time. Total Other Expenses paid by the Federated Municipal Fund’s Class A shares (after the voluntary waiver) were 0.31% for the most recently completed fiscal year.

5 The pro forma net annual operating expenses (after anticipated voluntary waivers and/or reimbursements) of the Federated Municipal Fund is expected to be 0.86%.

Examples

These examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds.  These examples assume that you invest $10,000 in each Fund for the time periods indicated, that you pay the maximum sales charge that applies to a particular class, that the Fund’s operating expenses remain the same, and that your investment has a 5% return each year. This assumption is not meant to indicate that you will receive a 5% annual rate of return.  Your annual return may be more or less than the 5% used in these examples.  Although your actual costs may be higher or lower, based on these assumptions your costs would be as shown below.  Note that the amounts shown do not reflect the waivers or reimbursements.

	1 year	3 years	5 years	10 years
Sentinel Tax Free Fund	$493	$691	$904	$1,520
Federated Municipal Fund	546	751	972	1,608
Pro forma – Federated Municipal Fund	547	754	978	1,620

FINANCIAL HIGHLIGHTS

The financial highlights tables are intended to help you understand the Federated Funds’ financial performance for the past five years (or, if shorter, the period of a Fund’s operations).  Certain information reflects financial result for a single Fund share.  The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Federated Funds (assuming reinvestment of all dividends and distributions).

The fiscal year end of the Federated New York Fund and Federated Pennsylvania Fund is August 31.  The fiscal year end of the Federated Municipal Fund is March 31.  The financial highlights of each Federated Fund have been audited by Deloitte & Touche LLP the Federated New York Fund’s and Federated Pennsylvania Fund’s independent registered public accounting firm, or Ernst & Young LLP the Federated Municipal Fund’s independent registered public accounting firm.  The reports of Deloitte & Touche LLP and Ernst & Young LLP, along with the Federated Funds’ financial statements, are included in the Federated Funds’ annual reports, which are available upon request.

FEDERATED NEW YORK FUND - FINANCIAL HIGHLIGHTS – CLASS A SHARES

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$10.83		$10.65	$10.44	$10.59	$10.80		$10.29
Income From Investment Operations:
Net investment income	0.23		0.45	0.46	0.44	0.49	[1]	0.52
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.08)		0.18	0.21	(0.15)	(0.20	)1	0.51
TOTAL FROM INVESTMENT OPERATIONS	0.15		0.63	0.67	0.29	0.29		1.03
Less Distributions:
Distributions from net investment income	(0.23)		(0.45)	(0.46)	(0.44)	(0.50)		(0.52)
Net Asset Value, End of Period	$10.75		$10.83	$10.65	$10.44	$10.59		$10.80
Total Return[2]	1.39	%3	6.03%	6.51%	2.81%	2.79%		10.29%

Ratios to Average Net Assets:
Net expenses	0.66	%4	0.60%	0.61%	0.76%	0.91%		0.91%
Net investment income	4.23	%4	4.19%	4.31%	4.19%	4.72	%1	4.97%
Expense waiver/reimbursement[5]	1.06	%4	1.08%	1.07%	1.16%	1.10%		1.39%
Supplemental Data:
Net assets, end of period (000 omitted)	$26,571		$26,307	$27,600	$26,273	$23,466		$23,011
Portfolio turnover	18%		20%	15%	8%	35%		40%

1

Effective September 1, 2001, the Federated New York Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share, net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3

During the period, the Federated New York Fund’s Class A Shares were reimbursed by the shareholder services provider, which had an impact of 0.03% on the total return.

4

Computed on an annualized basis.

5

This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED PENNSYLVANIA FUND - FINANCIAL HIGHLIGHTS - CLASS A SHARES

(For a Share Outstanding Throughout Each Period)

	Six Months Ended (unaudited)		Year Ended August 31,
	2/28/2006		2005	2004	2003	2002		2001
Net Asset Value, Beginning of Period	$11.81		$11.71	$11.51	$11.70	$11.52		$11.09
Income From Investment Operations:
Net investment income	0.27		0.54	0.54	0.54	0.56	[1]	0.57
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.16)		0.10	0.19	(0.19)	0.18	[1]	0.42
TOTAL FROM INVESTMENT OPERATIONS	0.11		0.64	0.73	0.35	0.74		0.99
Less Distributions:
Distributions from net investment income	(0.26)		(0.54)	(0.53)	(0.54)	(0.56)		(0.56)
Net Asset Value, End of Period	$11.66		$11.81	$11.71	$11.51	$11.70		$11.52
Total Return[2]	0.99%		5.58%	6.46%	3.04%	6.70%		9.18%

Ratios to Average Net Assets:
Net expenses	0.75	%3	0.75%	0.75%	0.75%	0.75%		0.75%
Net investment income	4.59	%3	4.55%	4.63%	4.58%	4.92	%1	5.09%
Expense waiver/reimbursement[4]	0.11	%3	0.11%	0.10%	0.09%	0.09%		0.10%
Supplemental Data:
Net assets, end of period (000 omitted)	$215,993		$209,005	$200,023	$210,429	$205,870		$194,407
Portfolio turnover	4%		12%	9%	17%	18%		16%

1

Effective September 1, 2001, the Federated Pennsylvania Fund adopted the provisions of the American Institute of Certified Public Accountants (AICPA) Audit and Accounting Guide for Investment Companies and began accreting discount on debt securities. For the year ended August 31, 2002, this change had no effect on the net investment income per share or the net realized and unrealized gain (loss) on investments per share, or the ratio of net investment income to average net assets. Per share, ratios and supplemental data for the periods prior to September 1, 2001 have not been restated to reflect this change in presentation.

2

Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.

3

Computed on an annualized basis.

4

This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

FEDERATED MUNICIPAL FUND - FINANCIAL HIGHLIGHTS - CLASS A SHARES

 (For a Share Outstanding Throughout Each Period)

Year Ended March 31	2006	2005	2004	2003	2002
Net Asset Value, Beginning of Period	$10.65	$10.83	$10.75	$10.22	$10.45
Income From Investment Operations:
Net investment income	0.46 [1]	0.45	0.43 [1]	0.47 [1]	0.47
Net realized and unrealized gain (loss) on investments, futures contracts and swap contracts	(0.05)	(0.17)	0.08	0.53	(0.23)
TOTAL FROM INVESTMENT OPERATIONS	0.41	0.28	0.51	1.00	0.24
Less Distributions:
Distributions from net investment income	(0.47)	(0.46)	(0.43)	(0.47)	(0.47)
Net Asset Value, End of Period	$10.59	$10.65	$10.83	$10.75	$10.22
Total Return[2]	3.93%	2.64%	4.88%	9.91%	2.31%

Ratios to Average Net Assets:
Net expenses	0.84%	0.85%	0.85%	0.85%	0.86%
Net investment income	4.31%	4.14%	4.03%	4.41%	4.52%
Expense waiver/reimbursement[3]	0.14%	0.14%	0.14%	0.14%	0.14%
Supplemental Data:
Net assets, end of period (000 omitted)	$436,026	$423,632	$467,681	$466,097	$450,049
Portfolio turnover	25%	30%	46%	54%	35%

1 Per share information is based on average shares outstanding.

2 Based on net asset value, which does not reflect the sales charge, redemption fee, or contingent deferred sales charge, if applicable.  Total returns for periods of less than one year, if any, are not annualized.

3 This expense decrease is reflected in both the net expense and the net investment income ratios shown above.

The fiscal year end of the Sentinel Funds is November 30.  The financial highlights of each Sentinel Fund are contained in those Funds’ Prospectus dated March 30, 2006, as supplemented, and have been audited by PricewaterhouseCoopers LLP, the Sentinel Funds’ registered independent public accounting firm. That Prospectus, including the financial highlights, is incorporated by reference into this Proxy Statement/Prospectus.

POTENTIAL RISKS AND REWARDS; PERFORMANCE

Risk/Return Bar Charts and Tables

The performance information shown below will help you analyze each Federated Fund’s investment risks in light of its historical returns. The bar charts show the variability of a Fund’s Class A shares total returns on a calendar year-by-year basis. The Average Annual Total Return table shows Class A shares’ returns averaged over the stated periods, and includes comparative performance information. Each Fund’s performance will fluctuate, and past performance (before and after taxes) is no guarantee of future results.

In the Average Annual Total Return Tables, each Fund’s Class A shares are reduced to reflect applicable sales charges. Return After Taxes is shown for Class A shares to illustrate the effect of federal taxes on Fund returns. Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown. The tables also show returns for broad-based market indexes and averages. Index returns do not reflect taxes, sales charges, expenses or other fees that the SEC requires to be reflected in a Fund’s performance. Indexes and averages are unmanaged, and it is not possible to invest directly in an index or an average.

Following the bar chart for each Federated Fund is an Average Annual Total Return Table for each Federated Fund.  These tables compare a Fund’s total returns to the total returns of certain indexes as described below.

Federated New York Fund – Bar Chart

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated New York Fund’s Class A shares total return for the three-month period from January 1, 2006 to March 31, 2006 was 0.30%.

Within the period shown in the bar chart, the Federated New York Fund’s Class A shares highest quarterly return was 3.79% (quarter ended September 30, 2004). Its lowest quarterly return was (2.35)% (quarter ended June 30, 2004).

Federated New York Fund - Average Annual Total Return Table

In addition to the Federated New York Fund’s total returns, the following Average Annual Total Return Table also shows returns for the Lehman Brothers New York Municipal Bond Index (LBNYMB), a broad-based market index, the Lehman Brothers Municipal Bond Index (LBMB), another broad based market index, and the Lipper New York Municipal Debt Funds Average (LNYMDFA). Effective September 1, 2005, the Fund elected to change its benchmark index from the LBMB to the LBNYMB. The LBNYMB is more representative of securities typcially held by the Fund. The LBNYMB is an unmanaged index comprising investment-grade, tax-exempt, and fixed-rate bonds issued in the state of New York; all securities have long-term maturities (greater than two years) and are selected from issues larger than $50 million. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after De cember 31, 1990, and must be at least one year from their maturity date. The LNYMDFA represents the average of total returns by all mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2005)

FEDERATED NEW YORK FUND	1 Year	5 Years	10 Years
Class A shares:
Return Before Taxes	(0.44)%	4.04%	4.62%
Return After Taxes on Distributions[1]	(0.44)%	4.04%	4.62%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.15%	4.09%	4.64%
LBNYMB	3.31%	5.46%	-2
LBMB	3.51%	5.59%	5.71%
LNYMDFA	3.03%	4.77%	4.82%

1

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated New York Fund and shows the effect of taxes on Federated New York Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated New York Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes.  After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.< /I>

2

The LBNYMB’s inception date was September 1, 1996.

Federated Pennsylvania Fund – Bar Chart

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated Pennsylvania Fund’s Class A shares total return for the three-month from January 1, 2006 to March 31, 2006 was 0.36%

Within the period shown in the bar chart, the Federated Pennsylvania Fund’s Class A shares highest quarterly return was 5.17% (quarter ended September 30, 2002). Its lowest quarterly return was (2.16)% (quarter ended June 30, 2004).

Federated Pennsylvania Fund - Average Annual Total Return Table

In addition to the Federated Pennsylvania Fund’s total returns, the following Average Annual Total Return Table also shows returns for the Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and Lipper Pennsylvania Municipal Debt Funds Average (LPMDFA), an average of funds with similar objectives. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date.  The LPMDFA represents the average of the total returns reported by all mutual funds designated by Lipper, Inc. as falling into the respective category.

(For the periods ended December 31, 2005)

FEDERATED PENNSYLVANIA FUND	1 Year	5 Years	10 Years
Class A shares:
Return Before Taxes	(0.86)%	4.60%	4.79%
Return After Taxes on Distributions[2]	(0.86)%	4.60%	4.76%
Return After Taxes on Distributions and Sale of Fund Shares[1]	1.00%	4.63%	4.79%
LBMB	3.51%	5.59%	5.71%
LPMDFA	3.11%	4.83%	4.68%

1

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated Pennsylvania Fund and shows the effect of taxes on Federated Pennsylvania Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Pennsylvania Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

Federated Municipal Fund – Bar Chart

The total returns shown in the bar chart do not reflect the payment of any sales charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.

The Federated Municipal Fund’s Class A shares total return for the three-month period from January 1, 2006 to March 31, 2006 was 0.38%.

Within the period shown in the bar chart, the Federated Municipal Fund’s Class A shares highest quarterly return was 5.24% (quarter ended September 30, 2002). Its lowest quarterly return was (3.87)% (quarter ended June 30, 1999).

Federated Municipal Fund - Average Annual Total Return Table

In addition to the Federated Municipal Fund’s total returns, the following Average Annual Total Return Table also shows returns for Lehman Brothers Municipal Bond Index (LBMB), a broad-based market index, and the Lipper General Municipal Debt Funds Average (LGMDFA), an average of funds with similar investment objectives. The LBMB is an unmanaged, market value-weighted index for the long-term tax-exempt bond market. To be included in the index, bonds must have a minimum credit rating of Baa, an outstanding par value of at least $7 million and be issued as part of a transaction of at least $75 million. The bonds must be fixed rate, have a dated-date after December 31, 1990, and must be at least one year from their maturity date. The LGMFA represents the average of the total returns reported by all the mutual funds designated by Lipper, Inc. as falling in the category indicated.

(For the Periods Ended December 31, 2005)

FEDERATED MUNICIPAL FUND	1 Year	5 Years	10 Years
Class A shares:
Return Before Taxes	(1.35)%	4.09%	3.99%
Return After Taxes on Distributions[1]	(1.35)%	4.09%	3.95%
Return After Taxes on Distributions and Sale of Fund Shares[1]	0.61%	4.13%	4.04%
LBMB	3.51%	5.59%	5.71%
LGMDFA	3.04%	4.78%	4.74%

1

After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. Return After Taxes on Distributions assumes a continued investment in the Federated Municipal Fund and shows the effect of taxes on Federated Municipal Fund distributions. Return After Taxes on Distributions and Sale of Fund Shares assumes all Shares were redeemed at the end of each measurement period, and shows the effect of any taxable gain (or offsetting loss) on redemption, as well as the effects of taxes on Federated Municipal Fund distributions. These after-tax returns do not reflect the effect of any applicable state and local taxes. After-tax returns are not relevant to investors holding Shares through tax-deferred programs, such as IRA or 401(k) plans.

INVESTMENT ADVISOR AND PORTFOLIO MANAGER

Sentinel Funds.  SAM is the investment advisor to each of the Sentinel Funds and is registered as an investment advisor under the Investment Advisers Act of 1940.  Its principal business address is National Life Drive, Montpelier, Vermont 05604.

As compensation for its advisory services, each Sentinel Fund pays SAM a management fee at the annual rate specified below of the average daily net assets of that Fund (or the aggregate daily net assets of that Fund and several other Sentinel Funds1).

Fund	Advisory Fee Rate	Average Daily Net Assets[1]
Sentinel New York	0.55% 0.50% 0.45%	First $200 million First $200 million In excess of $400 million
Sentinel Pennsylvania	0.55% 0.50% 0.45%	First $50 million Next $50 million In excess of $100 million
Sentinel Tax Free	0.55% 0.50% 0.45%	First $200 million First $200 million In excess of $400 million

1 In determining the breakpoint for the advisory fee for the Sentinel New York Fund, its assets are aggregated with the Sentinel Government Securities Fund, Sentinel Short Maturity Government Fund and Sentinel Tax Free Fund.  In determining the breakpoint for the advisory fee for the Sentinel Tax Free Fund, its assets are aggregated with the Sentinel Government Securities Fund, Sentinel New York Fund and the Sentinel Short Maturity Government Fund.

SAM manages the Sentinel Funds’ investments and their business operations under the overall supervision of the Sentinel Board. SAM has the responsibility for making all investment decisions for the Funds.  Kenneth J. Hart manages the Sentinel Funds.  Mr. Hart has been affiliated with SAM or its affiliates since 1988 and is a Vice President of SAM.  He has managed the Sentinel New York Fund since 1995, the Sentinel Pennsylvania Fund since 1993 and the Sentinel Tax Free Fund since 1990.

Federated Funds ..  The Federated Board governs the Federated Funds.  The Board selects and oversees FIMC, which is the investment advisor to each of the Federated Funds and is a registered investment advisor under the Investment Advisers Act of 1940.  FIMC manages each of the Federated Fund’s assets, including buying and selling portfolio securities.  Federated Advisory Services Company (“FASC”), an affiliate of FIMC, provides certain support services to FIMC.  The fee for these services is paid by FIMC and not by the Federated Funds.  The address for FIMC and FASC is Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, PA 15222-3779.

FIMC, and other subsidiaries of Federated, advise approximately 140 equity, fixed income, and money market mutual funds as well as a variety of customized separately managed accounts, which totaled approximately $217 billion in assets as of March 31, 2006.  Federated was established in 1955 and is one of the largest investment managers in the United States with approximately 1,305 employees.  Federated provides investment products to more than 5,500 investment professionals and institutions.

As compensation for its advisory services, each of the Federated New York Fund and Federated Pennsylvania Fund pays FIMC a management fee at the annual rate of 0.40% of the average daily net assets of that Fund.  The Federated Municipal Fund pays FIMC a management fee at the annual rate of 0.30% of the average daily net assets of the Fund plus 4.50% of the Fund’s gross income.  FIMC may voluntarily waive a portion of its fee or reimburse the Federated Funds for certain operating expenses.

J. Scott Albrecht has been the Federated Municipal Fund’s Portfolio Manager since May 1996, and the Federated New York Fund’s and Federated Pennsylvania Fund’s Portfolio Manager since March 1995. He is Vice President of the Trust and the Federated Municipal Fund. Mr. Albrecht joined Federated in 1989. He became a Senior Vice President of FIMC in January 2005 and served as a Vice President of FIMC from 1994 through 2004. He has been a Senior Portfolio Manager since 1997 and was a Portfolio Manager from 1994 to 1996.  Mr. Albrecht holds the Chartered Financial Analyst designation and received his M.S. in Public Management from Carnegie Mellon University.

DISTRIBUTION AND SHAREHOLDER SERVICING ARRANGEMENTS

Sentinel Funds

Payments to Financial Intermediaries

Distribution (12b-1) Fees.  SFSC is the principal underwriter and distributor for each of the Sentinel Funds pursuant to a written agreement.  The Sentinel Funds have adopted a plan pursuant to Rule 12b-1 under the 1940 Act.  In all cases, the plans reimburse SFSC for expenses actually incurred in distributing the Funds.  Equity Services, Inc. receives a dealer reallowance equal to the entire sales charge on its sales of Sentinel Fund shares. As a result, it may be considered an underwriter of the Sentinel Funds’ shares.  SFSC will reimburse all broker-dealers who agree with SFSC to undertake activities designed to specifically promote the Sentinel Funds, for costs incurred by these broker-dealers in the course of these activities.  SAM, SFSC or their affiliates also make payments out of their own resources to selected broker-dealers, banks and other financial intermediaries for providing services intended to result in the sale of Sentinel Fund shares, for shareholder servicing activities and/or other activities linked to the distribution of Sentinel Fund shares.

The Sentinel Funds offer Class A shares.  Class A shares are authorized to pay 12b-1 service fees of up to 0.20% of each Sentinel Fund’s average daily net assets attributable to Class A shares.  These fees reimburse SFSC for expenses actually incurred in marketing the Sentinel Funds.  Those expenses may include distribution and service fees paid by SFSC to other broker-dealers up to the maximum annual rate.  No service fee is paid with respect to Sentinel Fund shares purchased prior to March 1, 1993.

Front-End Sales Charges.  Class A shares charge a front-end sales load at the time of purchase as shown below.

	Sales charge as a percentage of:
Sale Size	offering price	net amount invested
$0 to $99,999	4.00%	4.17%
$100,000 to $249,999	3.50%	3.63%
$250,000 to $499,999	2.50%	2.56%
$500,000 to $999,999	2.00%	2.04%
$1,000,000 or more	-0-	-0-

In cases in which there is no sales charge because the purchase was $1,000,000 or more, SFSC pays dealers compensation of 1.00% for sales of up to $4,999,999. In these cases, if shares are redeemed in the first eighteen months after the purchase, a 1.0% CDSC will be imposed. Shares acquired under this provision prior to March 4, 2005 are subject to a .5% CDSC if redeemed in the second year and no CDSC thereafter.  For sales in excess of these amounts, SFSC individually negotiates dealer compensation and CDSCs.  For partial redemptions of shares purchased prior to March 30, 2006 and for complete redemptions of your account, any CDSC is imposed on the lower of the original cost or the current net asset value (“NAV”) of the shares redeemed. For partial redemptions of shares purchased after March 30, 2006, any CDSC is imposed on the original cost of the shares redeemed.  If a portion of the shares are redeemed, redemption requests are increased by the amount of any CDSC due.  If all shares are redeemed, any CDSC due is deducted from the redemption proceeds. SFSC receives the entire amount of any CDSC paid.  In determining whether a CDSC is payable, shares not subject to any charge are redeemed first.

Right of Accumulation. Quantity discounts begin with investments in Class A shares of $25,000.  An investor may qualify for quantity discounts based on the current offering price of the total of all classes of shares in any Sentinel Fund (other than the U.S. Treasury Money Market Fund) purchased at any time in the past, if such purchases were made by the investor, the investor’s spouse or minor children, or a fiduciary for these persons. Shares held under the tax identification number of anyone other than the investor or the investor’s spouse or minor children, however, do not qualify for quantity discounts.

Letter of Intent. Investors may use a letter of intent to obtain a reduced initial sales charge if an investor plans to make investments (other than initial no-load investments in the U.S. Treasury Money Market Fund) that include Class A shares, the total of the offering price of all such investments is $25,000 or more over a period of 13 months (30 months in the case of corporate qualified plans) and the letter is dated within 90 calendar days of the first purchase to be included.  The investor may count purchases to be made by the investor or the investor’s spouse and minor children.   The letter of intent is not a binding commitment by the investor to complete the intended purchases. All the investor’s purchases made under the letter of intent during the period covered will be made at the reduced sales charge for the investor’s intended total purchase. Dividends and distributions will be reinvested without a sales charge and will not count as purchases under the letter of intent.  SASI will hold in escrow 2% of the shares purchased under the letter of intent, and release these shares when the investor has completed the intended purchases. If by the end of the period covered by the letter of intent the investor has not made the intended purchases, an additional sales charge may be due. The additional amount will be equal to what the initial sales charge would have been on the amount actually invested, minus the sales charges already paid.  SASI will notify the investor if an additional sales charge is due. The investor may pay this additional sales charge within 20 days after the notification is sent, or SASI may redeem shares held in escrow to the extent necessary to pay this charge.  Then SASI will release any remaining escrow shares. The redemption of shares for this purpose will be a taxable event to the investor.

Net Asset Value Purchases. Class A shares of the Sentinel Funds may be purchased at NAV by:

•

current and former Directors/Trustees of the Sentinel Funds and predecessors to the Sentinel Funds;

•

current and retired employees and Directors of SAM and their affiliates;

•

directors and employees of Beneficial Life Insurance Company, and other strategic partners of SAM and/or SFSC;

•

registered representatives and other employees of securities dealers that have entered into a sales agreement with SFSC;

•

members of the immediate families of, or survivors of, all of these individuals;

•

non-profit organizations with which any of these persons are actively involved;

•

purchasers who are investing section 403(b) loan principal repayments; or

•

former shareholders of the Bramwell Growth Fund or Bramwell Focus Fund, each a series of The Bramwell Funds, Inc., who received Class A shares of the Sentinel Capital Growth Fund or Sentinel Growth Leaders Fund, respectively, in the reorganization.  This privilege is not available for shares purchased through an omnibus or other intermediary account unless the underlying investor meets this criterion.

Other Waivers of Front-End Loads. The front-end load may also be waived where investors demonstrate that they are included in one of the following groups:

•

investment advisors who place trades for their own accounts or the accounts of their clients, and who charge an investment management fee for their services, and clients of these investment advisors who place trades for their own accounts;

•

clients of trust companies that have entered into an agreement with SFSC under which all their clients are eligible to buy Class A shares at NAV;

•

investments being transferred from individually managed trust accounts at American Guaranty & Trust Company (in this event, SFSC may negotiate a compensation arrangement for broker-dealers who facilitate group transfers of assets on a NAV basis under this provision);

If more than one person owns an account, all owners must qualify for the lower sales charge.  Investors may be charged transaction and/or other fees for transactions in Sentinel Fund shares through an intermediary.  Information about sales charge reductions and waivers is available, free of charge in a clear and prominent format, via hyperlink at the Sentinel Funds’ website at www.sentinelfunds.com.

Reinstatement. If an investor sells shares or receives dividends or capital gains distributions in cash and subsequently wants to reinvest the proceeds, the investor may do so within 90 days at NAV, without paying any additional sales charge.

Federated Funds

Payments to Financial Intermediaries

The Federated Funds and their affiliated service providers may pay fees as described below to financial intermediaries (such as broker-dealers, banks, investment advisers or third-party administrators) whose customers are shareholders of the Federated Funds.

Front-End Sales Charge Reallowances.  FSC receives a front-end sales charge on certain share sales. FSC pays a portion of this charge to financial intermediaries that are eligible to receive it (the “Dealer Reallowance”) and retains any remaining portion of the front-end sales charge.

When a financial intermediary’s customer purchases shares, the financial intermediary may receive a Dealer Reallowance as follows:

Class A shares

Purchase Amount	Dealer Reallowance as a Percentage of Public Offering Price
Less than $100,000	4.00%
$100,000 but less than $250,000	3.25%
$250,000 but less than $500,000	2.25%
$500,000 but less than $1 million	1.80%
$1 million or greater	0.00%

Advance Commissions.  When a financial intermediary’s customer purchases shares, the financial intermediary may receive an advance commission as follows:

Class A shares (for purchases over $1 million)

Purchase Amount	Advance Commission as a Percentage of Public Offering Price
First $1 million - $5 million	0.75%
Next $5 million - $20 million	0.50%
Over $20 million	0.25%

Advance commissions are calculated on a year by year basis based on amounts invested during that year. Accordingly, with respect to additional purchase amounts, the advance commission breakpoint resets annually to the first breakpoint on the anniversary of the first purchase.

Class A share purchases under this program may be made by Letter of Intent (described below) or by combining concurrent purchases (described below). The above advance commission will be paid only on those purchases that were not previously subject to a front-end sales charge or dealer advance commission. Certain retirement accounts may not be eligible for this program.

Distribution (12b-1) Fees.   FSC is the principal underwriter and distributor for each of the Federated Funds pursuant to a written agreement.  The Federated Municipal Fund has not adopted a Rule 12b-1 Plan for its Class A shares.  Each of the Federated New York Fund and Federated Pennsylvania Fund has adopted a Rule 12b-1 Plan, which allows it to pay marketing fees of 0.25% and 0.40%, respectively, on average net assets to FSC for the sale, distribution, administration and customer servicing of the Class A shares.  When FSC receives Rule 12b-1 fees, FSC may pay some or all of them to financial intermediaries whose customers purchase shares.  Because these shares pay marketing fees on an ongoing basis, an investor’s investment cost may be higher over time than other shares with different sales charges and marketing fees.

Service Fees.  The Federated Funds may pay Service Fees of up to 0.25% of average net assets to financial intermediaries or to Federated Shareholder Services Company (“FSSC”), a subsidiary of Federated, for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements, rather than paying financial intermediaries directly, the Federated Funds may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries.  If a financial intermediary receives Service Fees on an account, it is not eligible to also receive Account Administration Fees on that same account.

Account Administration Fees.  The Federated Funds may pay Account Administration Fees of up to 0.25% of average net assets to banks that are not registered as broker-dealers or investment advisers for providing administrative services to the Federated Funds and shareholders.  If a financial intermediary receives Account Administration Fees on an account, it is not eligible to also receive Service Fees or Recordkeeping Fees on that same account.

Recordkeeping Fees.  The Federated Funds may pay Recordkeeping Fees on an average net assets basis or on a per account per year basis to financial intermediaries for providing recordkeeping services to the Federated Funds and shareholders. If a financial intermediary receives Recordkeeping Fees on an account, it is not eligible to also receive Account Administration Fees or Networking Fees on that same account.

Networking Fees.  The Federated Funds may reimburse Networking Fees on a per account per year basis to financial intermediaries for providing administrative services to the Funds and shareholders on certain non-omnibus accounts. If a financial intermediary receives Networking Fees on an account, it is not eligible to also receive Recordkeeping Fees on that same account.

Additional Payments to Financial Intermediaries.  Under FSC’s contracts with the Federated Funds, FSC offers shares on a continuous, best-efforts basis.  FSC may pay out of its own resources amounts (including items of material value) to certain financial intermediaries that support the sale of shares or provide services to Federated Fund shareholders.  The amounts of these payments could be significant, and may create an incentive for the financial intermediary or its employees or associated persons to recommend or sell shares of the Federated Funds to investors.  In some cases, such payments may be made by or funded from the resources of companies affiliated with FSC (including FIMC).  These payments are not reflected in the fees and expenses listed in the fee table section of the Federated Funds’ prospectuses and described above because they are not paid by the Federated Funds.

These payments are negotiated and may be based on such factors as the number or value of shares that the financial intermediary sells or may sell; the value of client assets invested; or the type and nature of services or support furnished by the financial intermediary.  These payments may be in addition to payments made by the Federated Funds to the financial intermediary under a Rule 12b-1 Plan and/or Service Fees arrangement.  In connection with these payments, the financial intermediary may elevate the prominence or profile of any Federated Fund and/or other funds within the Federated Family of Funds within the financial intermediary’s organization by, for example, placement on a list of preferred or recommended funds, and/or granting FSC preferential or enhanced opportunities to promote the funds in various ways within the financial intermediary’s organization. You can ask your financial intermediary for information about any payments it receives from FSC or the Federated Funds and any services provided.

Front-End Sales Charges

Purchases of Federated Fund Class A shares incur a front-end sales load at the time of purchase as shown below.

Sale Size	Sales Charge as a Percentage of:
	Offering Price	Net Asset Value
Less than $100,000	4.50%	4.71%
$100,000 but less than $250,000	3.75%	3.90%
$250,000 but less than $500,000	2.50%	2.56%
$500,000 but less than $1 million	2.00%	2.04%
$1 million or greater[1]	-0-	-0-

1 A contingent deferred sales charge of 0.75% of the redemption amount applies to shares redeemed up to 24 months after purchase under certain investment programs where a financial intermediary received an advance payment on the transaction.

An investment may qualify for a reduction or elimination of the sales charge, also known as a breakpoint discount. The breakpoint discounts offered by the Federated Funds are indicated in the table above. An investor or the investor’s financial intermediary must notify the Federated Fund’s transfer agent, State Street Bank and Trust Company, of eligibility for any applicable breakpoint discount at the time of purchase.  In order to receive the applicable breakpoint discount, it may be necessary at the time of purchase for the investor to inform the investor’s financial intermediary or the Federated Funds’ transfer agent of the existence of other accounts in which there are holdings eligible to be aggregated to meet a sales charge breakpoint (“Qualifying Accounts”). Qualifying Accounts mean those share accounts in any fund in the Federated Family of Funds held directly or through a financial intermediary or through a single-participant ret irement account by the investor, or the investor’s spouse, parents (if the investor is under age 21) and/or the investor’s children under age 21, which can be linked using tax identification numbers (TINs), social security numbers (SSNs) or broker identification numbers (BINs). Accounts held through 401(k) plans and similar multi-participant retirement plans, or through “Section 529” college savings plans or those accounts which cannot be linked using TINs, SSNs or BINs, are not Qualifying Accounts.

In order to verify eligibility for a breakpoint discount, an investor will be required to provide to the financial intermediary or the Federated Funds’ transfer agent, State Street Bank and Trust Company, certain information on the investor’s New Account Form and may be required to provide account statements regarding Qualifying Accounts. For purchases through a financial intermediary, the investor may be asked to provide additional information and records as required by the financial intermediary. Failure to provide proper notification or verification of eligibility for a breakpoint discount may result in the investor not receiving a breakpoint discount to which the investor is otherwise entitled. Breakpoint discounts apply only to a current purchase and do not apply retroactively to previous purchases. The sales charges applicable to the Class A shares of the Federated Funds, and the related breakpoint discounts are described in the table above and in the Feder ated Funds’ current Prospectuses. Because the Prospectus is available on the Federated Funds’ website free of charge, this information is not disclosed separately on the website.

Eliminating the Sales Charge.  Contingent upon notification to the Federated Funds’ transfer agent, State Street Bank and Trust Company, the sales charge on Class A shares of the Federated Funds will be eliminated when an investor purchases shares:

•

within 120 days of redeeming shares of an equal or greater amount;

•

through a financial intermediary that did not receive a dealer reallowance on the purchase;

•

with reinvested dividends or capital gains;

•

as a shareholder that originally became a shareholder of a Federated Fund pursuant to the terms of an agreement and plan of reorganization which permits shareholders to acquire Shares at NAV;

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as a Federated Life Member (Federated shareholders who originally were issued shares through the “Liberty Account,” which was an account for the Liberty Family of Funds on February 28, 1987, or who invested through an affinity group prior to August 1, 1987, into the Liberty Account);

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as a Director or Trustee, employee or former employee of a Federated Fund, FIMC, FSC and their affiliates, an employee of any financial intermediary that sells shares according to a sales agreement with FSC, an immediate family member of these individuals or a trust, pension or profit-sharing plan for these individuals; or

•

 pursuant to the exchange privilege.

The sales charge will not be eliminated if an investor purchases shares of the Federated Funds through an exchange of shares of Liberty U.S. Government Money Market Trust unless those shares were acquired through an exchange of shares on which the sales charge had previously been paid.

Concurrent and Accumulated Purchases.  Contingent upon notification to the Federated Funds’ transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by combining concurrent purchases of and/or current investments in Class A, Class B, Class C, Class F, and Class K Shares of any fund in the Federated Family of Funds made or held by Qualifying Accounts; the purchase amount used in determining the sales charge on an investor’s additional share purchase will be calculated by multiplying the maximum public offering price times the number of applicable Class A, Class B, Class C, Class F, and Class K shares and adding the dollar amount of the current purchase.

Letter of Intent.  Contingent upon notification to the Federated Funds’ transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by an investor signing a letter of intent to purchase a qualifying amount of Class A shares within 13 months. An investor may call a financial intermediary or the Federated Funds for more information. The Federated Fund’s custodian, State Street Bank and Trust Company, will hold Federated Fund shares in escrow equal to the maximum applicable sales charge. If the investor completes the Letter of Intent, the custodian will release the shares in escrow to the investor’s account. If the investor does not fulfill the Letter of Intent, the custodian will redeem the appropriate amount from the shares held in escrow to pay the sales charges that were not applied to the investor’s purchases.

Large Purchases.  Contingent upon notification to the Federated Funds’ transfer agent, State Street Bank and Trust Company, the sales charge at purchase of Class A shares of the Federated Funds may be reduced or eliminated by an investor purchasing Class A shares in greater quantities to reduce the applicable sale charge.

Sales Charge When an Investor Redeems

An investor’s redemption proceeds may be reduced by a sales charge, commonly referred to as a contingent deferred sales charge (CDSC). To keep the sales charge as low as possible, the Federated Funds redeem an investor’s shares in this order: (1) shares that are not subject to a CDSC; and (2) shares held the longest (to determine the number of years an investor’s shares have been held, include the time the investor held shares of other funds in the Federated Family of Funds that have been exchanged for shares of the applicable Federated Fund). The CDSC is then calculated using the share price at the time of purchase or redemption, whichever is lower.  If an investor makes a purchase of Class A shares in the amount of $1 million or more and the investor’s financial intermediary received an advance commission on the sale, the investor will pay a 0.75% CDSC on any such shares redeemed within 24 months of the purchase.  If a n investor’s investment qualifies for reduction or elimination of the CDSC, the investor or the investor’s financial intermediary must notify the Federated Funds’ transfer agent, State Street Bank and Trust Company, at the time of redemption.  If the Federated Funds’ transfer agent is not notified, the CDSC will apply.

Eliminating the CDSC.  Contingent upon notification to the Federated Funds’ transfer agent, State Street Bank and Trust Company, an investor will not be charged a CDSC when redeeming Class A shares:

•

following the death of the last surviving shareholder on the account or the shareholder’s post-purchase disability, as defined in Section 72(m)(7) of the Internal Revenue Code of 1986 (the beneficiary on an account with a Transfer on Death registration is deemed the last surviving shareholder on the account);

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representing minimum required distributions from an Individual Retirement Account or other retirement plan to a shareholder who has attained the age of 70½;

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purchased within 120 days of a previous redemption of shares, to the extent that the value of the shares purchased was equal to or less than the value of the previous redemption;

•

purchased by Directors or Trustees of the Federated Funds, employees of the Federated Funds, FIMC, FSC, and their affiliates, by employees of a financial intermediary that sells shares according to a sales agreement with FSC, by the immediate family members of the above persons, and by trusts, pension or profit-sharing plans for the above persons;

•

purchased through a financial intermediary that did not receive an advance commission on the purchase;

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purchased with reinvested dividends or capital gains;

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redeemed by the Federated Fund when it closes an account for not meeting the minimum balance requirements; or

•

purchased pursuant to the exchange privilege if the shares were held for the applicable CDSC holding period (the holding period on the shares purchased in the exchange will include the holding period of the shares sold in the exchange).

COMPARISON OF PURCHASE, REDEMPTION AND EXCHANGE POLICIES AND PROCEDURES.

The following highlights the purchase, redemption, and exchange policies and procedures of the Funds.  For a more complete discussion of each Fund’s purchase, redemption, and exchange policies and procedures, please see the applicable section(s) of each Fund’s Prospectus.

The price of Sentinel Fund and Federated Fund shares is based on the next calculation of NAV after an investor’s order is placed. Any purchase orders properly placed prior to the close of business on the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time) will be priced at the NAV determined that day, plus applicable front-end sales charges (public offering price).

Policy/Procedure	Sentinel Funds	Federated Funds
Investment Minimum/ Additional Investments All Accounts Automatic Plans/ Systematic Investment	$1,000/$50 $50/$50	$1,500/$100 $1,500/$50

These investment minimums apply to accounts held on the Funds’ records.  Intermediaries that maintain omnibus accounts on the Funds’ records may establish different minimums for their clients holding through such omnibus accounts.

Financial intermediaries may impose higher or lower minimum investment requirements on their customers than those imposed by the Federated Funds.
Purchases	Purchases may be made by check, wire, dealer wire, online, telephone, government direct deposit, and payroll savings plan or through an intermediary.

Purchases may be made through financial intermediaries, directly from the Federated Funds, or through an exchange from another fund in the Federated Family of Funds (see “Exchanges” below).  Once an investor has opened an account, additional purchases of shares may be made by systematic investment program or by automated clearing house.  Payments for purchased shares may be made by check or wire.  Purchases through financial intermediaries may be subject to higher or lower minimum investment and other requirements.  The Federated Funds reserve the right to reject any request to purchase or exchange shares.

Redemptions	Redemptions may be made by mail, dealer wire, online, telephone, check or systematic withdrawal or through an intermediary.

Redemptions or permitted exchanges (see “Exchanges below”) may be made through financial intermediaries or directly from the Federated Funds.  Investors may contact their financial intermediary, or contact the Federated Funds by telephone or mail.  Redemptions also may be made by establishing a systematic withdrawal program.  Redemption proceeds will be mailed by check to an investor’s address of record, unless ACH electronic transfers or wire payments are established when an investor’s account was opened.  Redemptions also may be made in kind as described in the Federated Funds’ Prospectuses.  Redemption proceeds normally are mailed or wired within one business day after a redemption request is properly received, but payment may be delayed up to seven days in certain circumstances described in the Federated Funds’ Prospectuses.

Exchanges

Exchanges of shares of one Fund for shares of the same class of another fund in the Sentinel Family of Funds, if offered, may be made by telephone, in writing or by automatic exchange.  New purchases must remain in an account for 15 days before they can be exchanged.  The normal minimum account sizes apply to new accounts opened by exchange. The Funds may modify or terminate the exchange privilege with 60 days notice.

An investor may exchange shares of the Federated Funds into shares of the same class of another fund in the Federated Family of Funds if (1) the account registrations are identical, (2) the exchange meets any minimum initial investment requirements and (3) the investor has received a prospectus for the fund into which the investor wishes to exchange.  The Federated Funds may modify or terminate the exchange privilege at any time.  The Federated Funds may also terminate an investor’s exchange privilege if the investor’s exchange activity is found to be excessive under the Federated Funds’ frequent trading policies (see “Frequent Trading” below).

Small Accounts

Due to the expense of maintaining accounts with small balances, the Funds reserve the right to liquidate, and/or to charge an annual maintenance fee of up to $25 to any account that has a current value less than $1,000 and that has been open for at least 24 months.  This fee will be deducted automatically from each participant account in June of each year unless it is prepaid.

Due to the high cost of maintaining accounts with low balances, accounts may be closed if redemptions or exchanges cause the account balance to fall below the minimum initial investment amount (for Class A shares:  $1,500).  Before an account is closed, an investor will be notified and allowed 30 days to purchase additional shares to meet the minimum.

Frequent Trading

Each Fund will reject any purchase order or exchange request if the Fund has determined (i) that an investor has a history of excessive trading (generally six or more in-and-out transactions in a Fund) or (ii) that an investor’s trading, in the judgment of the Fund, has been or may be disruptive to a Fund. In making this judgment, a Fund may consider trading done in multiple accounts under common ownership or control.  When a redemption request is received in such circumstances, a Fund will impose an excessive trading fee of 2% of the amount redeemed.  This policy does not apply to systematic exchanges, dollar cost averaging, regular rebalancing of holdings in the Funds (e.g., periodic rebalancing to maintain an investment advisor’s asset allocations model) and pre-authorized withdrawals.

Where an intermediary adopts procedures reasonably designed to achieve the objective of the Funds’ frequent trading policy, shareholders whose accounts are on the books of such intermediary will be subject to that intermediary’s procedures, which may differ from the Funds’ procedures.

The Federated Board has approved policies and procedures intended to discourage excessive frequent or short-term trading of the Federated Funds’ shares.  The Federated Funds monitor trading in the Federated Funds’ shares in an effort to identify disruptive trading activity. The Federated Funds monitor trades into and out of the Federated Funds within a period of 30 days or less. The size of share transactions subject to monitoring varies. However, where it is determined that a shareholder has exceeded the detection amounts twice within a period of 12 months, the shareholder will be precluded from making further purchases or exchanges of Federated Fund shares. The Federated Funds may also monitor trades into and out of the Federated Funds over periods longer than 30 days, and if potentially disruptive trading activity is detected, the shareholder will be precluded from making further purc hases or exchanges of Federated Fund shares. Whether or not the specific monitoring limits are exceeded, the Federated Funds’ management or FIMC may determine from the amount, frequency or pattern of purchases and redemptions or exchanges that a shareholder is engaged in excessive trading that is or could be detrimental to the Federated Funds and other shareholders and may preclude the shareholder from making further purchases or exchanges of Federated Fund shares.  No matter how the Federated Funds define limits on frequent trading of Federated Fund shares, other purchases and sales of Federated Fund shares may have adverse effects on the management of the Federated Funds’ portfolios and their performance.

Net Asset Value

For each of the Sentinel Funds and Federated Funds, NAV is calculated each day that the NYSE is open as of the end or regular trading (generally 4:00 p.m. Eastern Time) by dividing the total value of the assets of each Class of a Fund, less its liabilities, by the total number of each Class’ outstanding shares.

Securities Valuation

Fixed-income securities are valued daily on the basis of valuations furnished by an independent pricing service that, under the supervision of the Sentinel Board, determines valuations for normal institutional-sized trading units of debt securities, without exclusive reliance upon quoted prices. The valuations by the pricing service are believed to reflect more accurately the fair market value of such securities than the last reported sale.  Financial futures are valued at the settlement price established each day by the board of trade or exchange on which they are traded.  Exchange-traded options are valued at the last sale price unless there is no timely sale price, in which event an average of current bids and offers provided by market makers is used.  Money market securities are valued on the basis of amortized cost, which involves valuing a portfolio instrument at its cost initially and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument.

The Funds account for securities transactions on the next business day following a trade (trade date plus one), except that transactions may be booked on the trade date when a trade occurs on the end of a financial reporting period or, on occasion, if SAM believes a significant price movement may impact that Fund’s NAV.

The Federated Funds generally value fixed-income securities according to prices furnished by an independent pricing service, except that fixed-income securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost.  Prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities. Futures contracts and options are generally valued at market values established by the exchanges on which they are traded at the close of trading on such exchanges. If prices are not available from an independent pricing service, securities and derivatives contracts traded in the over-the-counter market are generally valued according to the mean between the last bid and the last asked price for the security or contract as provided by an investment dealer or other financial in stitution that deals in the security or contract.

Fair Valuation

In addition to events that occur between the close of the foreign markets and a Funds’ determination of NAV, which potentially affect the value of foreign securities, there may occur events that are expected to materially affect the value of a Fund’s portfolio securities regardless of whether they are traded on foreign or domestic markets. Upon such events, the Fund’s Board may value such securities at their fair value. The Boards have delegated this responsibility to a pricing committee, subject to their review and supervision. Events that may materially affect the value of portfolio securities include events affecting specific issuers (e.g., a halt in trading of the securities of an issuer on an exchange during the trading day or a company report or announcement regarding earnings or a merger) or events affecting securities markets generally (e.g., market volatility, including a substa ntial upward or downward movement of the U.S. markets, economic or political news or a natural disaster).

There can be no assurance that a fair valuation used by a Fund on any given day will more accurately reflect the market value of a security or securities than the market price of such security or securities on that day.

Where a last sale price or market quotation for a portfolio security is not readily available, and no independent pricing service furnishes a price, the value of the security used in computing NAV is its fair value as determined in good faith under procedures approved by the Federated Board. Each Federated Fund may use the fair value when, for example: (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed; (2) trading in a portfolio security is suspended and not resumed prior to the normal market close; (3) a portfolio security is not traded in significant volume for a substantial period; or (4) FIMC determines that the quotation or price for a portfolio security provided by a dealer or independent pricing service is inaccurate.  Fair valuation procedures are also used where a significant event affecting the value of a portfolio security is determined to have occurred between the time as of which the price of the portfolio security is determined and the NYSE closing time as of which each Federated Fund’s NAV is computed.

There can be no assurance that a Federated Fund could purchase or sell a portfolio security at the price used to calculate the Federated Fund’s NAV.

Please note that when calculating the value of the Sentinel Funds’ shares with respect to the Reorganizations, the NAV of a Sentinel Fund’s shares will be determined in accordance with the procedures described in the corresponding Federated Fund’s Prospectus and Statement of Additional Information, and in accordance with the Federated Fund’s valuation procedures.  The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities.  While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those us ed by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time.  As a result, the dollar value of a Sentinel Fund’s shareholder’s investment may be lower after the applicable Reorganization than it was before.   The differences between the pricing procedures of and the pricing services used by the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.

DIVIDENDS AND OTHER DISTRIBUTIONS AND TAXATION

Federated Funds.  With respect to the Federated New York Fund and the Federated Municipal Fund, dividends are declared daily and paid monthly.  With respect to the Federated Pennsylvania Fund, dividends are declared and paid monthly.  Unless a shareholder elects cash payments, dividends and/or capital gain distributions will be reinvested automatically in additional shares at NAV. Dividends may also be reinvested without sales charges in shares of any class of any other Federated fund in which a shareholder is already invested.

The Federated Funds send an annual statement of account activity to assist shareholders in completing federal, state, and local tax returns. It is anticipated that Federated Fund distributions will be primarily dividends that are exempt from federal regular income tax, although a portion of the Fund’s dividends may not be exempt.  Dividends may be subject to state and local taxes, although (a) in the case of the Federated New York Fund, dividends will be exempt from the personal income taxes imposed by the state of New York and New York municipalities to the extent they are derived from interest on obligations exempt from such taxes, and (b) in the case of the Federated Pennsylvania Fund, the Fund’s dividends will be exempt from the personal income taxes imposed by the state of Pennsylvania and Pennsylvania municipalities to the extent they are derived from interest on obligations exempt from such taxes. Capital gains and non-exempt dividends are taxable whe ther paid in cash or reinvested in the Fund. Redemptions and exchanges are taxable sales. Please consult your tax adviser regarding your federal, state, and local tax liability.

Sentinel Funds.  The Sentinel Funds distribute their net investment income monthly.  For each Sentinel Fund, distributions of any net realized capital gains for a fiscal year are generally paid in December, following the November 30th fiscal year-end.  Unless a shareholder elects all or any part of dividends and/or capital gains distributions in cash or shares of the same class of another Sentinel Fund, are reinvested in shares of the same Sentinel Fund. Any dividend or distribution of less than $10.00 must be reinvested.

Shareholders pay tax on any dividends (other than “exempt-interest dividends” discussed below) and capital gains distributions from the Sentinel Funds whether they are received in cash, additional shares or shares of another fund. If Sentinel Fund shares are redeemed or exchanged for shares of another Sentinel Fund, any gain on the transaction may be subject to tax.  If a shareholder is neither a lawful permanent resident nor a citizen of the U.S. or is a foreign entity, the Sentinel Funds’ ordinary income dividends will generally be subject to a 30% U.S. withholding tax, unless a lower treaty rate applies.  By law, dividends of ordinary income, capital gains distributions and redemption proceeds are subject to a withholding tax if a taxpayer identification number or social security number is not provided or is incorrect.

The Sentinel Funds will only purchase a tax-exempt or municipal security if it is accompanied by an opinion of counsel to the issuer, which is delivered on the date of issuance of the security, that the interest paid on such security is excludable from gross income for Federal income tax purposes.  Each of these Funds intends to invest a sufficient portion of its assets in municipal bonds and notes to qualify to pay “exempt-interest dividends” to shareholders. These exempt-interest dividends are generally not subject to federal income tax. However, the Sentinel Funds may invest up to 20% of their assets in investments which generate income that is not excludable from gross income for federal income tax purposes as well as investments that may subject certain investors to the federal alternative minimum tax. Most of the income from the Sentinel Tax Free Fund will be subject to any state income tax to which you are subject. Any long-term capital gains distribu ted by these Sentinel Funds will normally be taxable as capital gains. However, gain derived from the sale of municipal bonds purchased at a market discount will be treated as ordinary income for federal income tax purposes rather than capital gain. This rule may increase the amount of ordinary income dividends you receive.

Distributions from the Sentinel New York Fund that are attributable to interest income received from New York municipal bonds will be exempt from New York State and New York City personal income tax, in addition to federal income taxes, for New York State and City residents. Distributions from the Sentinel Pennsylvania Fund that are attributable to interest income received from Pennsylvania municipal bonds will be exempt from Pennsylvania personal income tax, in addition to federal income tax, for Pennsylvania residents.  Distributions from the Sentinel Pennsylvania Fund will be exempt from the Philadelphia School District investment income tax for individual residents of the City of Philadelphia if they are attributable to interest received from Pennsylvania municipal bonds, or if they are capital gain dividends for federal income tax purposes. Shares of the Sentinel Pennsylvania Fund will be exempt from Pennsylvania county personal property taxes to the extent the v alue of such shares is attributable to Pennsylvania municipal bonds and qualifying U.S. government obligations held by the Sentinel Pennsylvania Fund on the annual assessment date.

If the Sentinel New York Fund and the Sentinel Pennsylvania Funds invest in investments other than New York municipal bonds and Pennsylvania municipal bonds, respectively, a portion of their income distributions (or value, in the case of personal property taxes) may be subject to state and local taxes, and possibly federal income tax. The Sentinel Funds will inform shareholders annually as to the portions of their distributions which are exempt-interest dividends and which are exempt from state and local income taxes.

There is a possibility that events occurring after the date of issuance of a security, or after each of the Sentinel Fund’s acquisition of a security, may result in a determination that the interest on that security is, in fact, includable in gross income for federal income tax purposes retroactively to its date of issue.  Such a determination may cause a portion of prior distributions received by shareholders to be taxable to those shareholders in the year of receipt.

This section summarizes some of the consequences under current federal tax law and relevant state and local tax laws of investments in the Funds. It is not a substitute for personal tax advice. Consult your personal tax advisor about the potential tax consequences of an investment in any of the Funds under all applicable tax laws.

LEGAL AND REGULATORY MATTERS

Since October 2003, Federated and related entities (collectively, “Federated entities”), and various Federated mutual funds (“Federated funds”), have been named as defendants in several class action lawsuits now pending in the United States District Court for the District of Maryland. The lawsuits were purportedly filed on behalf of people who purchased, owned and/or redeemed shares of Federated-sponsored mutual funds during specified periods beginning November 1, 1998. The suits are generally similar in alleging that Federated entities engaged in illegal and improper trading practices including market timing and late trading in concert with certain institutional traders, which allegedly caused financial injury to the mutual fund shareholders. These lawsuits began to be filed shortly after the Federated entities’ first public announcement that it had received requests for information on shareholder trading activities in the Federated funds from the SEC, the Office of the New York State Attorney General (“NYAG”), and other authorities. In that regard, on November 28, 2005, the Federated entities announced that they had reached final settlements with the SEC and the NYAG with respect to those matters. Specifically, the SEC and NYAG settled proceedings against three Federated entity subsidiaries involving undisclosed market timing arrangements and late trading. The SEC made findings: that FIMC, an SEC-registered investment adviser to various Federated funds, and Federated Securities Corp., an SEC-registered broker-dealer and distributor for the Federated funds, violated provisions of the Investment Advisers Act and Investment Company Act by approving, but not disclosing, three market timing arrangements, or the associated conflict of interest between FIMC and the funds involved in the arrangements, either to other fund shareholders or to the funds’ board; and that Federated Shareholder Services Company, formerly an SEC-registered transfer agent, failed to prevent a customer and a Federated entity employee from late trading in violation of provisions of the Investment Company Act. The NYAG found that such conduct violated provisions of New York State law. The Federated entities entered into the settlements without admitting or denying the regulators’ findings. As the Federated entities previously reported in 2004, it has already paid approximately $8.0 million to certain funds as determined by an independent consultant.  As part of these settlements, the Federated entities agreed to pay disgorgement and a civil money penalty in the aggregate amount of an additional $72 million and, among other things, agreed that it would not serve as investment adviser to any registered investment company unless (i) at least 75% of the Federated fund’s directors are independent of the Federated entities, (ii) the chairman of each such Federated fund is independent of the Federated entities, (iii) no action may be taken by the Fed erated fund’s board or any committee thereof unless approved by a majority of the independent trustees of the Federated fund or committee, respectively, and (iv) the Federated fund appoints a “senior officer” who reports to the independent trustees and is responsible for monitoring compliance by the Federated fund with applicable laws and fiduciary duties and for managing the process by which management fees charged to a fund are approved. The settlements are described in the Federated entities’ announcement which, along with previous press releases and related communications on those matters, is available in the “About Us” section of the Federated entities’ website at www.FederatedInvestors.com.

Federated and various funds have also been named as defendants in several additional lawsuits, the majority of which are now pending in the United States District Court for the Western District of Pennsylvania, alleging, among other things, excessive advisory and Rule 12b-1 fees.  The Board of the Federated funds has retained the law firm of Dickstein Shapiro LLP to represent the Federated funds in these lawsuits. The Federated entities and the Federated funds, and their respective counsel, are reviewing the allegations and intend to defend this litigation. Additional lawsuits based upon similar allegations may be filed in the future. The potential impact of these lawsuits, all of which seek unquantified damages, attorneys’ fees, and expenses, and future potential similar suits is uncertain. Although we do not believe that these lawsuits will have a material adverse effect on the Federated funds, there can be no assurance that these suits, ongoing adverse publici ty and/or other developments resulting from the regulatory investigations will not result in increased Federated fund redemptions, reduced sales of Federated fund shares, or other adverse consequences for the Federated funds.

INFORMATION RELATING TO THE REORGANIZATIONS

DESCRIPTION OF THE REORGANIZATIONS

The following summary is qualified in its entirety by reference to each Plan of Reorganization found in Exhibit A.

Each Plan of Reorganization provides for a Reorganization to occur on the Closing Date, which is expected to be on or about October 13, 2006 or such other date(s) as the parties may agree to in writing (the “Closing Date”).  Each Plan of Reorganization provides that the assets of an applicable Sentinel Fund  (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations), will be transferred to the corresponding Federated Fund as of 4:00 p.m. Eastern time on the Closing Date of the Reorganization (the “Effective Time”).  In exchange for the transfer of these assets, the applicable Federated Fund will simultaneously issue a number of full and fractional Class A shares of the applicable Federated Fund to the applicable Sentinel Fund equal in value to the NAV of the Class A shares of such Sentinel Fund as of the Effective Time of the Reorganization.

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Following the transfer of assets  (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations), in exchange for the applicable Federated Fund’s Class A shares, the applicable Sentinel Fund will distribute all the Federated fund shares pro rata to its Class A shareholders of record in complete liquidation of the Sentinel Fund.  A shareholder of each Sentinel Fund owning shares as of the Effective Time of the Reorganization will receive a number of Class A shares in the corresponding Federated Fund with the same aggregate value as the shareholder had in the Class A shares of the applicable Sentinel Fund immediately before the Effective Time of the Reorganization.  This will be accomplished by the establishment of accounts in the names of the shareholders of each Sentinel Fund on the share records of the corresponding Federated Fund’s transfer agent.  Each account will represent the respectiv e pro rata number of full and fractional shares of each Federated Fund due to the shareholders of the corresponding Sentinel Fund.  The Federated Funds will not issue share certificates to shareholders.  Shares of each Federated Fund to be issued will have no preemptive or conversion rights.  The issued and outstanding shares of the Sentinel New York Fund and Sentinel Tax Free Fund will be cancelled and returned to the status of authorized but unissued shares of the Corporation, and the Sentinel New York Fund and Sentinel Tax Free Fund will then be terminated.  The Sentinel Pennsylvania Fund also will terminate.  No sales charges or redemption fees will be imposed in connection with any Reorganization.

Please note that when calculating the value of the Sentinel Funds’ shares with respect to the Reorganizations, the NAV of a Sentinel Fund’s shares will be determined in accordance with the procedures described in the corresponding Federated Fund’s Prospectus and Statement of Additional Information, and in accordance with the Federated Fund’s valuation procedures.  The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Federated Funds, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities.  While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those us ed by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of an applicable Sentinel Fund prior to such time.  As a result, the dollar value of a Sentinel Fund’s shareholder’s investment may be lower after the applicable Reorganization than it was before.   The differences between the pricing procedures of and the pricing services used by the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization, although it is possible this could not occur.

If a Reorganization is approved, the applicable Sentinel Fund will close a few days prior to the Closing Date.  All purchases received for additional investment in a Sentinel Fund after the Meeting, but before the Effective Time on the Closing Date, which settle prior to the Effective Time on the Closing Date, will be deposited into such Sentinel Fund.  Active automatic investment plans that currently purchase shares in a Sentinel Fund will be converted so that they automatically invest shares in the corresponding Federated Fund after the Reorganization is complete. Active systematic withdrawal plans that currently redeem shares from a Sentinel Fund will be converted so that they automatically redeem shares from the corresponding Federated Fund after the Reorganization. Any other investments directed to a Sentinel Fund after the Reorganization is complete may be invested in the Class A shares of the Sentinel U.S. Treasury Money Market Fund or SASI may return the investment.  If you have any questions or concerns about these account options, please contact your financial advisor or call 1-800-282-3863 prior to the Reorganization.

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Each Plan of Reorganization contains customary representations, warranties, and conditions.  Each Plan of Reorganization provides that the consummation of the applicable Reorganization is conditioned upon, among other things:  (i) approval of that Reorganization by the shareholders of the applicable Sentinel Fund; and (ii) receipt by the Sentinel Funds of a tax opinion to the effect that each Reorganization will be tax free for federal income tax purposes to each Fund and the shareholders of each Sentinel Fund.  Any Plan of Reorganization may be terminated with respect to any one or all of the Reorganizations if, on or before the Closing Date, any of the required conditions have not been met or if the representations and warranties are not true or, if at any time before the Effective Time, the Sentinel Board or the Federated Board determines that the applicable Reorganization is not in the best interests of the shareholders of the applicable Sentinel Fund or applicable Federated Fund, respectively.

AGREEMENT AMONG FEDERATED AND SAM

 Federated and/or its affiliates entered into an Agreement with SAM and/or its affiliates dated June 20, 2006 (“Purchase Agreement”) regarding the sale by SAM to Federated of certain assets relating to SAM’s business of providing investment advisory and investment management services to the Sentinel Funds, SAM’s and its affiliates’ cooperation in connection with the Reorganizations, the payment of transaction expenses, and related matters.  The sale of such assets, and certain other obligations of the parties, is contingent upon shareholder approval of all three of the Reorganizations, among other things.  Assuming shareholder approval is obtained, and the other conditions in the Purchase Agreement and an applicable Plan of Reorganization are met, shareholders of the applicable Sentinel Fund will become shareholders of a corresponding Federated Fund.  If this occurs, SAM is expected to receive compensation under the Purch ase Agreement at closing and over a period of two years contingent upon the assets of the successors to the Sentinel Funds.

Under the Purchase Agreement, Federated has agreed that, for the minimum time periods specified in Section 15(f) of the 1940 Act and subject to compliance with its fiduciary duties, to use commercially reasonable efforts to cause the Federated Board to take (or refrain from taking, as the case may be) such actions as are necessary to ensure that: (i) at least 75% of the Federated Board are not “interested persons” (as that term is defined in the 1940 Act) of the Federated Funds’ investment adviser or any interested person; (ii) no “unfair burden” (as that term is defined in Section 15(f)(2)(B) of the 1940 Act) is imposed as a result of each Reorganization; and (iii) each vacancy on the Federated Board is filled by a person who is not an interested person of the Federated Funds’ investment adviser so as to comply with Section 15(f) of the 1940 Act and has been selected and proposed for election by a majority of the Board who are not interested persons. Federated may elect, in lieu of the covenants set forth in the preceding sentence, to apply for and obtain an exemptive order under Section 6(c) of the 1940 Act from the provisions of Section 15(f)(1)(A) of the 1940 Act, in form and substance reasonably acceptable to the Adviser.

It also is anticipated that Equity Services, Inc. ("ESI"), a retail broker-dealer under common ownership with SAM, may, under agreements with one or more subsidiaries of Federated, be entitled to receive servicing and/or account administration fees on shareholder accounts for which it serves as the broker or dealer of record and performs services.  Such fees will be in an aggregate annual amount not to exceed 0.25% on the NAV of the shares of the Federated Funds that are held by shareholders.  However, ESI would no longer receive fees from the Sentinel Funds, SASI and/or SFSC with respect to those accounts.  For more information with respect to applicable arrangements for the payment of servicing and/or account administration fees, see "Fees and Expenses" above.

COSTS OF THE REORGANIZATIONS

SAM, Federated and/or their affiliates have agreed to share certain expenses incurred in connection with the Reorganization, including any costs associated with preparing, filing, printing, and mailing this Proxy Statement/Prospectus and soliciting shareholder votes.

Any registration or licensing fee will be borne by the Federated Fund incurring such fee.  Any brokerage charges associated with the disposition of securities in the ordinary course of business by the Federated Funds, after the Reorganizations of securities acquired by the Federated Funds from the Sentinel Funds, will be borne by the Federated Funds.

FEDERAL INCOME TAXES

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The reorganization of each Sentinel Fund with and into the corresponding Federated Fund is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization under Section 368(a)(1) of the Internal Revenue Code of 1986 and the Federated Funds and the Sentinel Funds each are intended to be a “party to a reorganization” within the meaning of Section 368(b) of the Internal Revenue Code of 1986.  If each Reorganization so qualifies, no gain or loss will be recognized by an applicable Federated Fund attributable to its receipt of the applicable Sentinel Fund’s assets solely in exchange for the applicable Federated Fund’s Class A shares as a result of the applicable Reorganization; no gain or loss will be recognized by an applicable Sentinel Fund upon the transfer of its assets  (other than the assets of the applicable Sentinel Fund reserved to discharge its known liabilities and obligations), to the applicable Federated Fund sole ly in exchange for the applicable Federated Fund’s Class A shares as a result of the applicable Reorganization, or upon the distribution of the applicable Federated Fund’s Class A shares to the applicable Sentinel Fund’s shareholders in exchange for their Sentinel Fund Class A shares; no gain or loss will be recognized by shareholders of an applicable Sentinel Fund upon exchange of their Sentinel Fund Class A shares for the applicable Federated Fund’s Class A shares; the tax basis of the assets of the applicable Sentinel Fund acquired by the applicable Federated Fund will be the same as the tax basis of such assets to the applicable Sentinel Fund immediately prior to the applicable Reorganization; the aggregate tax basis of Federated Fund Class A shares received by each shareholder of the Sentinel Funds pursuant to a Reorganization will be the same as the aggregate tax basis of the corresponding Sentinel Fund’s shares held by the shareholder immediately prior to the applicable Reorga nization; the holding period of the applicable Sentinel Fund’s assets in the hands of the applicable Federated Funds will include the period during which those assets were held by the applicable Sentinel Fund; and the holding period of Federated Fund shares received by each shareholder of the Sentinel Funds pursuant to a Reorganization will include the period during which the Class A shares of the applicable Sentinel Fund exchanged therefor were held by such shareholder, provided that such shares were held as capital assets on the date of the applicable Reorganization.  As a result of the Reorganization, each Federated Fund will succeed to the tax attributes of the corresponding Sentinel Fund, subject to limitations that could limit the amount of the capital loss carryforwards from periods before the Reorganization that would be available to offset gains after the Reorganization.  The Sentinel Funds are not currently expected to have any capital loss carryforwards on the Closing Date.

As a condition to the closing of each Reorganization, the Funds will receive an opinion from tax counsel on these points for federal income tax purposes and on the basis of the existing provisions of the Internal Revenue Code of 1986, current administrative rules and court decisions.  The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.  No tax ruling from the Internal Revenue Service regarding any of the Reorganizations has been or will be requested.

In addition, prior to the Closing Date, each Sentinel Fund will declare a dividend, and distribute ordinary income and realized capital gains, if any, which together with all previous dividends, will have the effect of distributing to such Sentinel Fund’s shareholders all of its investment company taxable income for all taxable years to and including the Closing Date, all of its interest income excludable from gross income under Section 103(a) of the Code in excess of its deductions disallowed under Sections 265 and 171(a)(2) of the Internal Revenue Code, and all of its net capital gains realized in all taxable years to and including the Closing Date (after deduction for any capital loss carryforward). Although each Reorganization is intended to qualify as tax free for U.S. federal income tax purposes, any dividend paid by a Sentinel Fund may result in taxable income to the Fund’s shareholders.

Shareholders of the Sentinel Funds should consult their tax advisors regarding the effect, if any, of their Sentinel Fund’s Reorganization in light of their individual circumstances.  Moreover, because the foregoing discussion only relates to the federal income tax consequences of each Reorganization, those shareholders also should consult their tax advisors about foreign, state and local tax consequences, if any, of the applicable Reorganization.

The Reorganizations will not require any Sentinel Fund to dispose of a material portion of its portfolio securities prior to the Reorganization due to non-conformance of those securities with the investment objectives, policies or limitations of the corresponding Federated Fund, nor will the Reorganizations require any Federated Fund to sell acquired portfolio securities, other than in the ordinary course of business, in order to rebalance its portfolio to comply with the Prospectus limitations of the applicable Federated Fund.

FEDERATED FUND SHARES AND CAPITALIZATION

Federated Fund Class A shares to be issued to shareholders of the Sentinel Funds under a Plan of Reorganization will be fully paid and non-assessable when issued, transferable without restriction and will have no preemptive or conversion rights.  Reference is hereby made to the Prospectuses of the Federated Funds for additional information about the Federated Fund Class A shares.

The following table sets forth, as of July 20, 2006: (a) the unaudited capitalization of the Class A shares of each Fund and (b) the unaudited pro forma combined capitalization of each of the share classes assuming each Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Sentinel New York Fund	$27,738,492	2,320,245	$11.95
Federated New York Fund - Class A Shares	$26,290,720	2,489,643	$10.56
Adjustment	$(19,485)1	304,661
Pro Forma – Federated New York Fund - Class A Shares	$54,009,727	5,114,549	$10.56

Sentinel Pennsylvania Fund	$21,949,162	1,762,282	$12.45
Federated Pennsylvania Fund - Class A Shares	$260,742,411	22,633,407	$11.52
Adjustment	$(36,340)1	139,873
Pro Forma – Federated Pennsylvania Fund- Class A Shares	$282,655,233	24,535,562	$11.52

Sentinel Tax Free Fund	$42,832,816	3,497,518	$12.25
Federated Municipal Fund - Class A Shares	$425,771,765	40,508,319	$10.51
Adjustment	$(8,030)1	577,512
Pro Forma – Federated Municipal Fund - Class A Shares	$468,596,551	44,582,989	$10.51

(1) The investment valuation numbers were determined by valuing the portfolios of both the Federated Funds and the Sentinel Funds using the valuation procedures and pricing services of the Federated Funds as required under the applicable Plan of Reorganization, and assuming that each proposed Reorganization of the Sentinel Funds with and into the Federated Funds has taken place.  The investment valuation adjustment is necessary because the valuation procedures and pricing services of the Sentinel Funds differ in certain important respects from the valuation procedures and pricing services of the Federated Funds.  The Federated Funds and the Sentinel Funds generally value fixed income securities according to prices furnished by an independent pricing service. For the Sentinel Funds, the mean between the bid and the asked price is used for valuation of fixed income securities. For the Federated Funds, prices furnished by an indep endent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. While the valuation procedures and pricing services used by the Federated Funds are comparable in many respects to those used by the Sentinel Funds, differences may result in individual securities having lower values at the valuation time than was used to calculate the NAV of the Sentinel Funds prior to such time.   As a result, the dollar value of a Sentinel Fund’s shareholder’s investment may be lower after the proposed Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the NAV per share of the Sentinel Funds at the time of the proposed Reorganization, although it is possible this could not occur.  As indicated above, the investment valuation and adjustment numbers shown above were determined as if each proposed Reorganization had taken place; the actual valuation and adjustment numbers, if any, may be lower or higher on the actual date on which each proposed Reorganization occurs.

REASONS FOR THE REORGANIZATIONS

At a meeting held on June 8, 2006, the Sentinel Board reviewed each proposed Reorganization.  The Sentinel Board received detailed information, including materials describing each Reorganization in terms of net assets, current and pro forma expenses, performance, and comparative investment objectives and principal investment strategies.

After consideration, the Sentinel Board, including the Independent Directors/Trustees, approved submission of each proposed Reorganization to shareholders of each Sentinel Fund, concluding that participation in the Reorganization is in the best interests of the Sentinel Funds and its shareholders and that the interests of existing shareholders of the Sentinel Funds will not be diluted as a result of each Reorganization.  In reviewing the proposed Reorganizations, the Sentinel Board considered:

•

Although pro forma gross expenses ratios for each Federated Fund were higher than that of the corresponding Sentinel Fund, pro forma net expense ratios after voluntary waivers for each Federated Fund projected a reduction from the expense ratio reported by the corresponding Sentinel Fund at the last fiscal year end;

•

The capabilities, practices and resources of FIMC and the Federated Family of Funds;

•

That the investment objectives and principal investment strategies of each Sentinel Fund and its corresponding Federated Fund were compatible;

•

The better overall historical investment performance records of the Federated Funds;

•

The substantially larger asset base of the Federated Funds;

•

That each Plan of Reorganization requires the transfer of each Sentinel Fund’s assets in exchange for shares of the corresponding Federated Fund to be at NAV and, in this regard, the terms of each Reorganization do not involve overreaching on the part of any person concerned;

•

That each Reorganization is expected to qualify for U.S. federal income tax purposes as a tax-free reorganization and, if the Reorganizations so qualify, shareholders of each Sentinel Fund will not recognize a gain or loss for federal income tax purposes as a result of the Reorganization (although, each Sentinel Fund will declare a dividend and distribute ordinary income and realized capital gains, if any, just prior to the Reorganization, which may result in taxable income to the Fund’s shareholders);

•

That the Reorganizations are not expected to result in the loss of favorable tax attributes, such as capital loss carryforwards, for any Sentinel Fund;

•

The differences in valuation policies and pricing services of the Federated Funds and the Sentinel Funds, including the possibility that these differences may negatively impact the NAV per share of the Sentinel Funds at the time of the Reorganization;

•

That SAM and its affiliates are expected to receive compensation in connection with the transaction, but that neither the Sentinel Funds nor the Federated Funds would incur the costs associated with the Reorganizations; and

•

The viability of the Sentinel Funds absent approval of the proposed Reorganizations, including alternatives to the Reorganizations such as combining with different funds or liquidating the Funds.

BASED ON THIS INFORMATION, THE SENTINEL BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH SENTINEL FUND VOTE “FOR” THEIR FUND’S REORGANIZATION.

SHAREHOLDER RIGHTS

The Corporation and the Federated Municipal Fund were each organized as a Maryland corporation on December 5, 1933 and September 10, 1976, respectively.  The Corporation and the Federated Municipal Fund are each governed by its Charter and Bylaws, as each may be supplemented or amended from time to time, and applicable Maryland law.

The Sentinel Pennsylvania Fund was organized as a Pennsylvania Trust on July 24, 1986.  The Sentinel Pennsylvania Fund is governed by its Declaration of Trust and Code of Regulations, as each may be supplemented or amended from time to time, and applicable Pennsylvania law.

The Trust was organized under the laws of The Commonwealth of Massachusetts on August 6, 1990.  The Trust is governed by its Declaration of Trust and Bylaws, as each may be supplemented or amended from time to time, and applicable Massachusetts law.

The chart set forth below describes the significant rights of shareholders of the Funds.

Category	Corporation	Sentinel Pennsylvania Fund	Trust	Federated Municipal Fund
Authorized Shares

Authorized to issue 1,900,000,000 shares of common stock, $0.01 par value per share.  20,000,000 shares are classified and designated as Class A shares of the Sentinel New York Fund.   25,000,000 shares are classified and designated as Class A shares of the Sentinel Tax Free Fund.  The remaining shares are classified and designated as other series and classes of the Corporation.  Class A shares of the Corporation have no conversion, preemptive or subscription rights.

Authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares.  Currently, the Fund offers only Class A shares, which have no conversion, preemptive or subscription rights.

Authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Trust consists of eight separate investment series offering up to three classes of shares: Class A shares, Class B Shares and Class F Shares. The three classes differ with respect to sales charges, minimum investment requirements, distribution fees and shareholder serving costs.

Authorized to issue one billion (1,000,000,000) shares of common stock, par value $0.01 per share.  The aggregate par value of all shares which the Federated Municipal Fund is authorized to issue is $10,000,000. The authorized shares are classified as 375,000,000 shares of the Class A shares, 375,000,000 shares of the Class C Shares, and 250,000,000 shares of the Class B Shares.

Voting Rights

Each outstanding share is entitled to either, in the discretion of the Board, (a) one vote for each dollar of net asset value per share or (b) one vote for each share on each matter submitted to a vote at a meeting of stockholders.

		Stock holders are entitled to one vote for each full share, and a proportionate fractional vote for each fractional share on each matter submitted to a vote at a meeting of shareholders.	Each whole share shall be entitled to one vote as to any matter which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.	Each whole share shall be entitled to one vote as to any matter which it is entitled to vote, and each fractional share shall be entitled to a proportionate fractional vote.
Shareholder Meetings

Is not required to hold an annual shareholder meeting if election of Directors is not required to be acted upon under the 1940 Act.

The Chair, President, Chief Executive Officer, Sentinel Board or stockholders entitled to cast not less than 25% of all the votes entitled to be cast at such meeting may call a special meeting.

Is not required to hold annual meetings.

Meetings may be called by the Trustees and shall be called by the Trustees upon the written request of holders of at least ten (10) percent of the outstanding shares entitled to vote.

Is not required to hold annual meetings, but may hold special meetings under certain circumstances.

A special meeting may be called at any time by the Trustees by the Chief Executive Officer of the Trust, or by shareholders holding at least 10% of the shares then outstanding.

Is not required to hold an annual shareholder meeting if election of Directors is not required to be acted upon under the 1940 Act.

Special meetings shall be called at any time by the Chairman, by the Board of Directors, or by request of shareholders owning at least 10% of the shares entitled to be voted at such meetings.

Election & Term of Directors/Trustees

If necessary, Directors are elected at the annual shareholder meeting or a special meeting held for that purpose. If no annual meeting is required to be held, Directors are elected at the next annual meeting held.  Each Director holds office until a successor has been duly elected and qualifies, or until earlier death, removal, retirement or resignation.

Trustees hold office until termination of the Trust or until a successor is elected and qualified. Except in the case of vacancies, Trustees are elected by the shareholders.  Trustees may be removed by at least two-thirds of the Trustees.  A Trustee who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees.  The term terminates at death, resignation, bankruptcy, removal or adjudicated incompetency.

Trustees are elected by shareholders.  Trustees hold office until their successors are duly elected and qualified, or until their death, resignation, retirement, removal or mental or physical incapacity.  A Trustee may be removed at any time by written  instrument signed by at least two-thirds (or, in the case of retirement or mental or physical incapacity), a majority of the Trustees then  in  office  or  by a  vote  of  shareholders  holding  two-thirds  of  the then outstanding shares.  In the case of death, resignation, retirement, removal or mental or physical incapacity or in the case of a vacancy for any other reason, a new Trustee may be appointed by a written instrument signed by at least a majority of the remaining Trustees then in office.

Directors are elected by shareholders at the Annual Meeting.  Each Director holds office until the next Annual Meeting or until the election and qualification of his successor, unless such director resigns or is removed earlier.  Directors may resign at any time or be removed at a special meeting by the vote of a majority of all shares entitled to vote at such meeting.  In the case of a vacancy, a new Director may be appointed by a majority of the remaining Directors then in office.

Shareholder Liability	Maryland law provides that shareholders of a corporation are generally not liable for the corporation’s debts and obligations.	The Declaration of Trust provides, in part, shareholders are not personally liable for the acts or obligations of the Trust; and must be indemnified for the obligations of the Trust.

The Declaration of Trust provides that shareholders are not personally liable for any debt, claim, action, demand, suit, proceeding, judgment, decree, liability or obligation or any kind against or with respect to the Trust; provided, however, Massachusetts law provides that, shareholders may be held personally liable for the obligations of the Trust under certain circumstances. The Declaration of Trust  provides for  indemnification  out of  the  Fund’s  property  of  any  shareholders  held personally liable for the obligations of the Trust.

Maryland law provides that shareholders of a corporation are generally not liable for the corporation’s debts and obligations.
Director/Trustee Liability

Under the Charter, current and former Directors are generally indemnified to the fullest extent of Maryland law absent willful misfeasance, bad faith, gross negligence or reckless disregard of the duties.  The Corporation may also advance reasonable expenses under certain conditions.

The Corporation also maintains directors’ liability insurance, and has contractually agreed to indemnify, and advance expenses to the Independent Directors under certain circumstances.

The Trustees generally are not personally liable for any obligation of the Fund.

The Fund also maintains directors’ liability insurance, and has contractually agreed to indemnify, and advance expenses to the Independent Directors under certain circumstances.

The Trustees generally are not personally liable for any of the Trust but liable for their willful misfeasance, bad faith, gross negligence or reckless disregard in connection with their duties.  The Trust will indemnify Trustees against all liabilities and expenses, except for those arising from the Trustee’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty.

The Articles provide that the Corporation will indemnify the Directors to the extent permitted under Maryland law.  Maryland law makes Directors immune from liability to the extent they perform their duties (1) in good faith, (2) in a manner the Director reasonably believes to be in the best interests of the Fund and (3) with the care of an ordinary prudent person under similar circumstances.

The foregoing is only a summary of certain rights of shareholders of the Corporation, Sentinel Pennsylvania Fund, Trust and Federated Municipal Fund under their governing documents and applicable law and is not a complete description of provisions contained in those sources.  Shareholders should refer to the provisions of those documents directly for a more thorough description.

MORE INFORMATION ABOUT THE FUNDS

Additional information about each Federated Fund, including information concerning operations and management of the Federated Fund, is included in the Prospectus and Statement of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented.  Copies of the Federated Funds’ Prospectuses and Statements of Additional Information are available upon request and without charge by writing to the Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

Information about each Sentinel Fund is included in the Funds’ Prospectus and Statement of Additional Information dated March 30, 2006, as they may be further amended and/or supplemented, which are incorporated by reference into this Proxy Statement/Prospectus.  The Sentinel Funds’ Prospectuses and Statement of Additional Information are available upon request and without charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604 or by calling toll-free at 1-800-282-3863.   They have also been filed with the SEC.

The Trust, on behalf of the Federated New York Fund and Federated Pennsylvania Fund, and the Federal Municipal Fund, are subject to the informational requirements of the Securities Act of 1933, as amended (“1933 Act”), the Securities Exchange Act of 1934, as amended (“1934 Act”), and the Investment Company Act of 1940, as amended (“1940 Act’), and in accordance therewith file reports and other information with the SEC.  Reports, proxy and information statements and other information filed by the Federated Funds can be obtained by calling or writing the Federated Funds, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC in Washington, DC located at Room 1580, 100 F. Street, N.E., Washington DC 20549, or the SEC’s regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at Citicorp Center, Suite 1400, 500 West Madison Street, Chicago, Illinois  60 661, or obtained electronically from the EDGAR database on the SEC’s website (www.sec.gov).

This Proxy Statement/Prospectus, which constitutes part of Registration Statements filed by the Trust, with respect to the Federated New York Fund and Federated Pennsylvania Fund, and the Federated Municipal Fund with the SEC under the 1933 Act omits certain of the information contained in the Registration Statements.  Reference is hereby made to the Registration Statements and to the exhibits thereof for further information with respect to the Federated Funds and the shares offered thereby.  Statements contained herein concerning the provisions of documents are necessarily summaries of such documents, and each such statement is qualified in its entirety by reference to the copy of the applicable documents filed with the SEC.

The Corporation, on behalf of the Sentinel New York Fund and the Sentinel Tax Free Fund, and the Sentinel Pennsylvania Fund are subject to the informational requirements of the 1933 Act, the 1934 Act and the 1940 Act, and in accordance therewith file reports and other information with the SEC.  Reports, the proxy and information statements, and other information filed by the Sentinel Funds can be obtained by calling or writing the Sentinel Funds, or can also be inspected and copied by the public at the public reference facilities maintained by the SEC at the address listed above or at the SEC’s regional offices in New York and Chicago at the addresses listed above, or can be obtained electronically from the SEC’s website (www.sec.gov).

SENTINEL BOARD RECOMMENDATION

The Sentinel Board recommends that you vote “FOR” the Reorganization of your Fund.

VOTING MATTERS

GENERAL INFORMATION

This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Sentinel Board in connection with the Meeting.  It is expected that the solicitation of proxies will be primarily by mail.  The solicitation may also include e-mail, telephone, facsimile, Internet, or oral communications by certain employees of SAM or an affiliate, who will not be paid for these services. Brokers and other nominees may be reimbursed for their reasonable expenses in communicating with the person(s) for whom they hold shares of a Sentinel Fund.

VOTING RIGHTS AND REQUIRED VOTE

Shareholders of each Sentinel Fund on the record date are entitled to one vote for each full share, and a proportionate fractional vote for each fractional share held on the record date.  All Classes of each Sentinel Fund will vote together as one class on each Reorganization.  One-third of all votes entitled to be cast of each of the Sentinel New York Fund and Sentinel Tax Free Fund, present in person or by proxy, constitutes a quorum for that Sentinel Fund.  A majority of all votes entitled to be cast of the Sentinel Pennsylvania Fund, present in person or by proxy, constitutes a quorum for that Sentinel Fund.  Approval of each Reorganization requires the affirmative vote of a majority of votes entitled to be cast by the applicable Sentinel Fund.  Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Secretary of the Corporation a written notice of revocation, or a later dated proxy or by attending t he Meeting and voting in person.

Shares represented by a properly executed proxy will be voted in accordance with the instructions on the proxy, or if no instructions are provided, the shares will be voted “FOR” the approval of the Reorganization.  It is not anticipated that any matters other than the approval of each Reorganization will be brought before the Meeting.  Any other matters properly brought before the Meeting will be voted in the discretion of the persons named as proxies.  For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions will be treated as shares that are present but which have not been voted.  For this reason, abstentions will have the effect of a vote against the applicable Reorganization.  Broker non-votes are not expected to be generated and, therefore, will have no effect.

If sufficient votes in favor of each Reorganization set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the affirmative vote of a majority of votes cast at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting without further notice.  The Sentinel New York Fund and Sentinel Tax Free Fund may adjourn to a date not more than 120 days after the Record Date (as defined below) for the Meeting.   The Sentinel Pennsylvania Fund may adjourn until a quorum is obtained.  Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present.  By returning the enclosed form of proxy, you are authorizing the persons named on the proxy to vote in their discretion on any matter that properly comes before the Special Meeting.  Therefore, whether you instruct a vote for or against a Reorganization or instruct the proxy to abstain from voting on a Reorganization, those persons will be authorized and are expected to vote in favor of an adjournment if sufficient votes in favor of a Reorganization are not received by the time scheduled for the Special Meeting.

RECORD DATE AND OUTSTANDING SHARES

Only shareholders of record of a Sentinel Fund at the close of business on the NYSE on July 7, 2006 (“Record Date”) are entitled to notice of and to vote at the Meeting and at any postponement or adjournment thereof.  At the close of business on the NYSE on the Record Date, there were 2,346,056.985 shares of the Sentinel New York Fund, 1,809,374.727 shares of the Sentinel Pennsylvania Fund and 3,550,695.355 shares of the Sentinel Tax Free Fund outstanding and entitled to vote at the Meeting.

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

Sentinel Funds

As of the Record Date, the current officers and Directors/Trustees of the Sentinel Funds in the aggregate beneficially owned less than 1% of the Class A shares of each Sentinel Fund.

As of the Record Date, American Guaranty & Trust Company, a subsidiary of the National Life Holding Company PO Box 15627, Wilmington, DE, 19850-5627, owned of record and beneficially 5% or more of the outstanding shares of the Sentinel Tax Free Fund:

Fund	Number of Shares	Percentage of Fund
Sentinel Tax Free Fund	191,534.044	5.39%

If the Reorganization of the Sentinel Tax Free Fund had occurred on the Record Date, National Life Holding Company and its affiliates collectively would have owned 0.43%% the Federated Municipal Fund’s Class A shares.

National Life Insurance Company and SAM are a wholly owned subsidiary of NLV Financial Corporation, which is a wholly owned subsidiary of National Life Holding Company.  SASI is a wholly owned subsidiary of SAM.  SFSC is a partnership of (1) SAM and (2) Sentinel Financial Services, Inc., a wholly owned subsidiary of SAM.

As of the Record Date, no other shareholder owned of record, or was known by to own beneficially, as much as 5% of the voting stock of any class of the Sentinel Pennsylvania Fund and the Sentinel Tax Free Fund, except as set forth below:

Fund/Class	Shareholder	Number of Shares	Percent of Outstanding
Sentinel New York Fund	NFS LLC FEBO F&M Associates c.o F C Properties 500 N Broadway Street 103 Jericho NY 11753-2111	323,463.140	13.79%
	Pershing LLC P. O. Box 2052 Jersey City, NJ 07303-2052	332,058.413	14.15%

As of the Record Date, the current officers and directors/trustees of the Federated Funds in the aggregate beneficially owned less than 1% of the shares of each Federated Fund.

As of the Record Date, the following persons owned of record and beneficially 5% or more of the outstanding shares of each Federated Fund:

Fund/Class	Shareholder	Number of Shares	Percent of Outstanding
Federated New York Fund – Class A shares	Pershing LLC P. O. Box 2052 Jersey City, NJ 07303-2052	404,349.746	16.44%
	MLPF&S 4800 Deer Lake Drive, East 2nd Floor Jacksonville, FL 32246-6484	332,391.0910	13.52%
	Charles Schwab & Co. Inc. 101 Montgomery Street San Francisco, CA 94104-4151	138,845.7190	5.65%
	Turner and Company 52 S Broad Street Norwich, NY 13815-1646	132,874.530	5.40%
Federated Pennsylvania Fund – Class A shares	SEI Private Trust Co. One Freedom Valley Drive Oaks, PA 19456	3,530,204.007	15.53%
	Hilliard Lyons Special Custody P.O. Box 32760 Louisville, KY 40232-2760	1,977,885.309	8.70%
	Pershing LLC P. O. Box 2052 Jersey City, NJ 07303-2052	1,402,185.351	6.17%
	MLPF&S 4800 Deer Lake Drive, East 2nd Floor Jacksonville, FL 32246-6484	1,323,305.976	5.82%
Federated Municipal Fund – Class A shares	Edward Jones & Co. 201 Progress Pkwy Maryland Hts, Mo 63043-3009	3,899,745.7020	9.56%

Any person owning more than 25% of a Fund’s shares may be considered a “controlling person” of the Fund. Accordingly, a controlling person’s vote could have a more significant effect on matters presented to shareholders for approval than the vote of other Fund shareholders.

OTHER BUSINESS AND DISCRETION OF NAMED PROXIES

The Sentinel Funds are not required, and do not intend, to hold regular annual meetings of shareholders.  Shareholders wishing to submit proposals for consideration for inclusion in the Proxy Statement/Prospectus for the next meeting of shareholders should send their written proposals to the Sentinel Funds, at One National Life Drive, Montpelier, Vermont 05604, so that they are received within a reasonable time before any such meeting.

The Sentinel Board knows of no other business to be brought before the Meeting.  However, if any other matters properly come before the Meeting, including any question as to the adjournment or postponement of the Special Meeting, proxies will be voted in the discretion of the persons named in the enclosed form of proxy in the interests of the Sentinel Funds.

SHAREHOLDER INQUIRIES

Shareholder inquiries about the Funds may be addressed to the Sentinel Funds at One National Life Drive, Montpelier, Vermont 05604.

WHETHER OR NOT YOU EXPECT TO BE PRESENT AT THE MEETING, WE ENCOURAGE YOU TO AUTHORIZE YOUR VOTE BY PROXY.  YOU MAY AUTHORIZE YOUR VOTE BY PROXY BY CALLING THE PHONE HUMBER LISTED ON YOUR PROXY CARD OR COMPLETING, SIGNING, DATING AND RETURNING THE PROXY CARD USING THE ENCLOSED POSTAGE PREPAID ENVELOPE.

By Order of the Sentinel Board of Directors/Trustees,

Kerry A. Jung

Secretary

Sentinel Group Funds, Inc.

Sentinel Pennsylvania Tax-Free Trust

Montpelier, Vermont

August 4, 2006

Annex A

SUMMARY OF INVESTMENT LIMITATIONS

The following chart contains a summary of the fundamental and non-fundamental investment limitations of each Fund. A policy that is fundamental may not be changed without shareholder approval.

INVESTMENT LIMITATIONS
FEDERATED NEW YORK FUND	SENTINEL NEW YORK FUND
Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Borrowing Money (fundamental)

The Fund may not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (fundamental) The Fund may not deal in real estate.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (fundamental) The Fund may not act as an underwriter of securities issued by others.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending The Fund has no corresponding limitation.
Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Commodities The Fund has no corresponding limitation.

Concentration (fundamental)
The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Concentration The Fund has no corresponding limitation.

FEDERATED NEW YORK FUND	SENTINEL NEW YORK FUND

Restricted and Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

Restricted and Illiquid Securities (fundamental) The Fund may not invest in illiquid and restricted securities.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchases on Margin (fundamental) The Fund may not purchase securities on margin.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge, or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets The Fund has no corresponding limitation.
Affiliate Purchases and Sales The Fund has no corresponding limitation.

Affiliate Purchases and Sales (fundamental)

The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.

Oil, Gas, Mineral Exploration The Fund has no corresponding limitation.	Oil, Gas, Mineral Exploration (fundamental) The Fund may not invest in oil, gas or other mineral exploration or development programs or leases.
Warrants The Fund has no corresponding limitation.

Warrants (fundamental)

The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

Exercising Control The Fund has no corresponding limitation.	Exercising Control (fundamental) The Fund may not invest for the purposes of exercising control or management.
Short Sales The Fund has no corresponding limitation.	Short Sales (fundamental) The Fund may not make short sales of securities.

Tax-Exempt New York Obligations (fundamental)

Under normal circumstances, the Fund will invest its assets so that at least 80% of its annual interest income is exempt from federal regular income tax and the personal income taxes imposed by the state of New York and New York municipalities.

Tax-Exempt New York Obligations (fundamental) The Fund must invest at least 80% of its net assets in tax-exempt New York obligations.

FEDERATED NEW YORK FUND	SENTINEL NEW YORK FUND
Repurchase Agreements The Fund has no corresponding limitation.	Repurchase Agreements (non-fundamental) The Fund may not invest more than 25% of its net assets in repurchase agreements.
Short Term Municipal Bonds The Fund has no corresponding limitation.	Short Term Municipal Bonds (non-fundamental) The Fund may not invest more than 20% of its net assets in short-term New York municipal bonds.
Temporary Defensive Position The Fund has no corresponding limitation.

Temporary Defensive Position (non-fundamental)

The Fund may invest up to 100% of its assets in short-term debt obligations for temporary defensive reasons if the Fund’s investment advisor anticipates a rise in interest rates.

Non-Investment Grade Securities (non-fundamental) The Fund may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

Non-Investment Grade Securities (non-fundamental)

The Fund may not invest more than 5% of its total assets in debt securities that are rated below “investment grade” (or, if not rated, which SAM determines possess similar credit characteristics).

INVESTMENT LIMITATIONS
FEDERATED PENNSYLVANIA FUND	SENTINEL PENNSYLVANIA FUND
Borrowing Money and Issuing Senior Securities (fundamental) The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the 1940 Act.

Issuing Senior Securities (fundamental)

The Fund may not issue senior securities except insofar as borrowing in accordance with the Fund’s investment objective and policies might be considered to result in the issuance of a senior security; provided that the Fund may enter into futures contracts.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (fundamental) The Fund may not purchase or sell real estate, except that the Fund may invest in municipal obligations which are secured by real estate or interests therein.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except to the extent that the acquisition or disposition of municipal obligations or other securities directly from the issuer thereof in accordance with the Fund’s investment objective and policies might be deemed to be an underwriting.

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending (fundamental) The Fund may not make loans, except that the Fund may purchase or hold debt instruments and enter into repurchase agreements pursuant to its investment objective and policies.
Commodities (fundamental) The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities.	Commodities The Fund has no corresponding limitation.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry.

Concentration The Fund has no corresponding limitation.

FEDERATED PENNSYLVANIA FUND	SENTINEL PENNSYLVANIA FUND

Restricted and Illiquid Securities (non-fundamental)

The Fund will not purchase securities for which there is no readily available market, or enter into repurchase agreements or purchase time deposits that the Fund cannot dispose of within seven days, if immediately after and as a result, the value of such securities would exceed, in the aggregate, 15% of the Fund’s net assets.

The Fund may purchase securities subject to restrictions on resale under the federal securities laws.

Illiquid Securities (non-fundamental) The Fund has no corresponding limitation.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchases on Margin The Fund may not purchase securities on margin, make short sales of securities or maintain a short position, provided that the Fund may enter into futures contracts.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets The Fund has no corresponding limitation.
Investing in Securities of Other Investment Companies The Fund has no corresponding limitation.

Investing in Securities of Other Investment Companies  (fundamental)

The Fund may not acquire any other investment company or investment company security, except in connection with a merger, consolidation, reorganization or acquisition of assets.

Exercising Control The Fund has no corresponding limitation.	Exercising Control (fundamental) The Fund may not purchase securities of companies for the purpose of exercising control.
Oil, Gas, and Minerals The Fund has no corresponding limitation.	Oil, Gas, and Minerals (fundamental) The Fund may not invest in or sell interests in oil, gas or other mineral exploration development programs.
Private Activity Bonds The Fund has no corresponding limitation.

Private Activity Bonds (fundamental)

The Fund may not invest in private activity bonds where the payment of principal and interest are the responsibility of a company (including its predecessors) with less than three years of continuous operations.

Repurchase Agreements The Fund has no corresponding limitation.	Repurchase Agreements (non-fundamental) The Fund may not invest more than 25% of its net assets in repurchase agreements.
Investment Grade Securities (non-fundamental) The Fund will invest at least a majority of its assets in securities rated investment grade (or unrated securities of comparable quality).

Investment Grade Securities (non-fundamental)

The Fund must invest at least 75% of its assets in municipal obligations rated “A” or higher by Moody’s or by Standard & Poor’s or, if not rated, bonds that, in the opinion of the Fund’s investment advisor, have equivalent investment characteristics, or highly rated municipal notes or tax-exempt commercial paper.

FEDERATED PENNSYLVANIA FUND	SENTINEL PENNSYLVANIA FUND
Non-Investment Grade Securities (non-fundamental) The Fund may purchase securities rated below investment grade (or unrated securities of comparable quality) up to 49% of its assets.

Non-Investment Grade Securities (non-fundamental)

The Fund may not invest in municipal bonds rated below Baa3/BBB- or their equivalent.  The Fund may not invest more than 25% of its total assets in securities rated in the fourth rating category by a nationally recognized statistical rating organization (or, if not rated, SAM determines possesses similar credit characteristics).

Money Market Instruments The Fund has no corresponding limitation.

Money Market Instruments (non-fundamental)

The Fund may not invest more than 20% of its net assets in high-quality, money market instruments that are not issued or guaranteed by the U.S. government or its agencies or instrumentalities.

Derivatives The Fund has no corresponding limitation.	Derivatives (non-fundamental) The Fund may not invest more than 5% of its total assets in derivative positions.
Temporary Defensive Position The Fund has no corresponding limitation.

Temporary Defensive Position (non-fundamental)

The Fund may invest up to 20% of its total assets in securities other than Pennsylvania municipal bonds that are rated in one of the two highest categories of either Standard & Poor’s or Moody’s as a temporary defensive position if the Fund’s investment advisor anticipates a rise in interest rates.

INVESTMENT LIMITATIONS
FEDERATED MUNICIPAL FUND	SENTINEL TAX FREE FUND

Diversification (fundamental)

With respect to securities comprising 75% of the value of its total assets, the Fund will not purchase securities of any one issuer (other than cash, cash items, securities issued or guaranteed by the government of the United States or its agencies or instrumentalities and repurchase agreements collateralized by such U.S. government securities, and securities of other investment companies) if, as a result, more than 5% of the value of its total assets would be invested in the securities of that issuer, or the Fund would own more than 10% of the outstanding voting securities of that issuer.

Diversification (fundamental)

The Fund may not, with respect to 75% of its total assets, purchase securities of any issuer (except securities issued or guaranteed by the U.S. government or its agencies or instrumentalities) if, as a result, (a) more than 5% of the Fund’s total assets would be invested in the securities of that issuer or (b) the Fund would hold more than 10% of the outstanding voting securities of that issuer.

Borrowing Money and Issuing Senior Securities (fundamental)

The Fund may borrow money, directly or indirectly, and issue senior securities to the maximum extent permitted under the Investment Company Act of 1940 (1940 Act).

Borrowing Money (fundamental)

The Fund may not borrow except from banks in an amount up to 5% of a Fund’s total assets for temporary or emergency purposes or to meet redemption requests that might otherwise require the untimely disposition of securities.

Concentration (fundamental)

The Fund will not make investments that will result in the concentration of its investments in the securities of issuers primarily engaged in the same industry, provided that the Fund may invest more that 25% of the value of its assets in industrial development bonds. Government securities, municipal securities and bank instruments will not be deemed to constitute an industry. As to industrial development bonds, the Fund may purchase securities of an issuer resulting in the ownership of more than 25% of the Fund’s assets in one industry, and the Fund reserves the right to invest more than 25% of its assets in industrial development bonds in the same state.

Concentration (fundamental) The Fund may not invest more than 25% of its assets in securities of companies within a single industry.

Investing in Real Estate (fundamental)

The Fund may not purchase or sell real estate, provided that this restriction does not prevent the Fund from investing in issuers which invest, deal, or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein. The Fund may exercise its rights under agreements relating to such securities, including the right to enforce security interests and to hold real estate acquired by reason of such enforcement until that real estate can be liquidated in an orderly manner.

Investing in Real Estate (fundamental) The Fund may not deal in real estate.

Underwriting (fundamental)

The Fund may not underwrite the securities of other issuers, except that the Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the Securities Act of 1933.

Underwriting (fundamental) The Fund may not act as an underwriter of securities issued by others.

FEDERATED MUNICIPAL FUND	SENTINEL TAX FREE FUND

Lending (fundamental)

The Fund may not make loans, provided that this restriction does not prevent the Fund from purchasing debt obligations, entering into repurchase agreements, lending its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.

Lending The Fund has no corresponding limitation.

Commodities (fundamental)

The Fund may not purchase or sell physical commodities, provided that the Fund may purchase securities of companies that deal in commodities. For purposes of this restriction, investments in transactions involving futures contracts and options, forward currency contracts, swap transactions and other financial contracts that settle by payment of cash are not deemed to be investments in commodities.

Commodities The Fund has no corresponding limitation.
Illiquid Securities The Fund has no corresponding limitation.	Illiquid Securities (fundamental) The Fund may not invest in illiquid securities.

Purchases on Margin (non-fundamental)

The Fund will not purchase securities on margin, provided that the Fund may obtain short-term credits necessary for the clearance of purchases and sales of securities, and further provided that the Fund may make margin deposits in connection with its use of financial options and futures, forward and spot currency contracts, swap transactions and other financial contracts or derivative instruments.

Purchases on Margin (fundamental) The Fund may not purchase securities on margin.
Affiliate Purchases and Sales The Fund has no corresponding limitation.

Affiliate Purchases and Sales (fundamental)

The Fund may not purchase from or sell to any officer, director or employee of the Corporation, SAM, SFSC or a subadvisor (or any of their officers or directors) any securities other than Fund shares.

Oil, Gas, Mineral Exploration The Fund has no corresponding limitation.	Oil, Gas, Mineral Exploration (fundamental) The Fund may not invest in oil, gas or other mineral exploration or development programs or leases.

Pledging Assets (non-fundamental)

The Fund will not mortgage, pledge or hypothecate any of its assets, provided that this shall not apply to the transfer of securities in connection with any permissible borrowing or to collateral arrangements in connection with permissible activities.

Pledging Assets The Fund has no corresponding limitation.

FEDERATED MUNICIPAL FUND	SENTINEL TAX FREE FUND
Warrants The Fund has no corresponding limitation.

Warrants (fundamental)

The Fund may not invest more than 5% of its net assets in warrants valued at the lower of cost or market, or more than 2% of its net assets in warrants that are not listed on either the New York Stock Exchange or the American Stock Exchange.

Exercising Control The Fund has no corresponding limitation.	Exercising Control (fundamental) The Fund may not invest for the purposes of exercising control or management.
Short Sales The Fund has no corresponding limitation.	Short Sales (fundamental) The Fund may not make short sales of securities.
Municipal Securities (fundamental) The Fund will normally invest its assets so that at least 80% of the income that it distributes will be exempt from federal regular income tax.	Municipal Securities (fundamental) The Fund invests at least 80% of its net assets in securities of municipal issuers.

Restricted Securities (non-fundamental)

The Fund may invest in restricted securities. Restricted securities are any securities in which the Fund may invest pursuant to its investment objective and policies but which are subject to restrictions on resale under federal securities law. Under criteria established by the board, certain restricted securities are determined to be liquid. To the extent that restricted securities are not determined to be liquid, the Fund will limit their purchase, together with other illiquid securities, to 15% of its net assets.

Restricted Securities (fundamental) The Fund may not invest in restricted securities.
Single Issuer The Fund has no corresponding limitation.

Single Issuer (fundamental)

The Fund may not invest more than 5% of its assets in a single issuer other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities, including mortgage-backed securities.

Lower Rated Municipals The Fund has no corresponding limitation.	Lower Rated Municipals (non-fundamental) The Fund may not invest more than 5% of its total assets in lower-rated municipal bonds.
Derivatives The Fund has no corresponding limitation.	Derivatives (non-fundamental) The Fund may not invest more than 5% of its total assets in derivative positions.
Short Term Debt Obligations The Fund has no corresponding limitation.

Short Term Debt Obligations (non-fundamental)

The Fund may invest up to 100% of its assets in short-term debt obligations for temporary defensive reasons if the Fund’s investment advisor anticipates a rise in interest rates.

Repurchase Agreements The Fund has no corresponding limitation.	Repurchase Agreements (non-fundamental) The Fund may not invest more than 25% of its net assets in repurchase agreements.

Each Sentinel Fund is also subject to the following non-fundamental limitations regarding its use of derivatives:

o	It may not hold more than 5% of its total assets in the aggregate in options on individual securities, options on securities indices, and futures contracts.

o	It will buy options on individual securities only to hedge underlying securities that are owned by the Fund, or to close out transactions in options written.

o	It will sell options on individual securities only to generate additional income on securities that are owned by the Fund, or to close out transactions in options purchased.

o	It will sell options on securities indices or futures on securities indices only to hedge portfolio risks, or to close out positions in such index options or futures that had previously been purchased. As such, a Fund shall not sell such index options or futures with aggregate notional amounts in excess of that Fund’s exposure to the market or sector covered by such index option or future.

o	It will purchase options on securities indices or futures on securities indices only in anticipation of buying securities related to the index, or to close out positions in such index options or futures that the Fund had previously sold. In purchasing such index options or futures, it must set aside cash or short-term money market investments so as to ensure that the purchase of such index options or futures does not result in leveraging the Fund’s portfolio.

o	It will enter into interest rate swap transactions and total return swaps on fixed income indices only in circumstances in which there is no leveraging of credit risk in the portfolio, or in which significant diversification or reduction of credit risk results.

o	It will enter into default swaps on fixed-income securities only for the purpose of hedging credit risk on securities owned by the Fund, and will not take on additional credit risk through the use of default swaps.

o	When entering into swap agreements, it will segregate cash or appropriate liquid securities in an amount equal to its obligations under swap agreements; when an agreement provides for netting of the payments by the two parties, the Fund will segregate only the amount of its net obligation, if any.

o	When transacting in OTC derivatives involving counterparty risk, it will deal only with counterparties that meet appropriate credit guidelines, and will limit exposure to any counterparty such that the sum of the value of all portfolio securities held by the Fund of which the issuer is the counterparty or an affiliate of the counterparty, plus the exposure to the counterparty in respect of the OTC options, does not exceed 5% of the total assets of the Fund.

EXHIBIT A

AGREEMENTS AND PLANS OF REORGANIZATION

AGREEMENT AND PLAN OF REORGANIZATION

BETWEEN

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

WITH RESPECT TO FEDERATED NEW YORK MUNICIPAL INCOME FUND

AND

SENTINEL GROUP OF FUNDS, INC.

WITH RESPECT TO SENTINEL NEW YORK TAX-FREE INCOME FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the “Federated Trust”), with respect to its FEDERATED NEW YORK MUNICIPAL INCOME FUND, a series of the Federated Trust (the “Acquiring Fund”), and SENTINEL GROUP OF FUNDS, INC., a Maryland corporation, with its principal place of business at One National Life Drive, Montpelier, VT 05604 (the “Corporation”), with respect to its SENTINEL NEW YORK TAX-FREE INCOME FUND, a series of the Corporation (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, each of the Acquiring Fund and the Acquired Fund is a separate series of the Federated Trust and the Corporation, respectively, the Federated Trust and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1

THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2

ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3

LIABILITIES TO BE DISCHARGED.  The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date.  It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

1.4

LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. &nbs p;All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5

OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

1.6

TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7

REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8

TERMINATION.  The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9

BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2

VALUATION OF SHARES.  The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3

SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4

DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE.  The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2

CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3

EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4

TRANSFER AGENT’S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assi gnments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE ACQUIRED FUND.  The Corporation, on behalf of the Acquired Fund, represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a)

The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of Maryland.

b)

The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Corporation’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)

The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

m)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)

The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND.  The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Corporation as follows:

a)

The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of Massachusetts.

b)

The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)

Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)

The financial statements of the Acquiring Fund as of August 31, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquiring Fund as of February 28, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)

Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)

The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)

The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1

OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2

APPROVAL OF SHAREHOLDERS.  The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.  Such statement will be certified by the Corporation’s Treasurer.

5.7

PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Federated Trust will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Agreement and t he transactions contemplated herein.

5.8

On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

6.1

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.2

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Federated Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.2

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Corporation’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.3

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4

The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)

The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)

No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e)

The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization.  The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)

The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6

All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the “Purchase Agreement”) to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

EXPENSES

On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund’s and Acquired Fund’s participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administra tive or operational costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

The Federated Trust, on behalf of the Acquiring Fund, and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2

Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Federated Trust and the Corporation.  In addition, either the Federated Trust or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)

a determination by a party’s Board of Trustees or Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Federated Trust or Corporation, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Federated Trust, the Acquired Fund, the Corporation, or their respective trustees, directors or officers, to the other party or its trustees, directors or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Federated Trust as specifically authorized by its Board of Directors and Board of Trustees, respectively; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Federated Trust’s Declaration of Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust’s Declaration of Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SENTINEL GROUP FUNDS, INC.

on behalf of its portfolio,
SENTINEL NEW YORK TAX-FREE INCOME FUND

/s/ Kerry A. Jung

Kerry A. Jung, Secretary

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

on behalf of its portfolio,

FEDERATED NEW YORK MUNICIPAL INCOME FUND

/s/ Richard A. Novak

Richard A. Novak, Treasurer

AGREEMENT AND PLAN OF REORGANIZATION
BETWEEN
FEDERATED MUNICIPAL SECURITIES INCOME TRUST

WITH RESPECT TO FEDERATED PENNSYLVANIA

MUNICIPAL INCOME FUND
AND
SENTINEL PENNSYLVANIA TAX-FREE TRUST

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES INCOME TRUST, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA 15237 (the “Federated Trust”), with respect to its FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND, a series of the Federated Trust (the “Acquiring Fund”), and SENTINEL PENNSYLVANIA TAX-FREE TRUST, a Pennsylvania business trust, with its principal place of business at One National Life Drive, Montpelier, VT 05604 (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, no par value per share, of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquiring Fund is a separate series of the Federated Trust, the Federated Trust and the Acquired Fund are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

WHEREAS, the Trustees of the Federated Trust have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Trustees of the Acquired Fund have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1

THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2

ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3

LIABILITIES TO BE DISCHARGED.  The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date.  It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

1.4

LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. &nbs p;All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5

OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent.  Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

1.6

TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7

REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8

TERMINATION.  The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9

BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2

VALUATION OF SHARES.  The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Federated Trust’s Declaration of Trust and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3

SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets, shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4

DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE.  The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2

CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3

EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4

TRANSFER AGENT’S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Acquired Fund or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, as signments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE ACQUIRED FUND.  The Acquired Fund represents and warrants to the Federated Trust, on behalf of the Acquiring Fund, as follows:

a)

The Acquired Fund is a business trust duly organized, validly existing, and in good standing under the laws of Pennsylvania.

b)

The Acquired Fund is registered as an open-end management investment company under the 1940 Act, and the Acquired Fund’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Acquired Fund’s Declaration of Trust or Code of Regulations or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)

The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Pennsylvania, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

m)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)

The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Pennsylvania law for the execution of this Agreement by the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Pennsylvania law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND.  The Federated Trust, on behalf of the Acquiring Fund, represents and warrants to the Acquired Fund as follows:

a)

The Acquiring Fund is a legally designated, separate series of a business trust, duly organized, validly existing and in good standing under the laws of Massachusetts.

b)

The Federated Trust is registered as an open-end management investment company under the 1940 Act, and the Federated Trust’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Federated Trust’s Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)

Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)

The financial statements of the Acquiring Fund as of August 31, 2005 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Deloitte & Touche LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)

The unaudited financial statements of the Acquiring Fund as of February 28, 2006, and for the six months then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquired Fund) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

k)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

l)

Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

m)

The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)

The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

o)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Massachusetts law for the execution of this Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Federated Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

p)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1

OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2

APPROVAL OF SHAREHOLDERS.  The Acquired Fund will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.  Such statement will be certified by the Acquired Fund’s Treasurer.

5.7

PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Federated Trust will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Agreement and t he transactions contemplated herein.

5.8

On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

6.1

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.2

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by the Federated Trust’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.2

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Acquired Fund’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.3

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Acquired Fund.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE
ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Acquired Fund’s Declaration of Trust and Code of Regulations.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4

The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)

The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)

No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e)

The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization.  The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)

The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6

All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the “Purchase Agreement”) to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

EXPENSES

On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund’s and Acquired Fund’s participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administra tive or operational costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

The Federated Trust, on behalf of the Acquiring Fund, and the Acquired Fund agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2

Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Federated Trust and the Acquired Fund.  In addition, either the Federated Trust or the Acquired Fund may at its option terminate this Agreement at or before the Closing Date due to:

a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)

a determination by a party’s Board of Trustees that the consummation of the transactions contemplated herein is not in the best interest of the Federated Trust or the Acquired Fund, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Federated Trust, the Acquired Fund, or their respective trustees or officers, to the other party or its trustees or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Acquired Fund and the Federated Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

13.5

It is expressly agreed that the obligations of the Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Federated Trust personally, but shall bind only the Trust property of the Acquiring Fund, as provided in the Federated Trust’s Declaration of Trust.  The execution and delivery of this Agreement have been authorized by the Trustees of the Federated Trust on behalf of the Acquiring Fund and signed by authorized officers of the Federated Trust, acting as such.  Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the Trust property of the Acquiring Fund as provided in the Federated Trust’s Declaration of Trust.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SENTINEL PENNSYLVANIA TAX-FREE TRUST

/s/ Kerry A. Jung

Kerry A. Jung, Secretary

FEDERATED MUNICIPAL SECURITIES INCOME TRUST

on behalf of its portfolio,

FEDERATED PENNSYLVANIA MUNICIPAL INCOME FUND

/s/ Richard A. Novak

Richard A. Novak, Treasurer

AGREEMENT AND PLAN OF REORGANIZATION
BETWEEN
FEDERATED MUNICIPAL SECURITIES FUND, INC.
AND
SENTINEL GROUP OF FUNDS, INC.
WITH RESPECT TO SENTINEL TAX-FREE INCOME FUND

THIS AGREEMENT AND PLAN OF REORGANIZATION (the “Agreement”) is made as of this 20th day of June 2006, by and between FEDERATED MUNICIPAL SECURITIES FUND, INC., a Maryland corporation, with its principal place of business at 5800 Corporate Drive, Pittsburgh, PA, 15237 (the “Acquiring Fund”), and SENTINEL GROUP OF FUNDS, INC., a Maryland corporation, with its principal place of business at One National Life Drive, Montpelier, VT 05604 (the “Corporation”), with respect to its SENTINEL TAX-FREE INCOME FUND, a series of the Corporation (the “Acquired Fund” and, collectively with the Acquiring Fund, the “Funds”).

RECITALS

This Agreement is intended to be, and is adopted as, a plan of reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the “Code”) and the Treasury Regulations promulgated thereunder.  The reorganization will consist of:  (i) the transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) in exchange for Class A Shares, par value $0.01 per share, of the Acquiring Fund (“Acquiring Fund Shares”); and (ii) the distribution of Acquiring Fund Shares to the holders of shares of the Acquired Fund and the liquidation of the Acquired Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the “Reorganization”).

WHEREAS, the Acquired Fund is a separate series of the Corporation, and the Acquiring Fund and the Corporation are open-end, registered management investment companies and the Acquired Fund owns securities that generally are assets of the character in which the Acquiring Fund is permitted to invest;

WHEREAS, each of the Acquiring Fund and the Acquired Fund is authorized to issue its respective shares of beneficial interest;

WHEREAS, the Directors of the Acquiring Fund have determined that the Reorganization, with respect to the Acquiring Fund, is in the best interests of the Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization; and

WHEREAS, the Directors of the Corporation have determined that the Reorganization, with respect to the Acquired Fund, is in the best interests of the Acquired Fund and that the interests of the existing shareholders of the Acquired Fund will not be diluted as a result of the Reorganization.

AGREEMENT

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

TRANSFER OF ASSETS OF THE ACQUIRED FUND IN EXCHANGE FOR ACQUIRING FUND SHARES AND LIQUIDATION OF THE ACQUIRED FUND

1.1

THE EXCHANGE.  Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, the Acquired Fund agrees to transfer all of its assets (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement), as set forth in paragraph 1.2, to the Acquiring Fund.  In exchange, the Acquiring Fund agrees:  (i) to deliver to the Acquired Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by dividing (x) the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2.  Holders of shares of the Acquired Fund will receive Class A Shares of the Acquiring Fund.  Such transactions shall take place at the closing on the Closing Date provided for in paragraph 3.1.

1.2

ASSETS TO BE ACQUIRED.  The assets of the Acquired Fund to be acquired by the Acquiring Fund shall consist of property having a value equal to the total net assets of the Acquired Fund, including, without limitation, cash, securities, commodities, interests in futures and dividends or interest receivable, owned by the Acquired Fund and any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund on the Closing Date.

The Acquired Fund has provided the Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Acquired Fund’s assets as of the date of such statements.  The Acquired Fund hereby represents that as of the date of the execution of this Agreement, there have been no material changes in its financial position as reflected in such financial statements other than as the result of changes in the market values of securities or otherwise occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Acquired Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

1.3

LIABILITIES TO BE DISCHARGED.  The Acquired Fund will (a) discharge, or make provision for the discharge of, all of its known liabilities and obligations, and (b) make provision for the assumption of all of its unknown liabilities and obligations by Sentinel Asset Management, Inc., in each case prior to the Closing Date.  It is understood and agreed by the parties that the Acquiring Fund shall not assume any of the Acquired Fund's liabilities and obligations, whether known or unknown.

1.4

LIQUIDATION AND DISTRIBUTION.  On or as soon after the Closing Date as is conveniently practicable:  (a) the Acquired Fund will distribute in complete liquidation of the Acquired Fund, pro rata to its shareholders of record, determined as of the close of business on the Closing Date (the “Acquired Fund Shareholders”), all of the Acquiring Fund Shares received by the Acquired Fund pursuant to paragraph 1.1; and (b) the Acquired Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.8 below.  Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Acquired Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. &nbs p;All issued and outstanding shares of the Acquired Fund (the "Acquired Fund Shares") will simultaneously be canceled on the books of the Acquired Fund.  The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.  After the Closing Date, the Acquired Fund shall not conduct any business except in connection with its termination.

1.5

OWNERSHIP OF SHARES.  Ownership of Acquiring Fund Shares will be shown on the books of the Acquiring Fund’s transfer agent. Acquiring Fund Shares equal in value to the aggregate net asset value of the Acquired Fund Shares will be issued simultaneously to the Acquired Fund and will be distributed to the Acquired Fund Shareholders.

1.6

TRANSFER TAXES.  Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Acquired Fund shares on the books of the Acquired Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

1.7

REPORTING RESPONSIBILITY.  Any reporting responsibility of the Acquired Fund is and shall remain the responsibility of the Acquired Fund.

1.8

TERMINATION.  The Acquired Fund shall be terminated promptly following the Closing Date and the making of all distributions pursuant to paragraph 1.4.

1.9

BOOKS AND RECORDS.  All books and records of the Acquired Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the “1940 Act”), and the rules and regulations thereunder, shall be available to the Acquiring Fund from and after the Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following the Closing Date.

ARTICLE II

VALUATION

2.1

VALUATION OF ASSETS.  The value of the Acquired Fund’s assets to be acquired by the Acquiring Fund hereunder shall be the value of such assets at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation and the Acquiring Fund’s then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties.

2.2

VALUATION OF SHARES.  The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed at the closing on the Closing Date, using the valuation procedures set forth in the Acquiring Fund’s Articles of Incorporation and the Acquiring Fund’s then current prospectus and statement of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

2.3

SHARES TO BE ISSUED.  The number of Acquiring Fund Shares to be issued (including fractional shares, if any) in exchange for the Acquired Fund’s assets shall be determined by (a) multiplying the shares outstanding of the Acquired Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Acquired Fund by (y) the net asset value per share of the Acquiring Fund Shares determined in accordance with paragraph 2.2.

2.4

DETERMINATION OF VALUE.  All computations of value shall be made by State Street Bank and Trust Company, on behalf of the Acquiring Fund and the Acquired Fund.

ARTICLE III

CLOSING AND CLOSING DATE

3.1

CLOSING DATE.  The closing shall occur on or about October 13, 2006, or such other date(s) as the parties may agree to in writing (the “Closing Date”).  All acts taking place at the closing shall be deemed to take place at 4:00 p.m. Eastern Time on the Closing Date unless otherwise provided herein.  The closing shall be held at the offices of Federated Services Company, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222-3779, or at such other time and/or place as the parties may agree.

3.2

CUSTODIAN’S CERTIFICATE. State Street Bank and Trust Company, as custodian for the Acquired Fund (the “Custodian”), shall deliver at the Closing a certificate of an authorized officer stating that:  (a) the Acquired Fund’s portfolio securities, cash, and any other assets have been delivered in proper form to the Acquiring Fund on the Closing Date; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Acquired Fund.

3.3

EFFECT OF SUSPENSION IN TRADING.  In the event that on the scheduled Closing Date, either:  (a) the New York Stock Exchange (“NYSE”) or another primary exchange on which the portfolio securities of the Acquiring Fund or the Acquired Fund are purchased or sold shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquiring Fund or the Acquired Fund is impracticable, the Closing Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

3.4

TRANSFER AGENT’S CERTIFICATE. Sentinel Administrative Services, Inc., as transfer agent for the Acquired Fund as of the Closing Date, shall deliver at the Closing a certificate of an authorized officer stating that its records contain the names and addresses of Acquired Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closing.  The Acquiring Fund shall issue and deliver or cause State Street Bank and Trust Company, its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Date to the Secretary of the Corporation or provide evidence satisfactory to the Acquired Fund that the Acquiring Fund Shares have been credited to the Acquired Fund’s account on the books of the Acquiring Fund.  At the Closing, each party shall deliver to the other such bills of sale, checks, assi gnments, share certificates, receipts, officers certificates, transfer agent certificates, custodian certificates, opinions, and other certificates and documents, if any, as such other party or its counsel may reasonably request.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1

REPRESENTATIONS OF THE ACQUIRED FUND.  The Corporation, on behalf of the Acquired Fund, represents and warrants to the Acquiring Fund as follows:

a)

The Acquired Fund is a legally designated, separate series of a corporation duly organized, validly existing, and in good standing under the laws of Maryland.

b)

The Corporation is registered as an open-end management investment company under the 1940 Act, and the Corporation’s registration with the Securities and Exchange Commission (the “Commission”) as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquired Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the “1933 Act”) and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquired Fund is not in violation, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not result in a violation, of any provision of the Corporation’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquired Fund is a party or by which it is bound.

e)

The Acquired Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before the Closing Date, except for liabilities, if any, to be discharged as provided in paragraph 1.3 hereof.

f)

Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquired Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Acquired Fund to carry out the transactions contemplated by this Agreement.  The Acquired Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

g)

The financial statements of the Acquired Fund as of November 30, 2005, and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by PricewaterhouseCoopers LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquiring Fund) fairly reflect the financial condition of the Acquired Fund as of such date, and there are no known contingent liabilities of the Acquired Fund as of such date that are not disclosed in such statements.

h)

Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Acquired Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund.  For the purposes of this paragraph (h), a decline in the net asset value of the Acquired Fund shall not constitute a material adverse change.

i)

All federal and other tax returns and reports of the Acquired Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquired Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquired Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

j)

All issued and outstanding shares of the Acquired Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Acquired Fund.  All of the issued and outstanding shares of the Acquired Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Acquired Fund’s transfer agent as provided in paragraph 3.4.  The Acquired Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Acquired Fund shares, and has no outstanding securities convertible into any of the Acquired Fund shares.

k)

At the Closing Date, the Acquired Fund will have good and marketable title to the Acquired Fund’s assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances of which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of Maryland, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

l)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquired Fund.  Subject to approval by the Acquired Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Acquired Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

m)

The information to be furnished by the Acquired Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

n)

The Acquired Fund has elected to qualify and has qualified as a “regulated investment company” under the Code (a “RIC”) as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

o)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act or Maryland law for the execution of this Agreement by the Corporation, for itself and on behalf of the Acquired Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Acquired Fund as described in paragraph 5.2.

4.2

REPRESENTATIONS OF THE ACQUIRING FUND.  The Acquiring Fund represents and warrants to the Corporation as follows:

a)

The Acquiring Fund is a corporation, duly organized, validly existing and in good standing under the laws of Maryland.

b)

The Acquiring Fund is registered as an open-end management investment company under the 1940 Act, and the Acquiring Fund’s registration with the Commission as an investment company under the 1940 Act is in full force and effect.

c)

The current prospectus and statement of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

d)

The Acquiring Fund is not in violation, and the execution, delivery and performance of this Agreement will not result in a violation, of the Acquiring Fund’s Articles of Incorporation or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

e)

Except as otherwise disclosed in writing to and accepted by the Acquired Fund, no litigation, administrative proceeding or investigation by or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement.  The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

f)

The financial statements of the Acquiring Fund as of March 31, 2006 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and audited by Ernst & Young LLP, independent registered public accountants, and such statements (copies of which have been furnished to the Acquired Funds) fairly reflect the financial condition of the Acquiring Fund as of such date, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

g)

Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund’s financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquired Fund.  For the purposes of this paragraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

h)

All federal and other tax returns and reports of the Acquiring Fund required by law to be filed prior to the date hereof have been filed (and all federal and other tax returns and reports of the Acquiring Fund required by law to be filed from and after the date hereof to the Closing Date will be filed), and all federal and other taxes shown due on such returns and reports have been (or will be) paid, or provision shall have been made for the payment thereof.  To the best of the Acquiring Fund’s knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

i)

All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund.  The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

j)

The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors’ rights and to general equity principles.

k)

Acquiring Fund Shares to be issued and delivered to the Acquired Fund for the account of the Acquired Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized.  When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

l)

The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall comply in all material respects with federal securities and other laws and regulations and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

m)

The Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

n)

No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Maryland law for the execution of this Agreement by the Acquiring Fund or the performance of the Agreement by the Acquiring Fund, except for the effectiveness of the Registration Statement, and the filing of any articles, certificates or other documents that may be required under Maryland law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

o)

The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

ARTICLE V

COVENANTS OF THE ACQUIRING FUND AND THE ACQUIRED FUND

5.1

OPERATION IN ORDINARY COURSE.  The Acquiring Fund and the Acquired Fund will each operate its respective business in the ordinary course between the date of this Agreement and the Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

5.2

APPROVAL OF SHAREHOLDERS.  The Corporation will call a special meeting of the Acquired Fund Shareholders to consider and act upon this Agreement and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

5.3

INVESTMENT REPRESENTATION.  The Acquired Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

5.4

ADDITIONAL INFORMATION.  The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund’s shares.

5.5

FURTHER ACTION.  Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the Closing Date.

5.6

STATEMENT OF EARNINGS AND PROFITS.  As promptly as practicable, but in any case within sixty days after the Closing Date, the Acquired Fund shall furnish the Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Acquired Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code.  Such statement will be certified by the Corporation’s Treasurer.

5.7

PREPARATION OF REGISTRATION STATEMENT AND SCHEDULE 14A PROXY STATEMENT.  The Acquiring Fund will review and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Acquired Fund (the “Registration Statement”).  The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of the Acquiring Fund relating to the transaction contemplated by this Agreement.  The Registration Statement shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable.  Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the “Proxy Materials”), for inclusion therein, in connection with the meeting of the Acquired Fund’s Shareholders to consider the approval of this Agreement and th e transactions contemplated herein.

5.8

On or before the Closing Date, the Acquired Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Acquired Fund’s investment company taxable income (computed without regard to any deduction for dividends paid), if any, plus the excess, if any, of its interest income excludible from gross income under Section 103(a) of the Code over its deductions disallowed under Sections 265 and 171(a)(2) of the Code for all taxable periods or years ending on or before the Closing Date, and all of its net capital gains realized (after reduction for any capital loss carry forward), if any, in all taxable periods or years ending on or before the Closing Date.

ARTICLE VI

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED FUND

6.1

The obligations of the Acquired Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the Closing Date, and, in addition, subject to the following conditions:

6.2

All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.  The Acquiring Fund shall have delivered to the Acquired Fund a certificate executed in the Acquiring Fund’s name by its President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquired Fund and dated as of the Closing Date, to such effect and as to such other matters as the Acquired Fund shall reasonably request.

ARTICLE VII

CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING FUND

7.1

The obligations of the Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by the Acquired Fund of all the obligations to be performed by the Acquired Fund pursuant to this Agreement, on or before the Closing Date and, in addition, shall be subject to the following conditions:

7.2

All representations, covenants, and warranties of the Acquired Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date.  The Acquired Fund shall have delivered to the Acquiring Fund on such Closing Date a certificate executed in the Acquired Fund’s name by the Corporation’s President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

7.3

The Acquired Fund shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s assets and liabilities, together with a list of the Acquired Fund’s portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Corporation.

ARTICLE VIII

FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE

ACQUIRING FUND AND ACQUIRED FUND

If any of the conditions set forth below do not exist on or before the Closing Date with respect to the Acquired Fund or the Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

8.1

This Agreement and the transactions contemplated herein, with respect to the Acquired Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of the Acquired Fund in accordance with applicable law and the provisions of the Corporation’s Articles of Incorporation and By-Laws.  Certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.1.

8.2

On the Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act.  Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

8.3

All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary “no-action” positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may waive any such conditions for itself.

8.4

The Registration Statement shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued.  To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

8.5

The parties shall have received an opinion of Reed Smith LLP substantially to the effect that for federal income tax purposes:

a)

The transfer of all of the assets of the Acquired Fund (other than the assets of the Acquired Fund reserved to discharge its liabilities in accordance with Section 1.3 of this Agreement) to the Acquiring Fund solely in exchange for Acquiring Fund Shares (followed by the distribution of Acquiring Fund Shares to the Acquired Fund Shareholders in dissolution and liquidation of the Acquired Fund) will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquiring Fund and the Acquired Fund will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code.

b)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for Acquiring Fund Shares.

c)

No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Acquired Fund Shareholders in exchange for their Acquired Fund Shares.

d)

No gain or loss will be recognized by any Acquired Fund Shareholder upon the exchange of its Acquired Fund Shares for Acquiring Fund Shares.

e)

The aggregate tax basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Acquired Fund Shares held by it immediately prior to the Reorganization.  The holding period of Acquiring Fund Shares received by each Acquired Fund Shareholder will include the period during which the Acquired Fund Shares exchanged therefor were held by such shareholder, provided the Acquired Fund Shares are held as capital assets at the time of the Reorganization.

f)

The tax basis of the Acquired Fund’s assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Acquired Fund immediately prior to the Reorganization.  The holding period of the assets of the Acquired Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Acquired Fund.

Such opinion shall be based on customary assumptions and such representations Reed Smith LLP may reasonably request, and the Acquired Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations.  Notwithstanding anything herein to the contrary, neither the Acquiring Fund nor the Acquired Fund may waive the conditions set forth in this paragraph 8.5.

8.6

All conditions under the Agreement, dated June 20, 2006, by and among Federated Investors, Inc., Sentinel Asset Management, Inc. and NLV Financial (the “Purchase Agreement”) to Closing (as defined in the Purchase Agreement) shall have been or concurrently be satisfied or waived as contemplated by the Purchase Agreement.

ARTICLE IX

EXPENSES

On or before the Closing, unless otherwise agreed by Federated Investment Management Company and the adviser to the Acquired Fund, Federated Investment Management Company or its affiliates will pay all expenses associated with Acquiring Fund’s and Acquired Fund’s participation in the Reorganization (and, except as provided in the following proviso, in no event shall the Acquiring Fund or Acquired Fund bear such expenses), provided, however, that Acquiring Fund shall bear expenses associated with the qualification of Acquiring Fund Shares for sale in the various states.  Reorganization expenses include, without limitation:  (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administra tive or operational costs.

ARTICLE X

ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

10.1

The Acquiring Fund and the Corporation, on behalf of the Acquired Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

10.2

Except as specified in the next sentence set forth in this paragraph 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder.  The covenants to be performed after the Closing Date, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

ARTICLE XI

TERMINATION

This Agreement may be terminated by the mutual agreement of the Acquiring Fund and the Corporation.  In addition, either the Acquiring Fund or the Corporation may at its option terminate this Agreement at or before the Closing Date due to:

a)

a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before the Closing Date, if not cured within 30 days;

b)

a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

c)

a determination by a party’s Board of Directors, as appropriate, that the consummation of the transactions contemplated herein is not in the best interest of the Corporation or the Acquiring Fund, respectively, and notice given to the other party hereto.

In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of any of the Acquiring Fund, the Acquired Fund, the Corporation, or their respective directors or officers, to the other party or its directors or officers.

ARTICLE XII

AMENDMENTS

This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Corporation and the Acquiring Fund as specifically authorized by their respective Board of Directors; provided, however, that following the meeting of the Acquired Fund Shareholders called by the Acquired Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

ARTICLE XIII

HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
LIMITATION OF LIABILITY

13.1

The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

13.2

This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

13.3

This Agreement shall be governed by and construed in accordance with the laws of the Commonwealth of Pennsylvania, without regard to the conflict of laws rules of that or any other jurisdiction.

13.4

This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party.  Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

SENTINEL GROUP FUNDS, INC.

on behalf of its portfolio,
SENTINEL TAX-FREE INCOME FUND

/s/ Kerry A. Jung

Kerry A. Jung, Secretary

FEDERATED MUNICIPAL SECURITIES FUND, INC.

/s/ Richard A. Novak

Richard A. Novak, Treasurer

STATEMENT OF ADDITIONAL INFORMATION

AUGUST 4, 2006

SENTINEL GROUP FUNDS, INC.

SENTINEL PENNSYLVANIA TAX-FREE TRUST

ONE NATIONAL LIFE DRIVE

MONTPELIER, VT 05604

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Proxy Statement/Prospectus dated August 4, 2006 for the Special Meeting of Shareholders of the Sentinel New York Tax-Free Income Fund (“Sentinel New York Fund”) and Sentinel Tax-Free Income Fund, each series of Sentinel Group Fund, Inc., and the Sentinel Pennsylvania Tax-Free Trust (collectively “Sentinel Funds”) scheduled to be held on October 3, 2006.  Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.  Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

Further information about the Federated New York Municipal Income Fund (“Federated New York Fund”), Federated Pennsylvania Municipal Income Fund (“Federated Pennsylvania Fund”) and Federated Municipal Securities Fund, Inc. (“Federated Municipal Fund” and, collectively, “Federated Funds”) is contained in and incorporated by reference the Statement of Additional Information dated October 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or May 31, 2006, for the Federated Municipal Fund, as they may be amended and/or supplemented.  The management’s discussion of fund performance, audited financial statements and report of the independent registered public accounting firm contained in the Annual Report for the fiscal year ended August 31, 2005, for the Federated New York Fund and Federated Pennsylvania Fund, or March 31, 2006, for the Federated Municipal Fund, are incorporated in this Statement of Additional Information by reference insofar as they relate to the applicable Federated Fund.  No other parts of the Annual Report are incorporated by reference in this Statement of Additional Information.

Further information about the Sentinel Funds is contained in, and incorporated by reference to, the Funds’ prospectus and Statement of Additional Information dated March 30, 2006, as each may be amended and/or supplemented from time to time. The management’s discussion of fund performance, audited financial statements and related report of the independent registered public accounting firm for the Sentinel Funds contained in the Annual Report for the fiscal year ended November 30, 2005 are incorporated in this Statement of Additional Information by reference.  No other parts of the Annual Report are incorporated by reference in this Statement of Additional Information.

Pro forma financial statements of the Federated New York Fund reflecting the reorganization with the Sentinel New York Fund are included within this Statement of Additional Information.  Pursuant to Item 14(a) of Form N-14, the pro forma financial statements of the Federated Pennsylvania Fund and the Federated Municipal Fund required by Rule 11-01 of Regulation S-X are not prepared because the net asset value of the companies being acquired do not exceed ten percent of the Federated Pennsylvania Fund and the Federated Municipal Fund's net asset value, measured as of July 7, 2006.

Each Fund will furnish, without charge, a copy of its most recent Annual or Semi-Annual Report succeeding such Annual Report, if any, upon request.  Requests for the Sentinel Funds should be directed to the Sentinel Funds at One National Life Drive, Montpelier, VT 05604 or by calling toll-free at 1-800-282-3863.  Requests for the Federated Funds should be directed to Federated Investors Funds at 5800 Corporate Drive, Pittsburgh, PA 15237-7000 or by calling 1-800-341-7400.

The date of this Statement of Additional Information is August 4, 2006.

Sentinel New York Tax-Free Income Fund

Federated New York Municipal Income Fund

Pro Forma Combining Portfolios of Investments

August 31, 2005 (unaudited)

Sentinel	Federated				Sentinel	Federated
New York	New York				New York	New York	Federated
Tax-Free	Municipal	Pro Forma			Tax-Free	Municipal	Pro Forma
Income Fund	Income Fund	Combined			Income Fund	Income Fund	Combined
Principal	Principal	Principal
Amount	Amount	Amount
or	or	or
Shares	Shares	Shares			Value	Value	Value

				Municipal Bonds--98.3%
				New York--90.1%
$ -	500,000	500,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	$ -	$ 524,280	$ 524,280
-	500,000	500,000		Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	-	547,205	547,205
-	500,000	500,000		Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	-	561,485	561,485
-	500,000	500,000		Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II )/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	-	516,505	516,505
-	295,000	295,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	-	325,355	325,355
-	785,000	785,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	-	824,635	824,635
260,000	-	260,000		Coxsackie Athens New York, Central School District 5.500%, 6/15/2013 (FSA INS)	280,142	-	280,142
-	500,000	500,000		East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	-	543,025	543,025
-	500,000	500,000		Essex County, NY IDA, Solid Waste Disposal Revenue Bonds (Series A), 5.80% (International Paper Co.), 12/1/2019	-	511,575	511,575
-	500,000	500,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	-	522,025	522,025
-	220,000	220,000		Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	-	247,762	247,762
-	500,000	500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	-	526,230	526,230
-	1,000,000	1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	-	1,116,110	1,116,110
-	750,000	750,000	1	Long Island Power Authority, NY, Electric System Revenue Bonds, (Series A), 5.50% (Escrowed In Treasuries COL), 12/1/2012	-	851,850	851,850
1,000,000	-	1,000,000		Long Island Power Authority, 5.00%, 9/1/2034 (AMBAC INS)	1,063,210	-	1,063,210
-	500,000	500,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	-	533,140	533,140
-	320,000	320,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State College Foundation)/(CDC IXIS Financial Guaranty NA INS), 6/1/2028	-	343,808	343,808
-	750,000	750,000		Metropolitan Transportation Authority, NY, Refunding Revenue Bonds (Series 2002A), 5.50% (AMBAC INS), 11/15/2018	-	846,540	846,540
150,000	-	150,000		Metro Transportation Authority, 5.00%, 4/1/2010 (FGIC INS)	159,442	-	159,442
250,000	-	250,000		Metro Transportation Authority, 5.00%, 4/1/2023 (FGIC INS)	279,560	-	279,560
1,000,000	-	1,000,000		Metro Transportation Authority, 5.00%, 11/15/2033 (AMBAC INS)	1,070,000	-	1,070,000
750,000	-	750,000		Metro Transportation Authority, 5.25%, 4/1/2021 (MBIA Insurance Corp. INS)	823,980	-	823,980
250,000	-	250,000		Metro Transportation Authority, 5.75%, 7/1/2013	279,457	-	279,457
-	500,000	500,000		Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026	-	536,410	536,410
-	500,000	500,000		Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	-	548,720	548,720
250,000	-	250,000		Monroe County, 6.00%, 3/1/2014 (GO)	288,010	-	288,010
510,000	-	510,000		Monroe County Industrial Dev. Agency, 5.375%, 4/1/2029	510,245	-	510,245
250,000	-	250,000		Monroe Woodbury Central School Dist., 5.625%, 5/15/2022 (MBIA Insurance Corp. INS)	259,980	-	259,980
-	190,000	190,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B), 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	-	208,417	208,417
-	500,000	500,000		Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	-	525,440	525,440
1,000,000	-	1,000,000		Nassau County NY Interim Fin Ref-sales Tax Secd (Series B) 4.00%, 11/15/2005	1,002,280	-	1,002,280
-	500,000	500,000		New York and New Jersey Port Authority, 5.00% (FSA INS), 11/1/2019	-	545,400	545,400
-	625,000	625,000		New York City, NY Health and Hospitals Corp., Health System Revenue Bonds (Series 2002A), 5.50% (FSA INS), 2/15/2019	-	695,325	695,325
500,000	-	500,000		New York City, NY IDA, Civic Facility Revenue Bonds, 5.00% (Ethical Culture School), 6/1/2035	533,725	-	533,725
-	500,000	500,000		New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	-	510,835	510,835
-	250,000	250,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	-	275,985	275,985
-	400,000	400,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	-	400,856	400,856
-	300,000	300,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	-	315,495	315,495
-	200,000	200,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	-	200,524	200,524
-	1,000,000	1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	-	1,035,240	1,035,240
-	275,000	275,000		New York City, NY IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	-	278,124	278,124
-	400,000	400,000	2	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	-	425,460	425,460
-	500,000	500,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	-	509,110	509,110
-	500,000	500,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	-	451,850	451,850
-	500,000	500,000		New York City, NY Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	-	523,345	523,345
1,000,000	-	1,000,000		New York City, NY Municipal Water Finance Authority, 5.00%, 6/15/2035	1,061,160	-	1,061,160
-	500,000	500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	-	548,815	548,815
500,000	-	500,000		New York, NY GO Series A, 5.00%, 8/1/2030	528,375	-	528,375
300,000	-	300,000		New York, NY GO Series B, 5.75%, 8/1/2011	333,261	-	333,261
350,000	-	350,000		New York, NY GO Series K, 5.625%, 8/1/2013	379,956	-	379,956
-	500,000	500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	-	543,780	543,780
-	515,000	515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	-	564,543	564,543
-	500,000	500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	-	549,700	549,700
-	500,000	500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	-	529,235	529,235
250,000	-	250,000		New York State Dormitory Authority Revenue, 4201 Schools Programs, 5.00%, 7/1/2010	266,715	-	266,715
250,000	-	250,000		New York State Dormitory Authority Revenue, City University System, 5.625%, 7/1/2016	290,152	-	290,152
1,000,000	-	1,000,000		New York State Dormitory Authority Revenue, College and University Revenue, 4.75%, 7/1/2037	1,021,960	-	1,021,960
250,000	-	250,000		New York State Dormitory Authority Revenue, College and University, 5.00%, 7/1/2020 (FGIC INS)	267,860	-	267,860
250,000	-	250,000		New York State Dormitory Authority Revenue, College and University Revenue, 5.00%, 7/1/2022	263,413	-	263,413
500,000	-	500,000		New York State Dormitory Authority Revenue, Educational Housing Services, 5.25%, 7/1/2020 (AMBAC INS)	577,850	-	577,850
500,000	-	500,000		New York State Dormitory Authority Revenue, Memorial Sloan Kettering Cancer Center, 5.50%, 7/1/2023 (MBIA Insurance Corp. INS)	601,315	-	601,315
660,000	-	660,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.00%, 2/15/2035 (AMBAC INS)	703,441	-	703,441
590,000	-	590,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.50%, 8/15/2017	619,541	-	619,541
10,000	-	10,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.50%, 8/15/2017 (PRF)	10,565	-	10,565
245,000	-	245,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.70%, 8/15/2009	258,130	-	258,130
5,000	-	5,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.70%, 8/15/2009 (PRF)	5,296	-	5,296
500,000	-	500,000		New York State Dormitory Authority Revenue, School Dists Bd Fing Pg-Series B, 5.00%, 10/1/2034	534,675	-	534,675
80,000	-	80,000		New York State Dormitory Authority Revenue, State University Education Facility, 5.50%, 5/15/2009 (PRF)	85,998	-	85,998
420,000	-	420,000		New York State Dormitory Authority Revenue, State University Educational Facility, 5.50%, 5/15/2009	448,111	-	448,111
250,000	-	250,000		New York State Dormitory Authority Revenue, Wyckoff Heights Medical Center, 5.30%, 8/15/2021	260,948	-	260,948
-	500,000	500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY), 5/15/2023	-	564,250	564,250
-	500,000	500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(FGIC INS), 5/15/2021	-	558,800	558,800
-	500,000	500,000		New York State Dormitory Authority, FHA-Insured Mortgage Hospital Revenue Bonds (Series 2003), 5.00% (Lutheran Medical Center)/(MBIA Insurance Corp. INS), 8/1/2016	-	544,175	544,175
-	500,000	500,000		New York State Dormitory Authority, FHA-Insured Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA Insurance Corp. INS), 8/1/2041	-	568,555	568,555
-	1,000,000	1,000,000		New York State Dormitory Authority, Insured Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	-	1,106,980	1,106,980
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	-	809,707	809,707
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/(FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	-	590,835	590,835
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2002), 5.00% (Fordham University)/(FGIC INS), 7/1/2022	-	538,595	538,595
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence )/(Allied Irish Banks PLC LOC), 7/1/2022	-	796,087	796,087
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	-	266,455	266,455
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	-	554,770	554,770
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	-	802,837	802,837
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	-	537,425	537,425
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	-	272,950	272,950
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2025	-	533,435	533,435
-	400,000	400,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	-	422,308	422,308
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	-	510,660	510,660
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	-	264,797	264,797
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	-	516,920	516,920
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	-	544,725	544,725
245,000	-	245,000		New York State Environmental Facilities, 5.75%, 1/15/2013	252,323	-	252,323
5,000	-	5,000		New York State Environmental Facilities, 5.75%, 1/15/2013 (PRF)	5,154	-	5,154
150,000	-	150,000		New York State Environmental Facilities, 4.90%, 6/15/2011	159,171	-	159,171
210,000	-	210,000		New York State Environmental Facilities, 5.00%, 6/15/2033	222,461	-	222,461
-	400,000	400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	-	431,692	431,692
-	500,000	500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	-	551,715	551,715
-	500,000	500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2009	-	510,395	510,395
-	500,000	500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds, 6.10% (Occidental Petroleum Corp.)/(Original Issue Yield: 6.214%), 11/1/2030	-	511,265	511,265
-	900,000	900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	-	940,194	940,194
45,000	-	45,000		New York State Environmental Water Revenue, 5.75%, 6/15/2011	50,954	-	50,954
455,000	-	455,000		New York State Environmental Water Revenue, 5.75%, 6/15/2011 (PRF)	515,456	-	515,456
-	500,000	500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	-	541,845	541,845
-	110,000	110,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375% (U.S. Treasury PRF 9/15/05 @ 102), 9/15/2015	-	112,355	112,355
-	5,000	5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015	-	5,113	5,113
-	840,000	840,000		New York State Medical Care Facilities Finance Agency, FHA-Mortgage Revenue Bonds (Series A), 6.50% (Lockport Memorial Hospital, NY)/(FHA GTD), 2/15/2035	-	858,950	858,950
500,000	-	500,000		New York State Mortgage Agency Revenue Bonds, 5.375%, 10/1/2017	521,815	-	521,815
375,000	-	375,000		New York State Municipal Bond Bank Agency Series C, 5.25%, 12/1/2010	406,500	-	406,500
100,000	-	100,000		New York State Municipal Series C 5.125%, 6/15/2013	108,308	-	108,308
-	500,000	500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	-	540,430	540,430
-	1,000,000	1,000,000	2	New York State Thruway Authority, Drivers (Series 1069), 12.27% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013	-	1,353,470	1,353,470
-	1,000,000	1,000,000		New York State Thruway Authority, Revenue Bonds (Series 2005B), 5.00% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2025	-	1,084,440	1,084,440
500,000	-	500,000		New York State Thruway Authority Service Contract, 5.25%, 1/1/2009	530,480	-	530,480
500,000	-	500,000		New York State Thruway Authority Service Contract, 5.25%, 4/1/2010 (FGIC INS)	545,685	-	545,685
750,000	-	750,000		New York State Urban Development Corp., 5.00%, 1/1/2017	803,010	-	803,010
500,000	-	500,000		New York State Urban Development Corp., 5.50%, 1/1/2014 (FSA)	558,175	-	558,175
500,000	-	500,000		New York State Urban Development Corp., 5.50%, 3/15/2020 (FGIC) (PRF)	570,620	-	570,620
250,000	-	250,000		New York State Urban Development Corp., 5.70%, 4/1/2020	299,648	-	299,648
485,000	-	485,000		New York State Urban Development Corp., 6.00%, 1/1/2015 (AMBAC) (PRF)	535,338	-	535,338
-	500,000	500,000		New York State Urban Development Corp., Correctional & Youth Facilities Service Contract Revenue Bonds (Series 2002A), 5.50% TOBs (New York State), Mandatory Tender 1/1/2011	-	547,350	547,350
-	750,000	750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2019	-	843,008	843,008
-	500,000	500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (Empire State Development Corp.), 1/1/2022	-	538,975	538,975
-	500,000	500,000		Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility), Mandatory Tender 11/15/2015	-	532,325	532,325
-	400,000	400,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (U.S. Treasury PRF 6/15/08 @ 101)/(Original Issue Yield: 5.42%), 6/15/2028	-	429,556	429,556
500,000	-	500,000		North Hempstead, NY G/O Series B, 6.00%, 7/15/2015 (FGIC) (PRF)	558,120	-	558,120
500,000	-	500,000		Port Authority of New York and New Jersey, Revenue Bonds (132nd Series), 5.00%, 9/1/2038	531,535	-	531,535
660,000	-	660,000		Rondout Valley Central School District GO, 3.00%, 3/1/2008 (FGIC INS)	660,469	-	660,469
110,000	-	110,000		Saint Lawrence University, 5.625%, 7/1/2013 (MBIA)	112,808	-	112,808
-	500,000	500,000		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	-	499,325	499,325
-	250,000	250,000		Schenectady, NY, (Series 2004), 5.90% TANs, 12/30/2005	-	249,743	249,743
-	500,000	500,000		Suffolk County, NY IDA, IDRBs (Series 1998), 5.50% (Nissequogue Cogen Partners Facility)/(Original Issue Yield: 5.528%), 1/1/2023	-	505,225	505,225
-	500,000	500,000		Tobacco Settlement Financing Corp., NY, Asset-Backed Revenue Bonds (Series 2003A-1), 5.50% (New York State), 6/1/2019	-	559,950	559,950
-	440,000	440,000		Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	-	451,282	451,282
195,000	-	195,000		Triborough Bridge & Tunnel Authority, 4.75%, 1/1/2019 (PRF)	214,354	-	214,354
1,000,000	-	1,000,000		Triborough Bridge & Tunnel Authority, 5.00%, 11/15/2032	1,056,140	-	1,056,140
-	500,000	500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	-	520,385	520,385
-	300,000	300,000		Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College), 12/1/2024	-	322,599	322,599
-	500,000	500,000		Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	-	531,515	531,515
-	175,000	175,000		Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024	-	187,885	187,885
-	500,000	500,000		Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	-	522,955	522,955
				Total	24,287,277	46,053,347	70,340,624
				Puerto Rico--6.8%
900,000	-	900,000		Puerto Rico Childrens Trust Fund 6.000% 7/1/2026 (PRF)	1,010,394	-	1,010,394
1,000,000	-	1,000,000		Puerto Rico Commonwealth, 5.00%, 7/1/2034	1,050,870	-	1,050,870
300,000	-	300,000		Puerto Rico Commonwealth, 5.40%, 7/1/2025 (PRF)	310,611	-	310,611
255,000	-	255,000		Puerto Rico Commonwealth, 5.375%, 7/1/2021 (MBIA Insurance Corp. INS) (PRF)	270,053	-	270,053
500,000	-	500,000		Puerto Rico Commonweath Highway and Transportation Authority, 5.75%, 7/1/2016 (MBIA Insurance Corp. INS) (PRF)	562,460	-	562,460
300,000	-	300,000		Puerto Rico Industrial Tourist Educational Med & Environmental Central Facilities, 5.00%, 10/1/2022, (MBIA Insurance Corp. INS)	315,141	-	315,141
-	500,000	500,000	2	Puerto Rico Electric Power Authority, Drivers (Series 266), 8.2089% (FSA INS), 7/1/2015	-	662,875	662,875
-	500,000	500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	-	524,055	524,055
-	135,000	135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	-	144,495	144,495
-	365,000	365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (U.S. Treasury PRF 7/1/12 @ 100)/(Original Issue Yield: 5.40%), 7/1/2027	-	405,026	405,026
				Total	3,519,529	1,736,451	5,255,980
				Virgin Islands--1.4%
1,000,000	-	1,000,000		Virgin Islands Public Finance Authority, Revenue Bonds, 5.00%, 10/1/2022 (FSA INS)	1,088,910	-	1,088,910
				Total Municipal Bonds (identified cost $73,485,430)	28,895,716	47,789,798	76,685,514
				Short-Term Investments--0.3%
225,000	-	225,000		Dreyfus NY Municipal Cash Management (at cost)	225,000	-	225,000
				Short-Term Municipal--1.5%
				New York--1.5%
-	1,200,000	1,200,000		New York City, NY IDA, Liberty Revenue Bonds (Series 2004 B) Daily VRDNs (One Bryant Park LLC)/(Bayerische Landesbank (GTD) INV)/(Bank of America N.A. and Bank of New York LOCs) (at amortized cost)	-	1,200,000	1,200,000
				Total Municipal Investments – 100.1% (identified cost $74,910,430)[3]	29,120,716	48,989,798	78,110,514
				Other Assets and Liabilities – (0.1)%	303,741	(379,223)	(75,482)
				Total Net Assets – 100%	$ 29,424,457	$ 48,610,575	$78,035,032

 (1) Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.

 (2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933.  These securities, all of which have been deemed liquid by criteria approved by the fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors.  At August 31, 2005, these securities amounted to $2,441,805 which represents 3.1% of total net assets.

 (3) The cost of investments for federal tax purposes amounts to $74,910,430.

At August 31, 2005, the Federated New York Fund had the following outstanding futures contract:

Number of

Notional

Expiration

Unrealized

 Contracts

Contracts

Value

Date

Depreciation

 U.S. Treasury Notes

25

$(2,801,953)

December

$(24,709)

 10-Year Futures

005

(4) Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at August 31, 2005.

The following acronyms are used throughout this portfolio:

AMBAC

--American Municipal Bond Assurance Corporation

BANs

--Bond Anticipation Notes

COL

--Collateralized

COPs

--Certificates of Participation

FGIC

--Financial Guaranty Insurance Company

FHA

--Federal Housing Administration

FSA

--Financial Security Assurance

GNMA

--Government National Mortgage Association

GO

--General Obligation

GTD

--Guaranteed

HFA

--Housing Finance Authority

IDA

--Industrial Development Authority

IDRBs

--Industrial Development Revenue Bonds

INS

--Insured

INV

--Investment Agreement

LOC(s)

--Letter(s) of  Credit

PRF

--Prerefunded

TANs

--Tax Anticipation Notes

TOBs

--Tender Option Bonds

UT

--Unlimited Tax

VRDNs

--Variable Rate Demand Notes

See Notes which are an integral part of the Financial Statements

Sentinel New York Tax-Free Income Fund

Federated New York Municipal Income Fund

Pro Forma Combining Statements of Operations

For the Year Ended August 31, 2005 (unaudited)

Sentinel

Federated

New York

New York

Federated

Tax-Free

Municipal

Pro Forma

Pro Forma

Income Fund

Income Fund

Adjustment

Combined

Investment Income:
Interest	$ 972,044	$ 2,324,013	$ -		$ 3,296,057

Expenses:
Investment adviser fee	147,118	194,048	(29,334)	(a)	311,832

Administrative personnel and services fee	-	190,000	-		190,000
Custodian fees	400	4,109	1,390	(b)	5,899
Transfer and dividend disbursing agent
fees and expenses	21,603	54,188	(19,350)	(c)	56,441
Directors'/Trustees' fees	4,141	2,035	(4,141)	(d)	2,035
Auditing fees	8,100	18,606	(4,511)	(e)	22,195
Legal fees	3,100	6,962	(1,227)	(f)	8,835
Portfolio accounting fees	7,921	64,871	(1,792)	(g)	71,000
Distribution services fee - Class A Shares	58,892	65,596	14,723	(h)	139,211
Distribution services fee - Class B Shares	-	167,053	-		167,053
Shareholder services fee - Class A Shares	-	59,291	66,539	(i)	125,830
Shareholder services fee - Class B Shares	-	55,684	-		55,684
Share registration costs	3,746	25,375	1,580	(j)	30,701
Printing and postage	1,000	13,468	4,595	(k)	19,063
Insurance premiums	-	8,273	-		8,273
Miscellaneous	14,329	1,267	(14,329)	(l)	1,267
Total expenses	270,350	930,826	14,143		1,215,319
Waivers and Reimbursement:
Waiver of investment adviser fee	-	(194,048)	(92,837)	(m)	(286,885)
Waiver of administrative personnel and services fees	-	(34,515)	(4,705)	(n)	(39,220)
Waiver of distribution services fee - Class A Shares	-	(65,596)	(73,615)	(o)	(132,210)
Reimbursement of other operating expenses	-	(172,709)	172,709	(p)	-
Total waivers and reimbursement	-	(466,868)	1,552		(465,316)
Net expenses	270,350	463,958	15,695		750,003
Net investment income	$ 701,694	$ 1,860,055	$ (15,695)		$ 2,546,054
Realized and Unrealized Gain (Loss) on Investments,
Futures Contracts and Swap Contracts:
Net realized gain on investments	329,518	115,177	-		444,695
Net realized loss on futures contracts	-	(81,943)	-		(81,943)
Net change in unrealized appreciation/depreciation of investments	(214,057)	867,005	-		652,948
Net change in unrealized depreciation of futures contracts	-	(24,709)	-		(24,709)
Net change in unrealized depreciation on swap contracts	-	(19,451)	-		(19,451)
Net realized and unrealized gain on investments	115,461	856,079	-		971,540
Change in net assets resulting from operations	$ 817,155	$ 2,716,134	$ (15,695)		$ 3,517,594

(See Notes to Pro Forma Financial Statements)

Sentinel New York Tax-Free Income Fund

Federated New York Municipal Income Fund

Pro Forma Combining Statements of Assets and Liabilities

August 31, 2005 (unaudited)

	Sentinel		Federated
	New York		New York				Federated
	Tax-Free		Municipal		Pro Forma		Proforma
	Income Fund		Income Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$29,120,716		$48,989,798		-		78,110,514
Cash	39,917		28,245		-		68,162
Income receivable	346,290		528,559		-		874,849
Receivable for shares sold	-		4,390		-		4,390
Receivable for investments sold	-		1,669,399		-		1,669,399
Total assets	29,506,923		51,220,391		-		80,727,314
Liabilities:
Payable for investments purchased	-		2,424,490		-		2,424,490
Payable for shares redeemed	24,886		32,736		-		57,622
Income distribution payable	30,123		68,919		-		99,042
Payable for daily variation margin	-		12,500		-		12,500
Net payable for swap contracts	-		19,451		-		19,451
Payable for Directors'/Trustees' fees	3,034		292		-		3,326
Payable for distribution services fee	4,993		14,146		-		19,139
Payable for shareholder services fee	-		9,694		-		9,694
Accrued expenses	19,430		27,588		-		47,018
Total liabilities	82,466		2,609,816		-		2,692,282
Net Assets	$ 29,424,457		$ 48,610,575		$ -		$ 78,035,032
Net Assets Consist of:
Paid in capital	$ 28,161,820		$ 47,384,481		$ -		75,546,301

Net unrealized appreciation of investments, futures contracts and swap contracts	974,401		2,181,523		-		3,155,924

Accumulated net realized gain (loss) on investments, futures contracts and swap contracts	286,208		(955,404)		-		(669,196)

Undistributed (distributions in excess of) net investment income	2,028		(25)		-		2,003
Total Net Assets	$ 29,424,457		$ 48,610,575		$ -		$ 78,035,032
Net Assets:
Class A Shares	$ 29,424,457		$ 26,306,772		$ -		$ 55,731,229
Class B Shares	$ -		$ 22,303,803		$ -		$ 22,303,803
Shares Outstanding:
Class A Shares	2,370,993		2,427,950		345,947	(a)	5,144,890
Class B Shares	-		2,058,553		-		2,058,553
Net Asset Value Per Share
Class A Shares	$ 12.41		$ 10.83		$ -		$ 10.83
Class B Shares	$ -		$ 10.83		$ -		$ 10.83
Offering Price Per Share
Class A Shares	$ 12.93	(b)	$ 11.34	(c)	$ -		$ 11.34	(c)
Class B Shares	$ -		$ 10.83		$ -		$ 10.83
Redemption Proceeds Per Share
Class A Shares	$ 12.41		$ 10.83		$ -		$ 10.83
Class B Shares	$ -		$ 10.23	(d)	$ -		$ 10.23	(d)

Investments, at identified cost	$ 28,146,315		$ 46,764,115		$ -		$ 74,910,430

(a)  Adjustment to reflect share balance as a result of the combination.

(b)  Computation of offering price per share: 96.0/100 of net asset value.

(c)  Computation of offering price per share: 95.50/100 of net asset value.

(d)  Computation of maximum redemption proceeds per share: 94.50/100 of net assets value.

(See Notes to Pro Forma Financial Statements)

Sentinel New York Tax-Free Income Fund

Federated New York Municipal Income Fund

Notes to Pro Forma Combining Statements of Operations

For the Year Ended August 31, 2005 (unaudited)

Note 1. Description of the Fund

Federated New York Municipal Income Fund, a series of Federated Municipal Securities Income Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

Federated New York Fund consists of two classes of shares:  Class A shares and Class B Shares.  All shares of the Fund have equal rights with respect to voting, except on class-specific matters.  Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees.  Dividends are declared separately for each class.  No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Fund and Federated New York Fund, (individually referred to as the “Fund” or collectively the “Funds”), as of August 31, 2005.  Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Fund and Federated New York Fund, (individually referred to as the “Fund” or collectively the “Funds”), for the year ended August 31, 2005.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each Fund.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements.  Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Sentinel New York Fund for Federated New York Fund.  Under generally accepted accounting principles, Federated New York Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the year ended August 31, 2005, Federated New York Fund and Sentinel New York Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.50%, respectively, as a percentage of average daily net assets.

Note 3. Portfolio Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  The Fund generally values short-term securities with prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.  Securities for which no quotation is readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 2,716,940 Class A Shares of Federated New York Fund in exchange for 2,370,993 Class A Shares of Sentinel New York Fund which would have been issued at August 31, 2005 in connection with the proposed reorganization.

Note 5. Federal Income Taxes

Each Fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code.  After the acquisition, Federated New York Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income.  Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes.  The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company, (FIMC) the investment adviser  for Federated New York Fund, a series of Federated Municipal Securities Income Trust, receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of the Fund. Sentinel Asset Management, Inc. is paid an annual investment advisory fee based on the average aggregate daily net assets of certain Sentinel funds as specified below:

Average Aggregate Daily Net Assets

Maximum Adviser Fee

           of the Sentinel Funds

0.55%

   on the first $200 million

0.50%

   on the next $200 million

0.45%

   on assets in excess of $400 million

FIMC  may voluntarily choose to waive a portion of its fee. FIMC can modify or terminate this voluntary waiver at any time.

(b)  Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(c)  Adjustment to reflect the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d)  Adjustment to reflect the Directors’/Trustees’ fee resulting from the combining of two portfolios into one.

(e)  Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(f)  Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(g)  Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(h)  Federated New York Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Act of 1940.  Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, a fee equal to 0.25% of the daily net assets of the Fund’s Class A Shares.  FSC may voluntarily choose to waive any portion of its fee.  FSC can modify or terminate this voluntary waiver at any time.  The adjustment is to reflect the distribution services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(i)  Federated New York Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries.  FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be modified or terminated at any time.  The adjustment is to reflect the shareholder services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j)  Adjustment to reflect the share registration costs resulting from the combining of two portfolios into one.

(k)  Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(l)  Miscellaneous expenses are adjusted to reflect fees resulting from the combining two portfolios into one.

(m)  Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(n)  Adjustment to reflect waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(o)  Adjustment to reflect distribution services fee waiver for Class A Shares based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(p)  Adjustment to reflect the reduction of other operating expenses reimbursed by the adviser after the combination.

Sentinel New York Tax-Free Income Fund
Federated New York Municipal Income Fund
Pro Forma Combining Portfolios of Investments
February 28, 2006 (Unaudited)

Sentinel	Federated				Sentinel	Federated
New York	New York				New York	New York	Federated
Tax-Free	Municipal	Pro Forma			Tax-Free	Municipal	Pro Forma
Income Fund	Income Fund	Combined			Income Fund	Income Fund	Combined
Principal	Principal	Principal
Amount	Amount	Amount
or Shares	or Shares	or Shares			Value	Value	Value

				Municipal Bonds—95.9%
				New York--87.8%
$ -	$ 500,000	$ 500,000		Albany County, NY IDA, IDRBs (Series 2004A), 5.375% (Albany College of Pharmacy), 12/1/2024	$ -	$ 521,410	$ 521,410
-	500,000	500,000		Albany, NY IDA, Civic Facility Revenue Bonds, (Series A), 5.75% (Albany Law School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.83%), 10/1/2030	-	537,435	537,435
-	500,000	500,000	1	Amherst, NY IDA, Civic Facility Revenue Bonds (Series 2000B), 5.75% (UBF Faculty-Student Housing Corp.)/(AMBAC INS)/(Original Issue Yield: 5.82%), 8/1/2025	-	550,685	550,685
-	500,000	500,000		Broome County, NY IDA, Civic Facility Revenue Bonds (Series 2004B), 5.00% (University Plaza-Phase II )/(American Capital Access INS)/(Original Issue Yield: 5.05%), 8/1/2025	-	515,230	515,230
260,000	-	260,000		Coxsackie Athens New York, Central School District, 5.50%, 6/15/2013 (FSA INS)	274,466	-	274,466
-	290,000	290,000		Dutchess County, NY IDA, Refunding Revenue Bonds (Series 2004A), 7.50% (St. Francis Hospital and Health Centers), 3/1/2029	-	317,269	317,269
-	785,000	785,000		Dutchess County, NY IDA, Revenue Bonds, 5.00% (Marist College)/(Original Issue Yield: 5.15%), 7/1/2020	-	817,232	817,232
-	500,000	500,000		East Rochester, NY Housing Authority, Revenue Bonds (Series 2002A), 5.375% (Rochester St. Mary's Residence Facility LLC)/(GNMA GTD), 12/20/2022	-	540,540	540,540
-	500,000	500,000		Essex County, NY IDA, Solid Waste Disposal Refunding Revenue Bonds (Series 2005A), 5.20% (International Paper Co.), 12/1/2023	-	505,300	505,300
-	750,000	750,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Adelphi University), 10/1/2035	-	778,920	778,920
-	500,000	500,000		Hempstead Town, NY IDA, Civic Facility Revenue Bonds, 5.00% (Hofstra University)/(Original Issue Yield: 5.10%), 7/1/2033	-	515,455	515,455
-	220,000	220,000		Islip, NY Resource Recovery Agency, Resource Recovery Revenue Bonds (Series 2001E), 5.75% (FSA INS), 7/1/2023	-	244,345	244,345
-	500,000	500,000		Livingston County, NY IDA, Civic Facility Revenue Bonds (Series 2005), 6.00% (Nicholas H. Noyes Memorial Hospital Civic Facility), 7/1/2030	-	522,430	522,430
1,000,000	-	1,000,000		Long Island Power Authority, 5.00%, 9/1/2034 (AMBAC INS)	1,054,470	-	1,054,470
-	1,000,000	1,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2003B), 5.25%, 12/1/2014	-	1,094,010	1,094,010
-	500,000	500,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2003A), 5.00% (Colgate University), 7/1/2023	-	526,635	526,635
-	320,000	320,000		Madison County, NY IDA, Civic Facility Revenue Bonds (Series 2005A), 5.00% (Morrisville State College Foundation)/(CDC IXIS Financial Guaranty NA INS), 6/1/2028	-	338,675	338,675
150,000	-	150,000		Metro Transportation Authority, 5.00%, 4/1/2010 (FGIC INS)	156,447	-	156,447
250,000	-	250,000		Metro Transportation Authority, 5.00%, 4/1/2023 (FGIC INS)	274,522	-	274,522
1,000,000	-	1,000,000		Metro Transportation Authority, 5.00%, 11/15/2033 (AMBAC INS)	1,058,230	-	1,058,230
750,000	-	750,000		Metro Transportation Authority, 5.25%, 4/1/2021 (MBIA Insurance Corp. INS)	806,040	-	806,040
250,000	-	250,000		Metro Transportation Authority, 5.75%, 7/1/2013	272,698	-	272,698
250,000	-	250,000		Monroe County, 6.00%, 3/1/2014 (GO)	281,738	-	281,738
510,000	-	510,000		Monroe County Industrial Dev. Agency, 5.375%, 4/1/2029	511,657	-	511,657
-	500,000	500,000		Monroe County, NY IDA, Civic Facility Revenue Bond, 5.25% (Nazareth College)/(MBIA Insurance Corp. INS), 10/1/2021	-	539,460	539,460
-	500,000	500,000		Monroe County, NY IDA, Civic Center Revenue Bonds, 5.25% (St. John Fisher College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.25%), 6/1/2026	-	530,915	530,915
250,000	-	250,000		Monroe Woodbury Central School District, 5.625%, 5/15/2022 (MBIA Insurance Corp. INS)	256,173	-	256,173
-	165,000	165,000		Nassau County, NY IDA, Civic Facility Refunding Revenue Bonds (Series 2001B) , 5.875% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.92%), 11/1/2011	-	174,994	174,994
-	500,000	500,000		Nassau County, NY IDA, IDRBs (Series 2003A), 5.25% (Keyspan-Glenwood Energy Center LLC)/(KeySpan Corp. GTD), 6/1/2027	-	517,955	517,955
500,000	-	500,000		New York & New Jersey States Port Authority, 5.00%, 9/1/2038	523,565	-	523,565
500,000	-	500,000		New York City, NY Industrial Dev. Agency, 5.00%, 6/1/2035 (XLCA INS)	526,435	-	526,435
-	500,000	500,000		New York City, NY IDA, (Series 1995) Civic Facility Revenue Bonds, 6.30% (College of New Rochelle)/(Original Issue Yield: 6.45%), 9/1/2015	-	510,810	510,810
-	250,000	250,000		New York City, NY IDA, Civic Facilities Revenue Bonds, 5.375% (New York University)/(AMBAC INS), 7/1/2017	-	269,737	269,737
-	400,000	400,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2001A), 6.375% (Staten Island University Hospital), 7/1/2031	-	406,724	406,724
-	300,000	300,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002A), 5.375% (Lycee Francais de New York Project)/(American Capital Access INS)/(Original Issue Yield: 5.43%), 6/1/2023	-	313,884	313,884
-	200,000	200,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2002C), 6.45% (Staten Island University Hospital), 7/1/2032	-	204,634	204,634
-	1,000,000	1,000,000		New York City, NY IDA, Civic Facility Revenue Bonds (Series 2003), 5.00% (Roundabout Theatre Co., Inc.)/(American Capital Access INS), 10/1/2023	-	1,025,990	1,025,990
-	275,000	275,000		New York City, NY IDA, Civic Facility Revenue Bonds, 7.00% (Mt. St. Vincent College, NY), 5/1/2008	-	275,775	275,775
-	400,000	400,000	2	New York City, NY IDA, Liberty Revenue Bonds (Series A), 6.25% (7 World Trade Center LLC), 3/1/2015	-	420,172	420,172
-	500,000	500,000		New York City, NY IDA, Special Airport Facility Revenue Bonds (Series 2001A), 5.50% (Airis JFK I LLC Project at JFK International)/(Original Issue Yield: 5.65%), 7/1/2028	-	503,060	503,060
-	500,000	500,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.25% (British Airways), 12/1/2032	-	435,655	435,655
-	300,000	300,000		New York City, NY IDA, Special Facilities Revenue Bonds, 5.50% (Terminal One Group Association), 1/1/2024	-	321,897	321,897
-	500,000	500,000		New York City, NY Municipal Water Finance Authority, Crossover Refunding Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.14%), 6/15/2026	-	517,830	517,830
-	500,000	500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Bonds (2003 Series C), 5.25% (AMBAC INS), 8/1/2022	-	540,320	540,320
-	500,000	500,000	2	New York City, NY, Residual Interest Tax-Exempt Securities (PA-1349), 8.54548% (MBIA Insurance Corp. INS), 8/1/2018	-	613,720	613,720
-	500,000	500,000		New York City, NY, UT GO Bonds (Fiscal 2005 Series C), 5.25%, 8/15/2025	-	536,325	536,325
-	515,000	515,000		New York City, NY, UT GO Bonds (Series 2002C), 5.50%, 3/15/2015	-	556,179	556,179
-	500,000	500,000		New York City, NY, UT GO Bonds (Series 2003J), 5.50%, 6/1/2023	-	543,200	543,200
1,000,000	-	1,000,000		New York Convention Center Dev. Co., 5.00%, 11/15/2044 (AMBAC INS)	1,050,120	-	1,050,120
-	1,000,000	1,000,000		New York Convention Center Development Corp., Hotel Unit Fee Secured Revenue Bonds (Series 2005), 5.00% (AMBAC INS), 11/15/2035	-	1,055,860	1,055,860
-	500,000	500,000		New York Counties Tobacco Trust III, Revenue Bonds, 5.75% (Original Issue Yield: 5.93%), 6/1/2033	-	522,860	522,860
-	700,000	700,000		New York Liberty Development Corp., Revenue Bonds (Series 2005), 5.25% (Goldman Sachs Group, Inc.), 10/1/2035	-	792,855	792,855
500,000	-	500,000		New York, NY GO Series A, 5.00%, 8/1/2030	522,110	-	522,110
300,000	-	300,000		New York, NY GO Series B, 5.75%, 8/1/2011	327,489	-	327,489
100,000	-	100,000		New York, NY GO Series C, 5.125%, 6/15/2013	106,174	-	106,174
350,000	-	350,000		New York, NY GO Series H, 5.625%, 8/1/2013	372,397	-	372,397
-	500,000	500,000		New York State Dormitory Authority, Court Facilities Lease Revenue Bonds (Series 2003A), 5.375% (New York City, NY)/(United States Treasury PRF 5/15/2013 @100), 5/15/2023	-	554,075	554,075
-	500,000	500,000		New York State Dormitory Authority, Education Facilities Revenue Bonds (Series 2002A), 5.125% (State University of New York)/(United States Treasury PRF 5/15/2012 @101), (Original Issue Yield: 4.94%), 5/15/2021	-	546,825	546,825
-	500,000	500,000		New York State Dormitory Authority, FHA-INS Mortgage Nursing Home Revenue Bonds (Series 2001), 6.10% (Norwegian Christian Home and Health Center)/(FHA and MBIA Insurance Corp. INS), 8/1/2041	-	562,180	562,180
-	1,000,000	1,000,000		New York State Dormitory Authority, INS Revenue Bonds (Series 1999), 6.00% (Pratt Institute)/(Radian Asset Assurance INS), 7/1/2020	-	1,084,690	1,084,690
-	500,000	500,000		New York State Dormitory Authority, INS Revenue Bonds (Series 2005), 5.125% (Providence Rest Home)/(American Capital Access INS), 7/1/2030	-	520,490	520,490
250,000	-	250,000		New York State Dormitory Authority Revenue, 4201 Schools Program,, 5.00%, 7/1/2010	262,773	-	262,773
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (2003 Series 1), 5.00% (Memorial Sloan-Kettering Cancer Center)/(MBIA Insurance Corp. INS), 7/1/2022	-	791,407	791,407
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 1993A), 5.75% (City University of New York)/(FSA INS)/(Original Issue Yield: 6.05%), 7/1/2018	-	572,820	572,820
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.00% (Kateri Residence )/(Allied Irish Banks PLC LOC), 7/1/2022	-	786,563	786,563
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds (Series 2003), 5.375% (North Shore-Long Island Jewish Obligated Group)/(Original Issue Yield: 5.48%), 5/1/2023	-	266,585	266,585
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Brooklyn Law School)/(Radian Asset Assurance INS), 7/1/2018	-	544,460	544,460
-	750,000	750,000		New York State Dormitory Authority, Revenue Bonds (Series 2003A), 5.50% (Winthrop-University Hospital Association)/(Original Issue Yield: 5.70%), 7/1/2023	-	794,475	794,475
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2004), 5.25% (New York Methodist Hospital), 7/1/2024	-	531,170	531,170
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds (Series 2004A), 5.25% (University of Rochester, NY), 7/1/2024	-	269,300	269,300
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2025	-	525,585	525,585
-	400,000	400,000		New York State Dormitory Authority, Revenue Bonds (Series 2005), 5.00% (Rochester General Hospital)/(Radian Asset Assurance INS), 12/1/2035	-	417,236	417,236
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds (Series 2005C), 5.50% (Mt. Sinai NYU Health Obligated Group), 7/1/2026	-	508,295	508,295
-	1,000,000	1,000,000		New York State Dormitory Authority, Revenue Bonds (Series 2005F), 5.00% (New York State Personal Income Tax Revenue Bond Fund)/(AMBAC INS), 3/15/2025	-	1,062,000	1,062,000
-	200,000	200,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(FGIC INS), 7/1/2022	-	212,130	212,130
-	250,000	250,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Manhattan College)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.30%), 7/1/2020	-	263,633	263,633
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds, 5.10% (Catholic Health Services of Long Island)/(Original Issue Yield: 5.19%), 7/1/2034	-	509,010	509,010
-	500,000	500,000		New York State Dormitory Authority, Revenue Bonds, 5.25% (Cansius College)/(MBIA Insurance Corp. INS)/(Original Issue Yield: 5.28%), 7/1/2030	-	535,400	535,400
-	300,000	300,000		New York State Dormitory Authority, Revenue Bonds, 5.00% (Fordham University)/(United States Treasury PRF 7/1/2012 @100), 7/01/2022	-	323,964	323,964
250,000	-	250,000		New York State Dormitory Authority Revenue, City University System, 5.625%, 7/1/2016	283,400	-	283,400
1,000,000	-	1,000,000		New York State Dormitory Authority Revenue, College and University Revenue, 4.75%, 7/1/2037	1,015,170	-	1,015,170
250,000	-	250,000		New York State Dormitory Authority Revenue, College and University Revenue, 5.00%, 7/1/2020 (FGIC INS)	267,862	-	267,862
250,000	-	250,000		New York State Dormitory Authority Revenue, College and University Revenue, 5.00%, 7/1/2022	261,350	-	261,350
500,000	-	500,000		New York State Dormitory Authority Revenue, Educational Housing Services, 5.25%, 7/1/2020 (AMBAC INS)	567,630	-	567,630
500,000	-	500,000		New York State Dormitory Authority Revenue, Memorial Sloan Kettering Cancer Center, 5.50%, 7/1/2023 (MBIA Insurance Corp. INS)	588,930	-	588,930
660,000	-	660,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.00%, 2/15/2035 (AMBAC INS)	694,511	-	694,511
590,000	-	590,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.50%, 8/15/2017	612,113	-	612,113
10,000	-	10,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.50%, 8/15/2017 (PRF)	10,391	-	10,391
245,000	-	245,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.70%, 8/15/2009	254,682	-	254,682
5,000	-	5,000		New York State Dormitory Authority Revenue, Mental Health Services, 5.70%, 8/15/2009 (PRF)	5,205	-	5,205
420,000	-	420,000		New York State Dormitory Authority Revenue, State University Education Facility, 5.50%, 5/15/2009	440,320	-	440,320
80,000	-	80,000		New York State Dormitory Authority Revenue, State University Education Facility, 5.50%, 5/15/2009 (PRF)	84,323	-	84,323
250,000	-	250,000		New York State Dormitory Authority Revenue, Wyckoff Heights Medical Center, 5.30%, 8/15/2021	258,740	-	258,740
150,000	-	150,000		New York State Environmental Facilities, 4.90%, 6/15/2011	157,266	-	157,266
210,000	-	210,000		New York State Environmental Facilities, 5.00%, 6/15/2033	220,166	-	220,166
245,000	-	245,000		New York State Environmental Facilities, 5.75%, 1/15/2013	250,444	-	250,444
-	500,000	500,000		New York State Environmental Facilities Corp., Revenue Bonds (Series 2002A), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(FGIC INS), 1/1/2021	-	539,230	539,230
-	400,000	400,000		New York State Environmental Facilities Corp. State Clean Water and Drinking Water, Revenue Bonds (Series 2002B), 5.00% (Original Issue Yield: 5.07%), 6/15/2022	-	425,048	425,048
-	500,000	500,000		New York State Environmental Facilities Corp., Solid Waste Disposal Revenue Bonds (Series 2004A), 4.45% TOBs (Waste Management, Inc.), Mandatory Tender 7/1/2009	-	504,300	504,300
-	900,000	900,000		New York State Environmental Facilities Corp., Water Facilities Revenue Refunding Bonds (Series A), 6.30% (Spring Valley Water Co., NY)/(AMBAC INS), 8/1/2024	-	924,075	924,075
45,000	-	45,000		New York State Environmental Water Revenue, 5.75%, 6/15/2011	49,865	-	49,865
455,000	-	455,000		New York State Environmental Water Revenue, 5.75%, 6/15/2011 (PRF)	503,271	-	503,271
-	500,000	500,000		New York State HFA, Revenue Bonds (Series 2003A), 5.25% (New York State Personal Income Tax Revenue Bond Fund), 3/15/2021	-	538,040	538,040
-	5,000	5,000		New York State HFA, Service Contract Obligation Revenue Bonds (Series 1995 A), 6.375%, 9/15/2015	-	5,112	5,112
500,000	-	500,000		New York State Mortgage Agency Revenue Bonds, 5.375%, 10/1/2017	516,960	-	516,960
1,000,000	-	1,000,000		New York State Municipal Bond Bank Agency Series C, 5.00%, 6/15/2035	1,044,740	-	1,044,740
375,000	-	375,000		New York State Municpal Bond Bank Agency Series C, 5.25%, 12/1/2010	400,733	-	400,733
-	500,000	500,000		New York State Power Authority, Revenue Bonds (Series 2002A), 5.00%, 11/15/2021	-	529,655	529,655
500,000	-	500,000		New York State School District, 5.00%, 10/1/2034 (MBIA Insurance Corp. INS)	529,235	-	529,235
-	1,000,000	1,000,000	2	New York State Thruway Authority, Drivers (Series 1069), 9.5174% (New York State Thruway Authority-Highway & Bridge Trust Fund)/(AMBAC INS), 4/1/2013	-	1,311,880	1,311,880
500,000	-	500,000		New York State Thruway Authority Service Contract, 5.25%, 1/1/2009	520,575	-	520,575
500,000	-	500,000		New York State Thruway Authority Service Contract, 5.25%, 4/1/2010 (FGIC INS)	534,340	-	534,340
750,000	-	750,000		New York State Urban Development Corp., 5.00% 1/1/2017	795,090	-	795,090
500,000	-	500,000		New York State Urban Development Corp., 5.50%, 1/1/2014 (FSA INS)	545,930	-	545,930
500,000	-	500,000		New York State Urban Development Corp., 5.50%, 3/15/2020 (FGIC INS) (PRF)	557,900	-	557,900
250,000	-	250,000		New York State Urban Development Corp., 5.70%, 4/1/2020	288,048	-	288,048
485,000	-	485,000		New York State Urban Development Corp., 6.00%, 1/1/2015 (AMBAC INS) (PRF)	523,242	-	523,242
-	750,000	750,000		New York State Urban Development Corp., Revenue Bonds (Series 2003B), 5.25% (New York State Personal Income Tax Revenue Bond Fund)/(United States Treasury PRF 3/15/2013 @100), 3/15/2019	-	824,153	824,153
-	500,000	500,000		New York State Urban Development Corp., Subordinated Lien Revenue Bonds (Series 2004A), 5.125% (Empire State Development Corp.), 1/1/2022	-	532,960	532,960
-	500,000	500,000		Niagara County, NY IDA, Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2001D), 5.55% TOBs (American Ref-Fuel Co. of Niagara, L.P. Facility) 11/15/2015	-	523,020	523,020
-	400,000	400,000		Niagara Falls, NY City School District, COPs (Series 1998), 5.375% (United States Treasury PRF 6/15/2008 @101)/(Original Issue Yield: 5.42%), 6/15/2028	-	420,740	420,740
500,000	-	500,000		North Hempstead, NY GO, 6.00%, 7/15/2015 (FGIC INS) (PRF)	545,300	-	545,300
660,000	-	660,000		Rondout Valley Central School District G/O, 3.00%, 3/1/2008 (FGIC INS)	653,426	-	653,426
110,000	-	110,000		Saint Lawrence University, 5.625%, 7/1/2013 (MBIA Insurance Corp. INS)	111,980	-	111,980
-	500,000	500,000		Schenectady, NY, Bond Anticipation Renewal Notes (Series 2005), 5.25% BANs, 5/26/2006	-	499,400	499,400
-	200,000	200,000		Schenectady, NY, TANs (Series 2005), 4.70%, 12/29/2006	-	199,928	199,928
-	500,000	500,000		TSASC, Inc. NY, Tobacco Settlement Asset-Backed Bonds (Series 2006-1), 5.00% (Original Issue Yield: 5.125%), 6/1/2026	-	498,070	498,070
-	440,000	440,000		Tompkins County, NY IDA, Continuing Care Retirement Community Revenue Bonds (Series 2003A), 5.375% (Kendal at Ithaca, Inc.)/(Original Issue Yield: 5.50%), 7/1/2018	-	448,241	448,241
195,000	-	195,000		Triborough Bridge & Tunnel Authority, 4.75%, 1/1/2019 (PRF)	209,996	-	209,996
-	500,000	500,000		United Nations, NY Development Corp., Senior Lien Refunding Revenue Bonds (Series 2004A), 5.25%, 7/1/2022	-	513,650	513,650
-	300,000	300,000		Utica, NY Industrial Development Agency Civic Facility, Revenue Bonds (Series 2004A), 6.875% (Utica College)/(United States Treasury PRF 6/1/2009 @ 101), 12/1/2024	-	330,243	330,243
-	500,000	500,000		Westchester County, NY IDA, Civic Facility Revenue Bonds (Series 2001), 5.20% (Windward School)/(Radian Asset Assurance INS)/(Original Issue Yield: 5.21%), 10/1/2021	-	525,585	525,585
-	175,000	175,000		Westchester County, NY IDA, Continuing Care Retirement Mortgage Revenue Bonds (Series 2003A), 6.375% (Kendal on Hudson )/(Original Issue Yield: 6.55%), 1/1/2024	-	186,541	186,541
-	500,000	500,000		Yonkers, NY IDA, Civic Facility Revenue Bonds (Series 2001B), 7.125% (St. John's Riverside Hospital), 7/1/2031	-	519,225	519,225
-	1,000,000	1,000,000		Yonkers, NY IDA, Revenue Bonds, 5.25% (Monastery Manor Association LP)/(New York State Mortgage Agency GTD), 4/1/2037	-	1,051,450	1,051,450
				Total	22,940,638	44,489,221	67,429,859
				Puerto Rico--6.7%
900,000	-	900,000		Puerto Rico Childrens Trust Fund, 6.00%, 7/1/2026 (PRF)	986,931	-	986,931
1,000,000	-	1,000,000		Puerto Rico Commonwealth, 5.00%, 7/1/2034	1,032,240		1,032,240
255,000	-	255,000		Puerto Rico Commonwealth, 5.375%, 7/1/2021 (MBIA Insurance Corp. INS) (PRF)	265,401	-	265,401
300,000	-	300,000		Puerto Rico Commonwealth, 5.40%, 7/1/2025 (PRF)	306,465	-	306,465
500,000	-	500,000		Puerto Rico Commonwealth Highway and Transportation Authority, 5.75%, 7/1/2016 (MBIA Insurance Corp. INS) (PRF)	549,725	-	549,725
-	500,000	500,000	2	Puerto Rico Electric Power Authority, Drivers (Series 266), 7.5384% (FSA INS), 7/1/2015	-	632,580	632,580
-	500,000	500,000		Puerto Rico Highway and Transportation Authority, Transportation Revenue Bonds (Series G), 5.00% (Original Issue Yield: 5.10%), 7/1/2033	-	513,250	513,250
300,000	-	300,000		Puerto Rico Ind'l. Tourist Ed'l. Medical & Environmental Central Facilities, 5.00%, 10/1/2022 (MBIA Insurance Corp. INS)	311,925	-	311,925
-	135,000	135,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (Commonwealth of Puerto Rico GTD)/(Original Issue Yield: 5.40%), 7/1/2027	-	141,815	141,815
-	365,000	365,000		Puerto Rico Public Building Authority, Revenue Bonds (Series 2002D), 5.25% (United States Treasury PRF 7/1/2012 @100)/(Original Issue Yield: 5.40%), 7/01/2027	-	395,843	395,843
				Total	3,452,687	1,683,488	5,136,175
				Virgin Islands--1.4%
1,000,000	-	1,000,000		Virgin Islands Public Financial Authority, 5.00%, 10/1/2022 (FSA INS)	1,071,230	-	1,071,230
				Total Municipal Bonds (identified cost $72,118,353)	27,464,555	46,172,709	73,637,264
				Short-Term Investments--0.9%
500,000	-	500,000		BlackRock New York Money Market Institutional Class	500,000	-	500,000
225,000	-	225,000		Dreyfus New York Municipal Cash Management	225,000	-	225,000
				Total Short-Term Investments (at amortized cost)	725,000	-	725,000
				Short-Term Municipals--2.0%[3]
				New York--1.1%
-	800,000	800,000		New York City, NY Transitional Finance Authority, New York City Recovery Bonds (2003 Subseries 3-E) Daily VRDNs (Landesbank Baden-Wuerttemberg (Guaranteed) LIQ), 2.950%, 3/1/2006	-	800,000	800,000
				Puerto Rico--0.9%	-		-
-	700,000	700,000		Puerto Rico Government Development Bank (GDB) Weekly VRDNs (MBIA Insurance Corp. INS)/(Credit Suisse, Zurich LIQ), 3.060%, 3/1/2006	-	700,000	700,000
				Total Short-Term Municipals (at amortized cost)	-	1,500,000	1,500,000
				Total Municipal Investments – 98.8% (identified cost $74,343,353)[4,5]	28,189,555	47,672,709	75,862,264
				Other Assets and Liabilities – Net – 1.2%	564,754	368,230	932,984
				Total Net Assets – 100%	$ 28,754,309	$ 48,040,939	$ 76,795,248

(1) Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
(2) Denotes a restricted security, including securities purchased under Rule 144A of the Securities Act of 1933. These securities, all of which have been deemed liquid by criteria approved by the Fund's Board of Trustees, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. At February 28, 2006, these securities amounted to $2,978,352 which represents 3.9% of total net assets.
(3) Current rate and next reset date shown for Variable Rate Demand Notes.
(4) The cost of investments for federal tax purposes amounts to $74,343,353.

(5)  The investment valuation numbers were determined by valuing the portfolios of both the Federated Fund and the Sentinel Fund using the valuation procedures and pricing services of the Federated New York Fund as required under the applicable Plan of Reorganization, and assuming that the proposed Reorganization of the Sentinel New York Fund with and into the Federated New York Fund would have occurred on February 28, 2006.  The investment valuation adjustment is necessary because the valuation procedures and pricing services of the Sentinel New York Fund differ in certain important respects from the valuation procedures and pricing services of the Federated New York Fund.  The Federated New York Fund and the Sentinel New York Fund generally value fixed income securities according to prices furnished by an independent pricing service. For the Sentinel New York Fund, the mean between the bid and the asked price is used for valuation of fixed income securities. For the Federated New York Fund, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. While the valuation procedures and pricing services used by the Federated New York Fund are comparable in many respects to those used by the Sentinel New York Fund, differences may result in individual securities having lower values at the valuation time than was used to calculate the net asset value of the Sentinel New York Fund prior to such time.   As a result, the dollar value of a Sentinel New York Fund’s shareholder’s investment may be lower after the proposed Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the net asset value per share of the Sentinel New York Fund at the time of the proposed Reorganization, although it is possible this could not occur.  As indicated above, the investment valuation and adjustment numbers shown above were determined as if the proposed Reorganization occurred on February 28, 2006; the actual valuation and adjustment numbers, if any, may be lower or higher on the actual date on which the proposed Reorganization occurs.

                                        Sentinel New York Fund    Federated New York Fund     Federated Pro
                                                                                              Forma Combined

Market Value of Municipal Investments       $28,189,555                 $47,672,709             $75,862,264
      Investment valuation adjustment          (32,410)                      --                    (32,410)

Market Value of Municipal Investment
   (after adjustment)                       $28,157,145                 $47,672,709             $75,829,854

At February 28,2006, the Federated New York Fund had the following outstanding short futures contract:

Contracts                        Number of Contracts        Notional Value    Expiration Date     Unrealized
                                                                                                 Appreciation

U.S. Treasury Notes 10 Yrs
Futures(6)                               25                 $2,700,000          March 20006         $16,693

(6) Non-incoming producing security.

Note:  The categories of investments are shown as a percentage of Pro
Forma Combining total net assets as shown on the Statements of Assets and Liabilities.

The following acronyms are used throughout this portfolio:

AMBAC

--American Municipal Bond Assurance Corporation

BANs

--Bond Anticipation Notes

COPs

--Certificates of Participation

FGIC

--Financial Guaranty Insurance Company

FHA

--Federal Housing Administration

FSA

--Financial Security Assurance

GNMA

--Government National Mortgage Association

GO

--General Obligation

GTD

-- Guaranteed

HFA

--Housing Finance Authority

IDA

--Industrial Development Authority

IDRBs

--Industrial Development Revenue Bonds

INS

--Insured

LIQ

--Liquidity Agreement

LOC

--Letter of Credit

PRF

--Prerefunded

TANs

--Tax Anticipation Notes

TOBs

--Tender Option Bonds

UT

--Unlimited Tax

VRDNs

--Variable Rate Demand Notes

XLCA

--XL Capital Assurance

See Notes which are an integral part of the Financial Statements.

	Sentinel New York Tax-Free Income Fund
	Federated New York Municipal Income Fund
	Pro Forma Combining Statements of Assets and Liabilities
	February 28, 2006 (unaudited)

	Sentinel		Federated
	New York		New York				Federated
	Tax-Free		Municipal		Pro Forma		Proforma
	Income Fund		Income Fund		Adjustment		Combined
Assets:
Investments in securities, at value	$ 28,189,555		$ 47,672,709		(32,410)(a)		75,829,854
Cash	265,083		80,019		-		345,102
Income receivable	347,597		613,760		-		961,357
Receivable for shares sold	37,502		10,624		-		48,126
Receivable for Investments sold	-		5,000		-		5,000
Prepaid expenses	-		1,210		-		1,210
Total assets	28,839,737		48,383,322		(32,410)		77,190,649
Liabilities:
Payable for shares redeemed	19,844		246,697		-		266,541
Income distribution payable	34,794		66,674		-		101,468
Payable for daily variation margin	-		7,812		-		7,812
Payable for distribution services fee	4,395		12,449		-		16,844
Payable for shareholder services fee	-		8,751		-		8,751
Accrued expenses	26,395		-		-		26,395
Total liabilities	85,428		342,383		-		427,811
Net Assets	$ 28,754,309		$ 48,040,939		$ (32,410)		$ 76,762,838
Net Assets Consist of:
Paid in capital	$ 28,142,318		$ 47,184,489		$ -		75,326,807
Net unrealized appreciation of investments and futures contracts	610,317		1,620,691		-		2,198,598
Accumulated net realized gain (loss) on investments, futures contracts and swap contracts	86		(753,955)		-		(753,869)
Undistributed (distributions in excess of) net
investment income	1,588		(10,286)		-		(8,698)
Total Net Assets	$ 28,754,309		$ 48,040,939		$ -		$ 76,762,838
Net Assets:
Class A Shares	$ 28,754,309		$ 26,571,353		$ (32,410)		$ 55,293,252
Class B Shares	$ -		$ 21,469,586		$ -		$ 21,469,586
Shares Outstanding:
Class A Shares	2,369,273		2,471,057		302,532	(b)	5,142,862
Class B Shares	-		1,996,542		-		1,996,542
Net Asset Value Per Share
Class A Shares	$ 12.14		$ 10.75		$ -		$ 10.75
Class B Shares	$ -		$ 10.75		$ -		$ 10.75
Offering Price Per Share
Class A Shares	$ 12.65	(c)	$ 11.26	(d)	$ -		$ 11.26	(c)
Class B Shares	$ -		$ 10.75		$ -		$ 10.75
Redemption Proceeds Per Share
Class A Shares	$ 12.14		$ 10.75		$ -		$ 10.75
Class B Shares	$ -		$ 10.16	(e)	$ -		$ 10.16	(d)

Investments, at identified cost	$ 27,579,238		$ 46,068,711		$ -		$ 73,647,949

(a)  The investment valuation numbers were determined by valuing the portfolios of both the Federated Fund and the Sentinel Fund using the valuation procedures and pricing services of the Federated New York Fund as required under the applicable Plan of Reorganization, and assuming that the proposed Reorganization of the Sentinel New York Fund with and into the Federated New York Fund would have occurred on February 28, 2006.  The investment valuation adjustment is necessary because the valuation procedures and pricing services of the Sentinel New York Fund differ in certain important respects from the valuation procedures and pricing services of the Federated New York Fund.  The Federated New York Fund and the Sentinel New York Fund generally value fixed income securities according to prices furnished by an independent pricing service. For the Sentinel New York Fund, the mean between the bid and the asked price is used for valuation of fixed income securities. For the Federated New York Fund, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. While the valuation procedures and pricing services used by the Federated New York Fund are comparable in many respects to those used by the Sentinel New York Fund, differences may result in individual securities having lower values at the valuation time than was used to calculate the net asset value of the Sentinel New York Fund prior to such time.   As a result, the dollar value of a Sentinel New York Fund’s shareholder’s investment may be lower after the proposed Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the net asset value per share of the Sentinel New York Fund at the time of the proposed Reorganization, although it is possible this could not occur.  As indicated above, the adjustment numbers shown above were determined as if the proposed Reorganization occurred on February 28, 2006; the actual adjustment numbers, if any, may be lower or higher on the actual date on which the proposed Reorganization occurs.

(b) Adjustment to reflect share balance as a result of the combination.
(c) Computation of offering price per share: 96.00/100 of net asset value.
(d) Computation of offering price per share: 95.50/100 of net assets value.
(e) Computation of maximum redemption proceeds per share: 94.50/100 of net assets value.

(See Notes to Pro Forma Financial Statements)

	Sentinel New York Tax-Free Income Fund
	Federated New York Municipal Income Fund
	Pro Forma Combining Statements of Operations
	Six Months Ended February 28, 2006 (unaudited)

	Sentinel	Federated
	New York	New York			Federated
	Tax-Free	Municipal	Pro Forma		Pro Forma
	Income Fund	Income Fund	Adjustment		Combined
Investment Income:
Interest	$ 325,247	$ 1,164,128	$ -		$ 1,489,375

Expenses:
Investment adviser fee	72,248	95,229	(14,786)	(a)	152,691
Administrative personnel and services fee	-	94,220	-		94,220
Custodian fees	3,795	2,153	(3,023)	(b)	2,925
Transfer and dividend disbursing agent			-
fees and expenses	8,488	28,909	(7,371)	(c)	30,026
Directors'/Trustees' fees	2,111	860	(2,111)	(d)	860
Auditing fees	3,500	10,980	(3,474)	(e)	11,006
Legal fees	2,500	3,183	(1,302)	(f)	4,381
Portfolio accounting fees	3,935	32,384	(1,111)	(g)	35,208
Distribution services fee - Class A Shares	28,731	32,437	7,183	(h)	68,351
Distribution services fee - Class B Shares	-	81,245	-		81,245
Shareholder services fee - Class A Shares	-	29,157	32,282	(j)	61,439
Shareholder services fee - Class B Shares	-	27,081	-		27,081
Share registration costs	1,620	15,059	(1,455)	(j)	15,224
Printing and postage	2,000	8,605	(1,152)	(k)	9,453
Insurance premiums	-	3,853	-		3,853
Miscellaneous	5,962	675	(5,962)	(l)	675
Total expenses	134,890	466,030	(2,282)		598,638
Waivers and Reimbursements:
Waiver of investment adviser fee	-	(95,229)	(49,254)	(m)	(144,483)
Waiver of administrative personnel and services fees	-	(17,118)	(2,336)	(n)	(19,454)
Waiver of distribution services fee - Class A Shares	-	(32,437)	(35,914)	(o)	(68,351)
Reimbursement of shareholder services fee - Class A Shares	-	(6,512)	-		(6,512)
Reimbursement of other operating expenses	-	(68,853)	68,853	(p)	-
Total waivers and reimbursements	-	(220,149)	(18,651)		(238,800)
Net expenses	134,890	245,881	(20,933)		359,838
Net investment income	$ 190,357	$ 918,247	$ 20,933		$ 1,129,537
Realized and Unrealized Gain (Loss) on Investments,
Futures Contracts and Swap Contracts:
Net realized gain on investments	100	77,293	-		77,393
Net realized gain on swap contracts	-	43,500	-		43,500
Net realized gain on futures contracts	-	80,656	-		80,656
Net change in unrealized appreciation/depreciation of investments	1,412,057	(621,685)	(32,410)(a)		757,962
Net change in unrealized depreciation of futures contracts	-	41,402	-		41,402
Net change in unrealized depreciation on swap contracts	-	19,451	-		19,451
Net realized and unrealized gain on investments	1,412,157	(359,383)	(32,410)		1,020,364
Change in net assets resulting from operations	$ 1,602,514	$ 558,864	$ (11,477)		$ 2,149,901

(See Notes to Pro Forma Financial Statements)

Sentinel New York Tax-Free Income Fund

Federated New York Municipal Income Fund

Notes to Pro Forma Combining Statements of Operations

For the Six Months Ended February 28, 2006 (unaudited)

Note 1. Description of the Fund

Federated New York Municipal Income Fund , a series of Federated Municipal Securities Income Trust, is registered under the Investment Company Act of 1940, as amended, as an open-end, non-diversified management investment company.

Federated New York Fund consists of two classes of shares:  Class A Shares and Class B Shares.  All shares of the Fund have equal rights with respect to voting, except on class-specific matters.  Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that each class bears certain expenses unique to that class such as distribution and shareholder services fees.  Dividends are declared separately for each class.  No class has preferential dividend rights; differences in per share rates are generally due to differences in separate class expenses.

Note 2. Basis of Combination

The accompanying unaudited Pro Forma Combining Portfolios of Investments and Statements of Assets and Liabilities (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Fund and Federated New York Fund, (individually referred to as the “Fund” or collectively the “Funds”), as of February 28, 2006.  Additionally, the accompanying unaudited Pro Forma Combined Statements of Operations (Pro Forma Financial Statements) reflect the accounts of Sentinel New York Fund and Federated New York Fund, (individually referred to as the “Fund” or collectively the “Funds”), for the six months ended February 28, 2006.

The Pro Forma Financial Statements should be read in conjunction with the historical financial statements of the Funds which have been incorporated by reference in the Statement of Additional Information.  The Funds follow generally accepted accounting principles (GAAP) in the United States of America applicable to management investment companies which are disclosed in the historical financial statements of each fund.  The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenue reported in the financial statements.  Actual results could differ from those estimated.

The Pro Forma Financial Statements give effect to the proposed exchange of assets of Sentinel New York Fund for Federated New York Fund.  Under generally accepted accounting principles, Federated New York Fund will be the surviving entity for accounting purposes with its historical cost of investment securities and results of operations being carried forward.

The Pro Forma Financial Statements have been adjusted to reflect the anticipated advisory fee arrangement for the surviving entity.  Certain other operating costs have also been adjusted to reflect anticipated expenses of the combined entity.  Other costs which may change as a result of the reorganization are currently undeterminable.

For the six months ended February 28, 2006, Federated New York Fund and Sentinel New York Fund paid investment advisory fees computed at the annual rate of 0.40% and 0.50%, respectively, as a percentage of average daily net assets.

Note 3. Portfolio Valuation

Municipal bonds are valued by an independent pricing service, taking into consideration yield, liquidity, risk, credit-quality, coupon, maturity, type of issue, and any other factors or market data the pricing service deems relevant.  The Fund generally values short-term securities with prices furnished by an independent pricing service, except that short-term securities with remaining maturities of less than 60 days at the time of purchase may be valued at amortized cost, which approximates fair market value.  Municipal bond prices furnished by an independent pricing service are intended to be indicative of the bid prices currently offered to institutional investors for the securities.  Securities for which no quotation are readily available are valued at fair value as determined in accordance with procedures established by and under general supervision of the Board of Trustees.

Note 4. Shares of Beneficial Interest

The Pro Forma Class A Shares net asset value per share assumes the issuance of 2,617,819 Class A Shares of Federated New York Fund in exchange for 2,369,273 Class A Shares of Sentinel New York Fund which would have been issued at February 28, 2006 in connection with the proposed reorganization.

Note 5. Federal Income Taxes

Each fund has elected to be taxed as a “regulated investment company” under the Internal Revenue Code.  After the acquisition, Federated New York Fund intends to continue to qualify as a regulated investment company, if such qualification is in the best interests of its shareholders, by complying with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income.  Accordingly, no provisions for federal income tax are necessary.

The identified cost of investments for the Funds is substantially the same for both financial accounting and federal income tax purposes.  The tax cost of investments will remain unchanged for the combined fund.

Note 6. Pro Forma Adjustments

(a)  Federated Investment Management Company, the investment adviser (FIMC) for Federated New York Fund, a series of Federated Municipal Securities Income Trust, receives for its services an annual investment advisory fee equal to 0.40% of the average daily net assets of the Fund. Sentinel Asset Management, Inc. is paid an annual investment advisory fee based on the average aggregate daily net assets of certain Sentinel funds as specified below:

Average Aggregate Daily Net Assets

Maximum Adviser Fee

           of the Sentinel Funds

0.55%

   on the first $200 million

0.50%

   on the next $200 million

0.45%

   on assets in excess of $400 million

FIMC may voluntarily choose to waive a portion of its fee. FIMC can modify or terminate this voluntary waiver at any time.

(b)  Adjustment to reflect the custodian fees resulting from the combining of two portfolios into one.

(c)  Adjustment to reflect the transfer and dividend disbursing agent fees and expenses resulting from the combining of two portfolios into one.

(d)  Adjustment to reflect the Directors’/Trustees’ fee resulting from the combining of two portfolios into one.

(e)  Adjustment to reflect the auditing fee resulting from the combining of two portfolios into one.

(f)  Adjustment to reflect the legal fee resulting from the combining of two portfolios into one.

(g)  Adjustment to reflect the portfolio accounting fee resulting from the combining of two portfolios into one.

(h)  Federated New York Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Investment Act of 1940.  Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, a fee equal to 0.25% of the daily net assets of the Fund’s Class A Shares.  FSC may voluntarily choose to waive any portion of its fee.  FSC can modify or terminate this voluntary waiver at any time.  The adjustment is to reflect the distribution services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(i)  Federated New York Fund may pay fees (Service Fees) up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts.  Under certain agreements, rather than paying financial intermediaries directly, the Fund may pay Service Fees to FSSC and FSSC will use the fees to compensate financial intermediaries.  FSSC or these financial intermediaries may voluntarily choose to waive any portion of its fee.  This voluntary waiver can be modified or terminated at any time.  The adjustment is to reflect the shareholder services fee for Class A Shares for the Federated Pro Forma Combined based on the combined average net assets of the Funds.

(j)  Adjustment to reflect the share registration costs resulting from the combining of two portfolios into one.

(k)  Printing and postage expenses are adjusted to reflect fees resulting from the combining of two portfolios into one.

(l)  Miscellaneous expenses are adjusted to reflect fees resulting from the combining two portfolios into one.

(m)  Adjustment to reflect waiver of investment adviser fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(n)  Adjustment to reflect waiver of administrative personnel and services fee based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(o)  Adjustment to reflect distribution services fee waiver for Class A Shares based on combined average daily net assets of the Federated Pro Forma Combined Fund.

(p)  Adjustment to reflect the reduction of other operating expenses reimbursed by the adviser after the combination.

(q) The investment valuation numbers were determined by valuing the portfolios of both the Federated Fund and the Sentinel Fund using the valuation procedures of the Federated New York Fund as required under the applicable Plan of Reorganization, and assuming that the proposed Reorganization of the Sentinel New York Fund with and into the Federated New York Fund would have occurred on February 28, 2006.  The investment valuation adjustment is necessary because the valuation procedures of the Sentinel New York Fund differ in certain important respects from the valuation procedures of the Federated New York Fund.  The Federated New York Fund and the Sentinel New York Fund generally value fixed income securities according to prices furnished by an independent pricing service. For the Sentinel New York Fund, the mean between the bid and the asked price is used for valuation of fixed income securities. For the Federated New York Fund, prices furnished by an independent pricing service are generally intended to be indicative of the bid prices currently offered to institutional investors for the securities. While the valuation procedures and pricing services used by the Federated New York Fund are comparable in many respects to those used by the Sentinel New York Fund, differences may result in individual securities having lower values at the valuation time than was used to calculate the net asset value of the Sentinel New York Fund prior to such time.   As a result, the dollar value of a Sentinel New York Fund’s shareholder’s investment may be lower after the proposed Reorganization than it was before. The differences between the pricing procedures of, and the pricing services used by, the Federated Funds and the Sentinel Funds are expected to negatively impact the net asset value per share of the Sentinel New York Fund at the time of the proposed Reorganization, although it is possible this could not occur.  As indicated above, the investment valuation and adjustment numbers shown above were determined as if the proposed Reorganization occurred on February 28, 2006; the actual valuation and adjustment numbers, if any, may be lower or higher on the actual date on which the proposed Reorganization occurs.